As filed with the Securities and Exchange Commission on July 17, 2000.

                                                          File Nos.   333-41508
                                                                      811-4254
-------------------------------------------------------------------------------


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-14

                            REGISTRATION STATEMENT
                                   UNDER THE
                            SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO. 1
                       POST-EFFECTIVE AMENDMENT NO. [ ]

                           SMITH BARNEY INCOME FUNDS
              (Exact Name of Registrant as Specified in Charter)

                             388 Greenwich Street
                              New York, NY 10013
              (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, Including Area Code: 800-451-2010

                               HEATH B. McLENDON
                         SSB CITI FUND MANAGEMENT LLC
                             388 GREENWICH STREET
                           NEW YORK, NEW YORK 10013
                    (Name and Address of Agent for Service)

                                WITH COPIES TO

Robert I. Frenkel, Esq.  Christina T. Sydor, Esq.   Roger P. Joseph,Esq.  Burton M. Leibert,Esq.
SSB Citi Fund            SSB Citi Fund              Bingham Dana LLP      Willkie Farr &
  Management LLC           Management LLC           150 Federal Street      Gallagher
388 Greenwich Street     388 Greenwich Street       Boston, MA  02110     787 Seventh Avenue
New York, NY  10013      New York, NY  10013                              New York, NY  10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: as soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933

                     Title of Securities Being Registered:
       Shares of Beneficial Interest ($0.001 par value) of the Registrant
-------------------------------------------------------------------------------

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon
Section 24(f).

It is proposed that this filing will become effective on August 16, 2000 pursuant to Rule 488 under the Securities Act of 1933.

                       CITISELECT FOLIO 200 CONSERVATIVE
                         CITISELECT FOLIO 300 BALANCED
            21 Milk Street, 5th Floor, Boston, Massachusetts 02109

                                                                August 16, 2000


Dear Shareholders:

     You are being asked to vote on an Agreement and Plan of Reorganization whereby substantially all of the assets of CitiSelect Folio 200 Conservative and CitiSelect Folio 300 Balanced (each, a "CitiSelect Portfolio" and together, the "CitiSelect Portfolios"), each a series of CitiFunds Trust I, will be transferred in tax-free reorganizations to Smith Barney Balanced Fund (the "Smith Barney Fund"), a series of Smith Barney Income Funds, in exchange for shares of the corresponding class of the Smith Barney Fund.

     If the Agreement and Plan of Reorganization is approved and consummated, you will no longer be a shareholder of your CitiSelect Portfolio; you will become a shareholder of the Smith Barney Fund. You will receive shares of the corresponding class of the Smith Barney Fund with an aggregate net asset value equal to the aggregate net asset value of your shares in the CitiSelect Portfolio.

     The Smith Barney Fund is advised by SSB Citi Fund Management LLC ("SSB Citi"). SSB Citi, like Citibank, N.A. ("Citibank"), the adviser of the CitiSelect Portfolios, is a subsidiary of Citigroup Inc. Citigroup has proposed the reorganization of each CitiSelect Portfolio into the Smith Barney Fund in order to eliminate duplication in the mutual fund investment advisory operations of SSB Citi and Citibank.

     After carefully studying the merits of the proposal, the Board of Trustees of the CitiFunds Trust I has determined that the reorganization of each CitiSelect Portfolio with the Smith Barney Fund will benefit the shareholders of that CitiSelect Portfolio.

     The Smith Barney Fund will offer CitiSelect shareholders a mutual fund with investment objectives and policies that are similar to those of the CitiSelect Portfolios. The Trustees of CitiFunds Trust I believe that combining the assets of the CitiSelect Portfolios with the Smith Barney Fund could result in more efficient mutual fund operations due to economies of scale without substantially changing the investment profile of the CitiSelect Portfolios. As a result of the reorganization, CitiSelect shareholders will be part of a larger fund family offering a wide array of mutual funds, and will be able to exchange their shares among most or all of those Smith Barney funds.

     The Board of Trustees of CitiFunds Trust I believes that the proposal set forth in the notice of meeting for your fund is important and recommends that you read the enclosed materials carefully and then vote for the proposal. PLEASE TAKE A MOMENT NOW TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE. YOU MAY ALSO CAST YOUR VOTE VIA THE INTERNET OR BY TELEPHONE AS DESCRIBED IN THE ENCLOSED PROXY VOTING MATERIALS. For more information, please contact your service agent or call 1-800-625-4554. If your account is held with Citicorp Investment Services, please call 1-800-846-5200; in New York City, you need to call 212-820-2380.


                                             Respectfully,



                                             Philip W. Coolidge
                                             President



     WE URGE YOU TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR CAST YOUR VOTE VIA THE INTERNET OR BY TELEPHONE, TO ENSURE A QUORUM AT THE MEETING. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN.

                       CITISELECT FOLIO 200 CONSERVATIVE
                         CITISELECT FOLIO 300 BALANCED

                           21 Milk Street, 5th Floor
                          Boston, Massachusetts 02109
                           Telephone: (617) 423-1679

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

     Please take notice that a Special Meeting of Shareholders of CitiSelect Folio 200 Conservative and CitiSelect Folio 300 Balanced (each, a "CitiSelect Portfolio" and together, the "CitiSelect Portfolios"), each a series of CitiFunds Trust I, will be held at the offices of SSB Citi Fund Management LLC, 7 World Trade Center, 4th Floor, Balcony Dining, New York, New York 10048, on Monday, October 2, 2000 at 3:00 p.m., Eastern time, for the following purposes:

     ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of each CitiSelect Portfolio to Smith Barney Balanced Fund (the "Smith Barney Fund"), a series of Smith Barney Income Funds, solely in exchange for voting shares of the corresponding class of the Smith Barney Fund; (2) the distribution of the shares to the shareholders of the CitiSelect Portfolios in liquidation of each CitiSelect Portfolio; and (3) the termination of each CitiSelect Portfolio.

     ITEM 2. To transact such other business as may properly come before the Special Meeting of Shareholders and any adjournments thereof.

     Item 1 is described in the attached Proxy Statement/Prospectus. THE BOARD OF TRUSTEES OF THE CITIFUNDS TRUST I RECOMMENDS THAT YOU VOTE IN FAVOR OF ITEM 1.

     Only shareholders of record on August 11, 2000 will be entitled to vote at the Special Meeting of Shareholders and at any adjournments thereof.


                                             Robert I. Frenkel, Secretary


August 16, 2000

     YOUR VOTE IS IMPORTANT. WE WOULD APPRECIATE YOUR PROMPTLY VOTING, SIGNING AND RETURNING THE ENCLOSED PROXY, WHICH WILL HELP AVOID THE ADDITIONAL EXPENSE OF A SECOND SOLICITATION. THE ENCLOSED ADDRESSED ENVELOPE REQUIRES NO POSTAGE AND IS PROVIDED FOR YOUR CONVENIENCE. YOU ALSO MAY RETURN PROXIES BY TOUCHTONE VOTING OVER THE TELEPHONE OR BY VOTING ON THE INTERNET.

                      COMBINED PROXY STATEMENT/PROSPECTUS
                                August 16, 2000

                        Relating to the acquisition by
                    SMITH BARNEY BALANCED FUND, a series of
                           SMITH BARNEY INCOME FUNDS
                             388 Greenwich Street
                              New York, NY 10013
                           Telephone: (800) 451-2010

                               of the assets of

                     CITISELECT FOLIO 200 CONSERVATIVE and
                CITISELECT FOLIO 300 BALANCED, each a series of
                               CITIFUNDS TRUST I
                           21 Milk Street, 5th Floor
                          Boston, Massachusetts 02109
                           Telephone: (617) 423-1679


     This Proxy Statement/Prospectus is furnished to shareholders of CitiSelect Folio 200 Conservative and CitiSelect Folio 300 Balanced (each, a "CitiSelect Portfolio" and together, the "CitiSelect Portfolios"), each a series of CitiFunds Trust I (the "CitiFunds Trust"), in connection with the solicitation of proxies for a Special Meeting of Shareholders of the CitiSelect Portfolios at which shareholders will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") between CitiFunds Trust, with respect to each CitiSelect Portfolio, and Smith Barney Income Funds, on behalf of its series, Smith Barney Balanced Fund (the "Smith Barney Fund").

     The Plan provides that substantially all of the assets and liabilities of each CitiSelect Portfolio will be transferred to the Smith Barney Fund. In exchange for the transfer of these assets and liabilities, each CitiSelect Portfolio will receive voting shares of the corresponding class of the Smith Barney Fund. Shares of the Smith Barney Fund so received will then be distributed to the shareholders of the CitiSelect Portfolios in complete liquidation of the CitiSelect Portfolios, and each CitiSelect Portfolio will be terminated. As a result of these reorganization transactions, each shareholder of each class of the CitiSelect Portfolios will receive that number of full and fractional shares of the corresponding class of the Smith Barney Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the CitiSelect Portfolio held on the closing date of the reorganization transaction (the "Reorganization").

     The CitiSelect Portfolios and Smith Barney Fund are each a series of open-end management investment companies. The investment objectives and policies of the Smith Barney Fund are similar to those of the CitiSelect Portfolios except as set forth herein. The Smith Barney Fund is a "balanced" mutual fund that pursues its investment objective by investing in a mix of equity and fixed income securities. The CitiSelect Portfolios are asset allocation funds that, like the Smith Barney Fund, pursue their investment objectives by investing in a mix of equity and fixed income securities.

     This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Smith Barney Fund that a prospective investor should know before investing. This Proxy Statement/Prospectus is also accompanied by the Smith Barney Fund's annual report to shareholders for the year ended July 31, 1999 and semi-annual report to shareholders for the six month period ended January 31, 2000, each of which is incorporated herein by reference. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Smith Barney Fund, see the Prospectus for the Smith Barney Fund, dated November 28, 1999, as supplemented from time to time, which is incorporated herein by reference. Additional information is set forth in the Statement of Additional Information of the Smith Barney Fund, dated November 28, 1999, which is incorporated herein by reference. The Prospectus and Statement of Additional Information of the Smith Barney Fund are on file with the Securities and Exchange Commission and are available without charge upon request by writing or calling the Smith Barney Fund at the address or telephone number indicated above.

     Additional information is set forth in (a) the Statement of Additional Information relating to this Proxy Statement/Prospectus, dated August 16, 2000,
(b) the Prospectus and Statement of Additional Information of the CitiSelect Portfolios, dated March 1, 2000, and (c) the Annual Report for the fiscal year ended October 31, 1999 and the Semi-Annual Report for the six-month period ended April 30, 2000 relating to the CitiSelect Portfolios. Each of these documents is incorporated herein by reference and is on file with the Securities and Exchange Commission. You may obtain a copy of any of these documents without charge upon request by writing or calling the CitiSelect Portfolios at the address or telephone number indicated above.

     This Proxy Statement/Prospectus is expected to be first sent to shareholders on or about August 16, 2000.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROXY STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE CITISELECT PORTFOLIOS OR THE SMITH BARNEY FUND.

                               TABLE OF CONTENTS


SYNOPSIS................................................................
    Proposed Transaction................................................
    Comparison of Investment Objectives and Policies....................
    Comparison of Investment Structure of the
        CitiSelect Portfolios and Smith Barney Fund.....................
    Investment Advisory Services and Management Fees....................
    Overall Expenses....................................................
    Distribution of Shares and Other Services...........................
    Sales Charges, Purchase Policies,
        Redemption and Exchange Information.............................
    Dividends and Other Distributions...................................
    Tax Consequences....................................................

PRINCIPAL INVESTMENTS, RISK FACTORS AND INVESTMENT RESTRICTIONS
    Principal Investments and Risk Factors..............................
    Fundamental Investment Restrictions.................................

THE PROPOSED TRANSACTION................................................
    Description of the Plan.............................................
    Reasons for the Proposed Transaction................................
    Description of the Securities to be Issued..........................
    Federal Income Tax Consequences.....................................
    Liquidation and Termination of the CitiSelect Portfolios............
    Portfolio Securities................................................
    Portfolio Turnover..................................................
    Pro Forma Capitalization............................................
    Performance.........................................................

VOTING INFORMATION......................................................
    General Information.................................................
    Quorum; Vote Required to Approve Proposal...........................
    Outstanding Shareholders............................................

ADDITIONAL INFORMATION ABOUT THE FUNDS..................................

OTHER MATTERS...........................................................

                                    SYNOPSIS

     The following is a summary of certain information contained in this Proxy Statement/Prospectus regarding the CitiSelect Portfolios and the Smith Barney Fund (each, a "Fund," and collectively, the "Funds") and the proposed Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Prospectus of the Smith Barney Fund, the Prospectus of the CitiSelect Portfolios and the Plan, the form of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders of the CitiSelect Portfolios should read this entire Proxy Statement/Prospectus carefully.

Proposed Transaction

     The Board of Trustees of the CitiFunds Trust, on behalf of the CitiSelect Portfolios, including a majority of the Trustees who are not "interested persons" of such Funds (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Non-Interested Trustees"), approved the Plan on July 13, 2000. The Plan provides that substantially all of the assets and liabilities of CitiSelect Folio 200 Conservative and CitiSelect Folio 300 Balanced will be transferred to the Smith Barney Fund. Each of the CitiSelect Portfolios holds its assets through several underlying investment companies (the "Underlying Portfolios"). As part of the Reorganization, and prior to the transfer of assets to the Smith Barney Fund, each CitiSelect Portfolio will receive a distribution in kind from the applicable Underlying Portfolio of the investment securities held by the Underlying Portfolio on its behalf (and associated liabilities), and those investment securities will be the assets transferrred to the Smith Barney Fund. In exchange for the transfer of those assets and liabilities, each CitiSelect Portfolio will receive voting shares of the corresponding class of the Smith Barney Fund. Shares of the Smith Barney Fund so received will then be distributed to the shareholders of the CitiSelect Portfolios in complete liquidation of the CitiSelect Portfolios, and each CitiSelect Portfolio will be terminated. As a result of the Reorganization, each shareholder of each class of the CitiSelect Portfolios will receive that number of full and fractional shares of the corresponding class of the Smith Barney Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the CitiSelect Portfolios held as of the close of business on the closing date of the Reorganization (the "Closing Date"). The Closing Date is expected to be on or after October 6, 2000 or such later date as the parties may agree in writing.

     For the reasons described below under "The Proposed Transaction - Reasons for the Proposed Transaction," the Board of Trustees of the CitiFunds Trust, on behalf of the CitiSelect Portfolios, including a majority of the NonInterested Trustees, has concluded that the Reorganization is in the best interests of the CitiSelect Portfolios and their shareholders and that the interests of the existing shareholders of the CitiSelect Portfolios will not be diluted as a result of the Reorganization.

     Accordingly, the Trustees recommend approval of the Plan. If the Plan is not approved, the CitiSelect Portfolios will continue in existence unless other action is taken by the Trustees; such other action may include resubmission of the Plan to shareholders, maintaining the status quo or termination and liquidation of one or both CitiSelect Portfolios.

Comparison of Investment Objectives and Policies

Goals

     The goal of CitiSelect Folio 200 Conservative is as high a total return over time as is consistent with a primary emphasis on fixed income securities and a secondary emphasis on equity securities. The goal of CitiSelect Folio 300 Balanced is as high a total return over time as is consistent with a balanced emphasis on equity and fixed income securities.

     The goal of the Smith Barney Fund is current income and long-term capital appreciation.

Investment Policies

     Asset Allocation. Each CitiSelect Portfolio is a diversified asset allocation fund that invests in a mix of equity and debt securities. Citibank, N.A. ("Citibank"), the Funds' investment manager, allocates the assets of each Fund to offer a specified level of return and a corresponding amount of risk. Citibank generally allocates between 60% and 80% of the assets of CitiSelect Folio 200 Conservative to fixed income securities and up to 40% of the Fund's assets to equity securities. CitiSelect Folio 300 Balanced is designed to offer the potential for higher returns and a corresponding larger amount of risk than CitiSelect Folio 200 Conservative. Accordingly, Citibank generally allocates a smaller portion of the assets of CitiSelect 300 Balanced to fixed income investments, typically between 40% and 60%, and a larger portion of that Fund's assets to equity investments, typically up to 60%. Cash flows into or out of the Funds, or changes in market valuations, however, may produce different results. Citibank monitors the Funds' asset mixes daily and conducts quarterly reviews to determine whether to rebalance the Funds' investments.

     Citibank may further allocate the Funds' equity securities among large cap securities, small cap securities and international securities, and the Funds' fixed income securities among U.S. and foreign government and corporate bonds and between high yield (or junk) bonds and investment grade securities. Citibank is not required to allocate the Fund's assets among all of these types of equity and fixed income securities at all times.

     The Smith Barney Fund also invests in a mix of equity and fixed income securities. The Fund invests a minimum of 50% and a maximum of 70% of its total assets in equity securities, and a minimum of 30% and a maximum of 50% of its total assets in fixed income securities. Within these ranges, the Smith Barney Fund normally invests approximately 60% of its assets in equity securities and 40% in fixed income securities. These percentages may vary based on the outlook of SSB Citi Fund Management LLC, the Smith Barney Fund's investment manager ("SSB Citi"). The Smith Barney Fund invests in equity securities in a broad range of companies, industries and sectors. Generally, the equity portion of the Fund is comprised primarily of the stocks of mid-to-large capitalization companies. However, the Fund may also invest in smaller-capitalization companies if they otherwise meet the Fund's investment criteria.

     Equity Securities. The CitiSelect Portfolios' equity securities may include common stocks, preferred stocks, securities convertible into common stocks and warrants. Citibank may allocate the Funds' equity securities among large cap issuers, small cap issuers and international issuers. These further allocations are intended to maximize returns while managing overall volatility.

     The Smith Barney Fund invests primarily in common stocks, but it may also invest in preferred stocks, warrants and securities convertible into common stocks. The Smith Barney Fund's equity securities consist of a broad range of companies, industries and sectors.

     Debt Securities. Each Fund's fixed income securities may include bonds and short-term notes issued by the U.S. government (or its agencies and instrumentalities), corporate bonds and short-term notes, mortgage-backed securities, asset-backed securities and repurchase agreements. Citibank may allocate the CitiSelect Portfolios' fixed income securities among U.S. and foreign government and corporate bonds and between high yield (or junk) bonds and investment grade securities. These further allocations are intended to maximize returns while managing overall volatility of the CitiSelect Portfolios. The Smith Barney Fund may not invest more than 25% of its total assets in junk bonds; similarly, neither CitiSelect Portfolio anticipates investing more than 25% of its total assets in junk bonds. Junk bonds may subject the Funds to higher risks, as discussed under "Principal Investments, Risk Factors and Investment Restrictions" below.

     Neither the CitiSelect Portfolios nor the Smith Barney Fund are subject to restrictions on the maturity of the individual securities in which the Funds may invest. The Smith Barney Fund normally expects to maintain an average portfolio maturity for the fixed income portion of its portfolio of between 5 and 15 years.

     Derivative Securities. Each Fund may invest in derivative securities, including options on securities and foreign currencies, stock index options, forward currency contracts, interest rate and foreign currency futures contracts, stock index futures contracts and options on futures contracts (see "Principal Investments, Risk Factors and Investment Restrictions" below for more information on the risks of derivatives). The CitiSelect Portfolios also may invest in swap agreements, including interest rate and currency swaps, equity swaps and other types of available swap agreements including caps, collars and floors. The Smith Barney Fund may invest in certain types of derivative securities only for hedging purposes, and may invest in derivatives to generate income only in limited circumstances. The CitiSelect Portfolios may invest in these same derivative securities for hedging and non-hedging purposes, to enhance potential gains, to generate income, and also to manage the maturity or duration of fixed income securities. Each of the Funds is subject to certain limitations imposed by the Commodity Futures Trading Commission with respect to their investments in derivatives.

     Foreign Securities. Each Fund may invest without limit in foreign securities. The CitiSelect Portfolios emphasize securities included in the MSCI EAFE Index, which contains securities of companies located in Europe, Australia and the Far East. These Funds also may invest in emerging market equity securities. The Smith Barney Fund may not invest in securities issued by issuers in developing countries (see "Principal Investments, Risk Factors and Investment Restrictions" below for more information on the risks of foreign securities).

Security Selection Process

     Citibank allocates the CitiSelect Portfolios' investments among different types of securities and investment styles so that the Funds may benefit from investment cycles when securities with particular characteristics, or those selected based on a particular investment style, outperform other securities in the same asset class. To implement this strategy, Citibank employs multiple subadvisers with expertise managing specific types of securities or managing in a particular style.

     Equity Securities. Citibank allocates the CitiSelect Portfolios' equity investments among different investment styles. These styles include investing in "growth" stocks (i.e., those issued by companies with seasoned management teams, track records of above-average performance and strong earnings growth) and investing in "value" stocks (i.e., those that appear undervalued or priced below their true worth).

     In selecting equity investments for the Smith Barney Fund, SSB Citi attempts to identify securities with favorable valuations relative to their growth characteristics. This strategy is commonly known as "growth at a reasonable price". Because this strategy combines both growth and value investing, it offers style diversification within a single mutual fund.

     Fixed Income Securities. Citibank may diversify the fixed income securities of the CitiSelect Portfolios among U.S. and non-U.S. investment grade corporate debt obligations, securities issued by the U.S. government and its agencies and instrumentalities, investment grade debt securities issued by foreign governments, and U.S. and non-U.S. high yield debt securities. There is no requirement that the CitiSelect Portfolios invest in each type of fixed income security. The Funds may invest in securities with all maturities, including longterm bonds (10+ years), intermediate notes (3 to 10 years) and short-term notes (1 to 3 years).

     In selecting individual fixed income securities for the Smith Barney Fund's portfolio, SSB Citi primarily focuses on the relative yields of securities having various maturities. SSB Citi looks for favorable sector and maturity weightings based on interest rate outlook, stable or improving credit quality, and low price relative to credit and interest rate characteristics. The Smith Barney Fund normally expects to maintain an average portfolio maturity for the fixed income portion of its portfolio of between 5 and 15 years.

Comparison of Investment Structure of the CitiSelect Portfolios and the Smith Barney Fund

     Each CitiSelect Portfolio invests in securities indirectly by investing in several underlying mutual funds or portfolios. Each portfolio invests in a particular type of security, such as large cap value securities, large cap growth securities, small cap growth securities, small cap value securities, international equity securities, high yield debt securities, U.S. fixed income securities and foreign bonds. Each portfolio is a mutual fund with its own investment goals and policies. Each portfolio buys, holds and sells securities in accordance with these goals and policies. Unless otherwise indicated, references to the CitiSelect Portfolios include their underlying portfolios.

     The Smith Barney Fund invests directly in securities. This difference in investment structure is not expected to affect in any material way CitiSelect shareholders who receive shares of the Smith Barney Fund in the Reorganization.

Investment Advisory Services and Management Fees

     Citibank, a wholly-owned subsidiary of Citigroup Inc., serves as the investment manager of the CitiSelect Portfolios. SSB Citi, also a wholly-owned subsidiary of Citigroup Inc., serves as the investment manager of the Smith Barney Fund and will continue to serve as the investment manager of the Smith Barney Fund after the consummation of the Reorganization. Citigroup businesses provide a broad range of financial services and asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading and use diverse channels to make them available to consumer and corporate customers around the world.

     Citibank, N.A. also serves as investment manager of each of the underlying portfolios in which the CitiSelect Portfolios invest. In addition, Citibank employs the following subadvisers to manage the following classes of securities:


     CLASS OF SECURITIES               SUBADVISER

     large cap value securities        SSB Citi
                                         (the manager of the Smith Barney Fund)

     small cap value securities        Franklin Advisory Services LLC

     international equity securities   Hotchkis and Wiley

     high-yield debt securities        Salomon Brothers Asset Management Inc.
                                         (an affiliate of Citigroup Inc.)

     foreign fixed income securities   Salomon Brothers Asset Management Limited
                                         (an affiliate of Citigroup Inc.)

     Each CitiSelect Portfolio pays an aggregate management fee, which is accrued daily and paid monthly, of 0.75% of that Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. These aggregate management fees include fees payable to Citibank for the asset management and administrative services Citibank provides the CitiSelect Portfolios and their underlying funds and fees payable to the subadvisers for their advisory services to the underlying funds.

     The management fee for the Smith Barney Fund is calculated at the annual rate of 0.45% of that Fund's average daily net assets. The Smith Barney Fund also pays to SSB Citi a fee for its administrative services in the amount of 0.20% of its average daily net assets. Thus, the Smith Barney Fund pays a smaller percentage of its average daily net assets in advisory and management fees than does either CitiSelect Portfolio. For a comparison of the total annual operating expenses of the CitiSelect Portfolios and Smith Barney Fund (which includes the expenses of the CitiSelect Portfolios' underlying funds) please review the expense tables under "Overall Expenses" below.

     Chad Graves is responsible for the day-to-day management of the equity portion of the Smith Barney Fund's portfolio, and James Conroy and John Bianchi are responsible for the day-to-day management of the fixed income portion. Messrs. Graves, Conroy and Bianchi are investment officers of SSB Citi and vice presidents of Salomon Smith Barney.

Overall Expenses

     The total annual operating expenses as a percentage of average net assets for Class A and Class B shares of the Smith Barney Fund, as determined for the Fund's most recent fiscal year, were lower than the total annual operating expenses of the Class A and Class B shares of each CitiSelect Portfolio for its most recent fiscal year.

     Further information about the expenses of each class of the CitiSelect Portfolios and the Smith Barney Fund for the fiscal years ended October 31, 1999 and July 31, 1999, respectively, and pro forma expenses following the proposed Reorganization is outlined in the table below. @


-------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM                  CITISELECT          SMITH BARNEY         PRO FORMA
YOUR INVESTMENT                           FOLIO 200            BALANCED          SMITH BARNEY
                                        CONSERVATIVE             FUND           BALANCED FUND

SHARE CLASS                         Class A    Class B     Class A   Class B   Class A    Class B

Maximum Sales Charge (Load)
 Imposed on Purchases                 4.50%       None       5.00%      None     5.00%       None

Maximum Deferred Sales Charge
  (Load)                              None1     4.50%2       None3    5.00%2     None3     5.00%2

-------------------------------------------------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES4
EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS
Management Fees                      0.75%5     0.75%5      0.65%5    0.65%5    0.65%5    0.65%5
Distribution (12b-1) Fees            0.50%      0.75%       0.25%     0.75%     0.25%     0.75%
Other Expenses (administrative,
  shareholder servicing and
  other expenses)                    0.25%      0.25%       0.18%     0.16%     0.18%     0.16%
TOTAL ANNUAL FUND
OPERATING EXPENSES                   1.50%      1.75%       1.08%     1.56%     1.08%     1.56%
-------------------------------------------------------------------------------------------------

1 Except for investments of $500,000 or more.
2 Class B shares have a contingent deferred sales charge ("CDSC") which is deducted from your sale proceeds if you sell your Class B shares within five years of your original purchase of the shares. In the first year after purchase, the CDSC of the Smith Barney Fund and the CitiSelect Portfolio are 5.00% and 4.50%, respectively, of the price at which you purchased your shares, or the price at which you sold your shares, whichever is less, declining to 1.00% in the fifth year after purchase.
3 You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of purchase you will pay a deferred sales charge of 1.00%.
4 The CitiSelect Portfolio invests in multiple underlying mutual funds. This table reflects the expenses of the Fund and the underlying funds in which it invests.
5 A combined fee for investment advisory and administrative services.

     This example is intended to help you compare the cost of investing in each of the Funds. The example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that each Fund's annual operating expenses (before waivers and reimbursements) remain the same. The expenses of the CitiSelect Portfolio's underlying funds are reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
                                             1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------
CITISELECT FOLIO 200 CONSERVATIVE
-------------------------------------------------------------------------------
  Class A                                    $596    $903     $1,232    $2,160
-------------------------------------------------------------------------------
  Class B
-------------------------------------------------------------------------------
    Assuming redemption at end of period     $628    $851     $1,049    $1,996
-------------------------------------------------------------------------------
    Assuming no redemption                   $178    $551       $949    $1,996
-------------------------------------------------------------------------------
SMITH BARNEY BALANCED FUND
-------------------------------------------------------------------------------
  Class A                                    $605    $826     $1,066    $1,751
-------------------------------------------------------------------------------
  Class B
-------------------------------------------------------------------------------
    Assuming redemption at end of period     $659    $793       $950    $1,728
-------------------------------------------------------------------------------
    Assuming no redemption                   $159    $493       $850    $1,728
-------------------------------------------------------------------------------
PRO FORMA SMITH BARNEY BALANCED
PORTFOLIO
-------------------------------------------------------------------------------
  Class A                                    $605    $826     $1,066    $1,751
-------------------------------------------------------------------------------
  Class B
-------------------------------------------------------------------------------
    Assuming redemption at end of period     $659    $793       $950    $1,728
-------------------------------------------------------------------------------
    Assuming no redemption                   $159    $493       $850    $1,728
-------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM             CITISELECT FOLIO       SMITH BARNEY          PRO FORMA
YOUR INVESTMENT                       FOLIO 300              BALANCED           SMITH BARNEY
                                     BALANCED FUND             FUND             BALANCED FUND

SHARE CLASS                        Class A    Class B    Class A   Class B   Class A    Class B

Maximum Sales Charge (Load)
 Imposed on Purchases                4.50%       None      5.00%      None     5.00%       None

Maximum Deferred Sales
  Charge (Load)                      None1      4.50%2     None3     5.00%2    None3      5.00%2

-------------------------------------------------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES4
EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS
Management Fees                      0.75%5     0.75%5     0.65%5    0.65%5      0.65%5    0.65%5
Distribution (12b-1) Fees            0.50%      0.75%      0.25%     0.75%       0.25%     0.75%
Other Expenses (administrative,
  shareholder servicing and
  other expenses)                    0.25%      0.25%      0.18%     0.16%       0.18%     0.16%
TOTAL ANNUAL FUND
 OPERATING EXPENSES                  1.50%      1.75%      1.08%     1.56%       1.08%     1.56%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
1 Except for investments of $500,000 or more.
2 Class B shares have a CDSC which is deducted from your sale proceeds if you sell your Class B shares within five years of your original purchase of the shares. In the first year after purchase, the CDSC of the Smith Barney Fund and the CitiSelect Portfolio are 5.00% and 4.50%, respectively, of the price at which you purchased your shares, or the price at which you sold your shares, whichever is less, declining to 1.00% in the fifth year after purchase. The CDSC of the CitiSelect Portfolio in the first year after purchase is 4.50% of the price at which you purchased your shares, or the price at which you sold your shares, whichever is less, also declining to 1.00% in the fifth year after purchase.
3 You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of purchase you will pay a deferred sales charge of 1.00%.
4 The CitiSelect Portfolio invests in multiple underlying mutual funds. This table reflects the expenses of the Fund and the underlying funds in which it invests.
5 A combined fee for investment advisory and administrative services.
-------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in each of the Funds. The example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that each Fund's annual operating expenses (before waivers and reimbursements) remain the same. The expenses of the CitiSelect Portfolio's underlying funds are reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be: @

-------------------------------------------------------------------------------
                                             1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------
CITISELECT FOLIO 300 BALANCED
-------------------------------------------------------------------------------
  Class A                                    $596    $903     $1,232    $2,160
-------------------------------------------------------------------------------
  Class B
-------------------------------------------------------------------------------
    Assuming redemption at end of period     $628    $851     $1,049    $1,997
-------------------------------------------------------------------------------
    Assuming no redemption                   $178    $551       $949    $1,997
-------------------------------------------------------------------------------
SMITH BARNEY BALANCED FUND
-------------------------------------------------------------------------------
  Class A                                    $605    $826     $1,066    $1,751
-------------------------------------------------------------------------------
  Class B
-------------------------------------------------------------------------------
    Assuming redemption at end of period     $659    $793       $950    $1,728
-------------------------------------------------------------------------------
    Assuming no redemption                   $159    $493       $850    $1,728
-------------------------------------------------------------------------------
PRO FORMA SMITH BARNEY BALANCED
PORTFOLIO
-------------------------------------------------------------------------------
  Class A                                    $605    $826     $1,066    $1,751
-------------------------------------------------------------------------------
  Class B
-------------------------------------------------------------------------------
    Assuming redemption at end of period     $659    $793       $950    $1,728
-------------------------------------------------------------------------------
    Assuming no redemption                   $159    $493       $850    $1,728
-------------------------------------------------------------------------------


Distribution of Shares and Other Services

Distributor

     The distributor of the CitiSelect Portfolios is CFBDS, Inc. The distributor of the Smith Barney Fund is Salomon Smith Barney Inc. A selling group consisting of Salomon Smith Barney and other broker-dealers sells shares of the Smith Barney Fund to the public.

     Both the CitiSelect Portfolios and the Smith Barney Fund have adopted Rule 12b-1 distribution plans for their Class A and B shares. Under the plans, each Fund pays distribution and service fees. The Class A shares of the Smith Barney Fund pay distribution and service fees that are lower than those of the Class A shares of the CitiSelect Portfolios. The Class B shares of each Fund pay the same distribution and service fees. See "Overall Expenses" above for a comparison of the total fees for the CitiSelect Portfolios and the Smith Barney Fund.

Other Service Providers

     As indicated below, the CitiSelect Portfolios and the Smith Barney Fund generally have different service providers. Upon completion of the Reorganization, the Smith Barney Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar.

-------------------------------------------------------------------------------
SERVICE PROVIDER        CITISELECT PORTFOLIOS         SMITH BARNEY FUND
-------------------------------------------------------------------------------
Custodian               State Street Bank and Trust   PNC Bank National
                        Company                       Association
-------------------------------------------------------------------------------
Auditors                PricewaterhouseCoopers LLP    KPMG LLP
-------------------------------------------------------------------------------
Transfer Agent          State Street Bank and Trust   Citi Fiduciary Trust
                        Company                       Company
-------------------------------------------------------------------------------
Sub-Transfer Agent      N/A                           PFPC Global Fund Services
-------------------------------------------------------------------------------


Sales Charges, Purchase Policies, Redemption and Exchange Information

Sales Charges

     Class A shares of the CitiSelect Portfolios and the Smith Barney Fund are sold at net asset value plus a front-end sales charge. There will be no sales load charged to Class A shareholders of the CitiSelect Portfolios on the Class A shares of the Smith Barney Fund they receive in the Reorganization. See "Overall Expenses" for tables comparing sales charges and other expenses of the Funds.

     The front-end sales charge on purchases of Class A shares of the CitiSelect Portfolios is lower than the front-end sales charge on purchases of Class A shares of the Smith Barney Fund. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares of the CitiSelect Portfolios or $1,000,000 or more of Class A shares of the Smith Barney Fund, but if you redeem these Class A shares within one year of purchase you will pay a deferred sales charge of 1%. For purposes of determining the one-year holding period, a CitiSelect shareholder will be deemed to have held the shares of the Smith Barney Fund received in the Reorganization since the date of the shareholder's original purchase of shares of the CitiSelect Portfolio.

     Class B shares of the CitiSelect Portfolios and Smith Barney Fund are sold without a front-end sales charge, but shareholders are charged a contingent deferred sales charge ("CDSC") when they sell their Class B shares within five years after purchase. For each of the Funds, the rate of the CDSC decreases the longer you hold your shares. For purposes of determining the holding period, a CitiSelect shareholder will be deemed to have held the shares of the Smith Barney Fund received in the Reorganization since the date of the shareholder's original purchase of shares of the CitiSelect Portfolio (or, if the shares of the CitiSelect Portfolios were received in an exchange from an original purchase, the earlier date of that earlier purchase). You may compare the CDSC of each CitiSelect Portfolio and the Smith Barney Fund in the expense tables under "Overall Expenses" above.

     Shareholders of the CitiSelect Portfolios are currently subject to a 4.50% CDSC if they redeem their shares during the first year after purchase. Shareholders of the Smith Barney Fund generally are subject to a higher CDSC of 5.00% if they redeem their shares during the first year after purchase. However, former CitiSelect shareholders will continue to be subject to the 4.50% CDSC if they redeem their shares during the first year after purchase provided that those shareholders notify their Salomon Smith Barney Financial Consultant or dealer representative that they are entitled to the lower CDSC. For the second year after purchase and subsequent years, Class B shareholders of the CitiSelect Portfolios will be subject to the same CDSC schedule as Class B shareholders of the Smith Barney Fund.

     After 8 years, Class B shares of each Fund automatically convert into Class A shares. For each Fund, Class A shares have lower total annual operating expenses than Class B shares.

     The CitiSelect Portfolios and the Smith Barney Fund have established policies, including rights of accumulation and letter of intent privileges, waiving the Class A initial sales charge for certain classes of investors under certain circumstances. CitiSelect shareholders who wish to make purchases of Class A shares of the Smith Barney Fund after the Reorganization should review the Prospectus of the Smith Barney Fund for additional information about these waivers. As noted above, the Smith Barney Fund will not impose any initial sales charge on the Class A shares of the Smith Barney Fund that CitiSelect shareholders receive in the Reorganization.

     The CitiSelect Portfolios and the Smith Barney Fund also have established policies waiving the Class B CDSC for certain classes of investors under certain circumstances. Upon the consummation of the Reorganization, Class B shareholders should review the CDSC waiver policies of the Smith Barney Fund to determine whether a waiver may be applicable when they redeem their Class B shares of the Smith Barney Fund received in the Reorganization. The CDSC on Class B shares of the Smith Barney Fund will generally be waived for 12 months following the death or disability of a shareholder. The CDSC will also be waived on certain distributions from a retirement plan. You should review the Prospectus and Statement of Additional Information of the Smith Barney Fund for a more complete description of the waiver policies that may be applicable. These policies are generally similar to the waiver policies in effect for the CitiSelect Portfolios.

Purchase Policies

     You may purchase shares of each Fund at their net asset value, plus any applicable sales charge, next determined after receipt of your purchase request in good order. You may purchase shares of the CitiSelect Portfolios from the Funds' distributor or a broker-dealer or financial institution (called a Service Agent) that has entered into a sales or service agreement with the distributor concerning the CitiSelect Portfolios. You may purchase shares of the Smith Barney Fund from a Salomon Smith Barney Financial Consultant or an investment dealer in the selling group or a broker that clears through Salomon Smith Barney (called a dealer representative). Qualified retirement plans and certain other investors who are clients of the selling group are eligible to buy shares directly from the Smith Barney Fund by mailing a request to the Smith Barney Fund's sub-transfer agent.

     The CitiSelect Portfolios do not impose any minimum initial or subsequent investment requirements but a Service Agent may. The Smith Barney Fund imposes initial and additional investment amounts, which vary depending on the class of shares bought and the nature of the investment account. Upon consummation of the Reorganization, CitiSelect shareholders will be subject to these minimum amounts if they wish to purchase additional shares of the Smith Barney Fund. These minimum initial and additional investment amounts are set forth in the table below:


                                           MINIMUM INITIAL   MINIMUM ADDITIONAL
SMITH BARNEY FUND                             INVESTMENT         INVESTMENT
-------------------------------------------------------------------------------
General                                         $1,000               $50
-------------------------------------------------------------------------------
IRAs, Self Employed Retirement Plans,             $250               $50
Plans, Uniform Gift to Minor Accounts
-------------------------------------------------------------------------------
Qualified Retirement Plans (under                  $25               $25
Section 403(b)(7) or Section 401(a)
of the Internal Revenue Code, including
401(k) plans)
-------------------------------------------------------------------------------
Simple IRAs                                         $1                $1
-------------------------------------------------------------------------------
Monthly Systematic Investment Plans                $25               $25
-------------------------------------------------------------------------------
Quarterly Systematic Investment
Plans                                              $50               $50
-------------------------------------------------------------------------------

Redemptions

     Shares of the CitiSelect Portfolios and the Smith Barney Fund are redeemable on any business day at a price equal to the net asset value of the shares the next time it is calculated after receipt of your redemption request in good order. The table below compares the redemption procedures and policies of the CitiSelect Portfolios and the Smith Barney Fund, which are generally similar.

---------------------------------------------------------------------------------------
REDEMPTION               CITISELECT PORTFOLIOS           SMITH BARNEY FUND
PROCEDURES
AND POlICIES
---------------------------------------------------------------------------------------
Through an               To redeem shares, you may       To redeem shares, you may
Appropriate Contact      contact a Fund's transfer       contact a Salomon Smith Barney
Person                   agent, or for a shareholder     Financial Consultant or dealer
                         that holds shares through a     representative, or for
                         Service Agent, the Service      accounts held directly with
                         Agent.                          the Smith Barney Fund, the
                                                         sub-transfer agent.

   By Mail               You may send written            For accounts held directly at
                         redemption requests to the      the Fund, you may send written
                         Fund's transfer agent or, if    redemption requests to the
                         you hold your shares through    sub-transfer agent.
                         a Service Agent, you Service
                         Agent.

   By Telephone          You may make redemption         You may be eligible to redeem
                         requests by telephone if your   shares (except those held in
                         application permits.            retirement plans) in amounts
                                                         up to $10,000 per day through
                                                         the transfer agent.

---------------------------------------------------------------------------------------
Systematic               You must have at least          You can arrange for the
Withdrawal Plan          $10,000 in your account to      automatic redemption of a
                         participate in this program.    portion of your shares on a
                         If your shares are subject to   monthly or quarterly basis.
                         a CDSC, you may only withdraw   To qualify, you must own
                         up to 10% of the value of       shares of at least $10,000
                         your account in any year, but   ($5,000 for retirement plan
                         you will not be subject to a    accounts) and each automatic
                         CDSC on the shares withdrawn    redemption must be at least
                         under the Plan.  You must       $50.  If your shares are
                         have at least $100 withdrawn    subject to a deferred sales
                         per automatic withdrawal.       charge, the sales charge will
                                                         be waived if your
                                                         automatic payments do
                                                         not exceed 1% per
                                                         month of the value of
                                                         your shares subject
                                                         to a deferred sales
                                                         charge.

---------------------------------------------------------------------------------------
Automatic                Your account balance with a     If your account falls below
Redemptions              Fund may be subject to a $500   $500 because of redemption of


                         minimum.  If so, a Fund         Fund shares, the Fund may ask
                         reserves the right to close     you to bring your account up
                         your account if it falls        to the minimum requirement.
                         below $500 because of           If your account balance is
                         redemptions.  You will have     still below $500 after 60
                         60 days to make an additional   days, the Fund may close your
                         investment.                     account and send you the
                                                         redemption proceeds.
---------------------------------------------------------------------------------------

Exchanges

     Shareholders of the CitiSelect Portfolios may exchange Fund shares for shares of the same class of certain other CitiSelect Portfolios, subject to the limitation noted below. Shareholders of the Smith Barney Fund may exchange shares for shares of the same class of certain other Smith Barney funds. A shareholder of the Smith Barney Fund must meet the minimum investment amount for each Smith Barney fund. The CitiSelect Portfolios do not impose any similar minimum investment amount for exchanges into the CitiSelect Portfolios, but a shareholder's Service Agent may.

     When you exchange your Class A shares of the CitiSelect Portfolios, you generally are required to pay the difference, if any, between the sales charge payable on the shares to be acquired in the exchange and the sales charge paid in connection with your original purchase of Class A shares. The Class A shares of the Smith Barney Fund issued in connection with the Reorganization will not be subject to an initial sales charge at the time of any exchange.

     For exchanges for each Fund, your deferred sales charge (if any) will continue to be measured from the date of your original purchase (which, for CitiSelect shareholders, will be deemed to be the date of original purchase of shares of the applicable CitiSelect Portfolio). For both Funds, if you exchange into another fund that has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

     Shareholders of the CitiSelect Portfolios may place exchange orders through the transfer agent or through their Service Agent, and may place exchange orders by telephone if their account application permits. Shareholders of the Smith Barney Fund may place exchange orders through Salomon Smith Barney Financial Consultants or dealer representatives or through the transfer agent or sub-transfer agent, and may be eligible to exchange shares by telephone. Until September 11, 2000, CitiSelect shareholders may continue to exchange their shares of the CitiSelect Portfolios for shares of other CitiFunds, as described above. On and after that date, CitiSelect shareholders may exchange their shares of the CitiSelect Portfolios only for shares of certain Smith Barney funds, and these exchanges will be subject to the minimum investment amounts pertaining to the applicable Smith Barney fund or funds.

Dividends and Other Distributions

     The CitiSelect Portfolios and the Smith Barney Fund have similar policies relating to dividend and capital gain distributions to shareholders, except that the Smith Barney Fund generally makes capital gain distributions once a year, typically in December, rather than semi-annually. For each Fund, capital gain distributions and dividends are reinvested in additional shares of the same class that you hold, unless you choose to receive your distributions and dividends in cash. The Funds pay dividends and distribute capital gains, if any, according to the following schedule.

----------------------------------------------------------------------------------------
                                INCOME DIVIDEND               CAPITAL GAIN
FUND                            DISTRIBUTIONS                 DISTRIBUTIONS
----------------------------------------------------------------------------------------
CitiSelect Folio 200            quarterly (during the         annually (in December)
Conservative                    months of March, June,
                                September and December)
----------------------------------------------------------------------------------------
CitiSelect Folio 300 Balanced   quarterly (during the         annually (in December)
                                months of March, June,
                                September and December)
----------------------------------------------------------------------------------------
Smith Barney Balanced Fund      quarterly                     annually (typically in
Fund                                                          December)
----------------------------------------------------------------------------------------


     On or immediately prior to the Closing Date of the Reorganization, each of the CitiSelect Portfolios will distribute (in the form of one or more dividends and/or other distributions) to its shareholders substantially all of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the date of such distribution or dividend. Unless otherwise requested, such distributions or dividends will be reinvested in the manner described above. Between the Closing Date and the end of its current taxable year, it is expected that the Smith Barney Fund will make one or more similar distributions to its shareholders, including the former CitiSelect shareholders who receive shares of the Smith Barney Fund in the Reorganization. Because such a distribution will generally include income and gains accumulated by the Smith Barney Fund prior to the Closing Date, the former CitiSelect shareholders receiving such a distribution will effectively receive a return of a portion of their capital investment in the Smith Barney Fund in the form of a taxable dividend.

Tax Consequences

     The CitiSelect Portfolios and the Smith Barney Fund will each receive an opinion of Bingham Dana LLP in connection with the Reorganization to the effect that, based upon certain facts, assumptions and representations, (i) the distribution of investment securities from each Underlying Portfolio in redemption of the applicable CitiSelect Portfolio's interest in the Underlying Portfolio will not result in the recognition of gain or loss for federal income tax purposes, and (ii) the transfer of substantially all of the assets and liabilities of each CitiSelect Portfolio to the Smith Barney Fund in exchange for voting stock of the Smith Barney Fund, followed by the distribution of such shares in complete liquidation of the CitiSelect Portfolio, will constitute a reorganization within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes such a reorganization, no gain or loss will be recognized by the CitiSelect Portfolios or their shareholders as a direct result of the Reorganization. See "The Proposed Transaction--Federal Income Tax Consequences."

Other Mergers

     The Board of Trustees of the Smith Barney Trust has approved an Agreement and Plan of Reorganization pursuant to which CitiFunds Balanced Portfolio, a series of the CitiFunds Trust, is to merge with and into the Smith Barney Fund. This other merger will not be consummated until approved by the shareholders of the CitiFunds Balanced Portfolio. The consummation of the Reorganization is in no way dependent upon the consummation of this other merger.

        PRINCIPAL INVESTMENTS, RISK FACTORS, AND INVESTMENT RESTRICTIONS

Principal Investments and Risk Factors

     The investment objectives and policies and risk factors of CitiSelect Portfolios are, in many respects, similar to those of the acquiring Smith Barney Balanced Fund. There are, however, certain differences. The following discussion summarizes some of the more significant similarities and differences in the investment policies and risk factors of each of the CitiSelect Portfolios and the Smith Barney Fund and is qualified in its entirety by the Prospectuses and Statements of Additional Information of each of the CitiSelect Portfolios and the Smith Barney Fund incorporated herein by reference.

-------------------------------------------------------------------------------
FUND(S) SUBJECT TO RISK       PRINCIPAL INVESTMENT AND ACCOMPANYING RISK FACTOR

-------------------------------------------------------------------------------
CITISELECT PORTFOLIOS         ASSET ALLOCATION:

                              Each CitiSelect Portfolio invests in a mix of equity and fixed income securities (each of these types of securities is referred to as an asset class). Citibank may further allocate the Funds' equity securities among large cap issuers, small cap issuers and international issuers and its fixed income securities among U.S. and foreign investment grade and high-yield bonds. The CitiSelect Portfolios' investment strategies depend largely on the investment manager's skill in both identifying the long term performance and relationships between asset classes and in assessing accurately the growth potential or credit quality of companies in which the Funds invest, in predicting accurately the direction of interest rates or the maturity of certain debt obligations, and other factors. The investment manager may not appropriately allocate a Funds' assets between equity and fixed income securities, or among different types of equity and fixed income securities.

                              Citibank may change the Funds' asset allocations from time to time in response to market conditions and other factors. No approval by the Trustees of the CitiSelect Portfolio is required.

-------------------------------------------------------------------------------
ALL FUNDS                     MARKET RISK:

                              The prices of securities will rise or fall due to changing economic, political or market conditions, or due to the company's individual situation. Some securities held by a Fund may be quite volatile, meaning that their prices can change significantly in a short time.

-------------------------------------------------------------------------------
ALL FUNDS                     GROWTH AND VALUE INVESTING:

                              In selecting equity investments for the
                              CitiSelect Portfolios, Citibank employs both growth and value investing strategies. Growth securities are typically sensitive to market movements because their market prices tend to reflect future expectations. When it appears that those expectations will not be met, the prices of growth securities typically fall. An investment in growth securities may underperform certain other stock investments, such as value stocks, during periods when growth stocks are out of favor.

                              Value investing involves selecting stocks that are inexpensive compared to other companies with similar earnings or assets. However, value stocks may continue to be inexpensive for long periods of time, and may never realize their potential. A security may not achieve its expected value because the circumstances causing it to be
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                              underpriced may stay the same or worsen. Value stocks may underperform certain other stock investments, such as growth stocks, during periods when value stocks are out of favor.

                              In selecting equity investments for the Smith Barney Fund, SSB Citi attempts to identify securities with favorable valuations relative to their growth characteristics. This strategy is commonly known as "growth at a reasonable price." Because this strategy combines both growth and value investing, it offers style diversification within a single mutual fund. This strategy is also subject to the same risks as both growth investing and value investing.

                              To the extent that the Funds invest varying proportions of their assets in growth or value securities, they may perform differently when one style or the other is out of favor due to the differences in the investment styles they emphasize.

-------------------------------------------------------------------------------
ALL FUNDS                     PORTFOLIO SELECTION:

                              The success of each Fund's investment strategy depends in large part on its portfolio managers. In selecting equity securities, a Fund's portfolio managers may not be correct in identifying securities of companies that perform well based on a "growth" or "value" strategy. In selecting fixed income securities, the portfolio managers may be unable to predict accurately the direction of interest rates or the maturity of certain debt obligations, or to assess accurately credit quality and other factors. Alternatively, the portfolio managers may not appropriately allocate a Fund's assets between equity and fixed income securities. In that case, you may lose money, or your investment may not do as well as an investment in another mutual fund with a similar investment focus.

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ALL FUNDS                     SMALL CAPITALIZATION ISSUERS:

                              Each Fund may invest in small capitalization companies. Investing in small companies involves unique risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

                              o Be more sensitive to changes in the economy, earnings results and investor expectations.

                              o Have more limited product lines and capital resources.

                              o    Experience sharper swings in market values.

                              o Be harder to sell at the times and prices the Fund thinks appropriate.

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
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ALL FUNDS                     INTEREST-RATE RISK:

                              In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer-term obligations are usually more sensitive to interest rate changes. A change in interest rates could cause a Fund's share price to go down.

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ALL FUNDS                     CREDIT RISK:

                              Some issuers may not make payments on debt securities held by a Fund. Or, an issuer's financial condition may deteriorate, leading to greater volatility in the price of the security and making the security more difficult for the Fund to sell. Lower-quality debt securities are more susceptible to this risk than higher-quality debt securities. As noted below, each Fund may invest in lower-quality debt securities known as "junk bonds." To the extent that the a Fund's assets are invested in lower-quality debt securities, that Fund may be subject to greater risk.

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ALL FUNDS                     JUNK BONDS:

                              Each Fund may invest in debt securities of any grade, including junk bonds. Junk bonds are considered to be speculative investments and involve greater risks than higher-quality securities. The value of junk bonds will usually fall substantially if the issuer defaults or goes bankrupt. Even anticipation of defaults by certain issuers, or the perception of economic or financial weakness, may cause the market for junk bonds to fall. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general. Lower quality debt securities, especially junk bonds, may be less liquid and may be more difficult for the Fund to value and sell. The Fund may incur additional expenses if an issuer defaults and the Fund tries to recover some of its losses in a bankruptcy or other similar proceeding.

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ALL FUNDS                     FOREIGN SECURITIES:

SMITH BARNEY FUND - MAY       Investments in foreign securities involve risks
  NOT INVEST IN EMERGING      relating to political, social and economic
  MARKETS                     developments abroad, as well as risks resulting
                              from the differences between the regulations to
                              which U.S. and foreign issuers and markets are
CITISELECT PORTFOLIOS - MAY   subject.  These risks may include expropriation
  INVEST IN EMERGING          of assets, confiscatory taxation, withholding
  MARKETS                     taxes on dividends and interest paid on Fund
                              investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by a Fund or issuers of securities, and political or social instability. There may be rapid changes in the value of foreign currencies or securities,

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                              causing a Fund's share price to be volatile. In
                              addition, in certain circumstances, a Fund could realize reduced or no value in U.S. dollars from its investments in foreign securities, causing the Fund's share price to go down. Finally, there is generally less information about non-U.S. issuers or markets available because of less rigorous disclosure and accounting standards or regulatory practices.

                              The CitiSelect Portfolios may invest in issuers located in emerging, or developing, markets. All of the risks of investing in foreign securities are heightened by investing in these markets. The Smith Barney Fund does not invest in emerging markets. The Smith Barney Fund is therefore not subject to the additional risks of emerging markets securities.

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ALL FUNDS                     PREPAYMENT AND EXTENSION RISK:

                              The issuers of debt securities held by the Funds may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The Funds may not be able to reinvest that principal at attractive rates, and the Funds may lose any premium paid. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This makes securities more sensitive to interest rate changes.

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ALL FUNDS                     CONVERTIBLE SECURITIES:

                              The CitiSelect Portfolios and the Smith Barney Fund may invest in convertible securities. Convertible securities, which are debt securities that may be converted into stock, are subject to the market risk of stocks, and, like other debt securities, are also subject to interest rate risk and the credit risk of their issuers. Call provisions may allow the issuer to repay the debt before it matures.

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ALL FUNDS                     DERIVATIVES:

SMITH BARNEY FUND -           Each Fund may invest in derivative securities,
  SUBJECT TO CERTAIN LIMITS   including options on securities, stock index
  ON TYPES AND AMOUNT OF      options,forward currency contracts, interest
                              rate futures contracts, stock DERIVATIVES index futures contracts and options on futures contracts:

CITISELECT PORTFOLIOS - MAY   o    To hedge against the economic impact of
   INVEST IN ADDITIONAL            adverse changes in the market value of
   TYPES OF DERIVATIVES            portfolio securities, because of changes in
   WITHOUT LIMIT AND FOR           interest rates or exchange rates; or
   BROADER, NON-HEDGING
   PURPOSES                   o    As a substitute for buying or selling
                                   securities.

                              A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices.

                              The Funds' use of derivatives may involve
                              leveraging. Under leveraging, a relatively small investment may produce substantial losses or gains for a Fund, well beyond the Fund's initial
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                              investment. Using derivatives can
                              disproportionately increase losses and reduce opportunities for gains when interest rates, exchange rates or securities markets are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings.

                              The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

                              As described above, the Smith Barney Fund is subject to certain limitations on its use of derivatives. In contrast, the CitiSelect Portfolios have more flexibility with respect to their types and amounts of derivatives in which it can invest. In certain circumstances, the CitiSelect Portfolios may be subject to higher risk than the Smith Barney Fund because they are not as limited with respect to derivative investments.

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ALL FUNDS                     SHORT SALES:

                              The Funds may engage in short sales. A short sale occurs when a Fund's portfolio manager, anticipating that the price of a security will decline, enters into an agreement to sell the security even though the Fund does not own it. The Fund will then borrow the same security from a broker or other institution in order to complete the sale. The Fund must later purchase the security in order to return the security borrowed. If the portfolio manager has predicted accurately, the price at which the Fund buys the security will be less than the price at which the Fund earlier sold the security, creating a profit for the Fund. However, if the price of the security goes up during this period, the Fund will be forced to buy the security for more than its sale price, causing a loss to the Fund. Losses from short sales may be unlimited.

                              The Smith Barney Fund may only maintain a short position to the extent of 5% of its net assets. The CitiSelect Portfolios are not subject to this restriction. To the extent that a CitiSelect Portfolio maintains a short position in excess of 5% of its assets, it may be subject to more risk.

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ALL FUNDS                     PORTFOLIO TURNOVER:

                              The Funds may engage in active and frequent
                              trading to achieve their principal investment strategies. Although the portfolio managers of the Funds attempt to minimize portfolio turnover, from time to time a Fund's annual portfolio turnover rate may exceed 100%. Active and frequent trading may result in the realization and distribution to a Fund of higher capital
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                              gains, which could increase the tax liability for the Fund's shareholders. Frequent trading also increases transaction costs, which could detract from a Fund's performance. For a comparison of the historical portfolio turnover rates of the Funds, see "The Proposed Transaction - Portfolio Turnover" below.

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ALL FUNDS                     DEFENSIVE STRATEGIES:

                              The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Funds may invest without limit in high-quality money market or other short-term instruments, and may not be pursuing their investment goals.
-------------------------------------------------------------------------------

     The foregoing describes the principal investments and related risks of each Fund. Each Fund may invest in additional types of investments and may be subject to additional risk factors that are described in the Statement of Additional Information of that Fund. Certain of these non-principal investments and related risk factors may differ for each Fund. For example, the Smith Barney Fund may lend its portfolio securities, provided that the value of the securities loaned by the Fund does not exceed 20% of the market value of its total assets. The securities loans of the each CitiSelect Portfolio may not exceed 30% of the Fund's total assets. In addition, the Smith Barney Fund may not invest in securities of issuers from developing markets, while the CitiSelect Portfolios may do so without limit. For a description of these investments and related risks, please consult the Prospectus and Statement of Additional Information of the applicable Fund.

Fundamental Investment Restrictions

     Each Fund has adopted certain fundamental investment restrictions which may not be changed without the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund. The Smith Barney Fund is subject to fundamental investment restrictions that, in general, are similar to those of the CitiSelect Portfolios. These fundamental restrictions limit the amounts that a Fund may borrow and prohibit the Fund from investing in a manner that would cause it to fail to be a diversified investment company under the 1940 Act, from investing more than 25% of the Fund's total assets in securities of issuers in the same industry (with certain exceptions), from lending money (with certain exceptions), from underwriting securities issued by other persons, from purchasing or selling real estate, commodities or commodity contracts (with certain exceptions), from investing in oil, gas or other mineral exploration or development programs (with respect to the Smith Barney Fund only) or investing in oil, gas or mineral leases (with respect to the CitiSelect Portfolios only), or from issuing "senior securities" (as defined in the 1940 Act) to the extent prohibited by the 1940 Act.

     Although these restrictions are similar, their parameters may be different among the Funds. With respect to the fundamental limitation on borrowing described above, neither CitiSelect Portfolio may purchase securities at any time at which its borrowings exceed 5% of the total assets of the Fund; the Smith Barney Fund is not similarly restricted. In addition, the Smith Barney Fund may invest, as an exception to the prohibition from purchasing or selling real estate, commodities, or commodity contracts, in gold bullion and coins or receipts for gold. The CitiSelect Portfolios currently does not make these types of investments.

     As a result of these differences in fundamental restrictions, the Smith Barney Fund may be more limited in its ability to engage in certain types of transactions than the CitiSelect Portfolios. However, these additional fundamental restrictions may also prevent the Smith Barney Fund from engaging in transactions that would subject the Fund to additional risks.

Non-Fundamental Investment Restrictions

     In addition to the fundamental restrictions described above, the Smith Barney Fund is subject to certain non-fundamental restrictions that may be changed at any time by that Fund's Board of Directors without shareholder approval. These non-fundamental restrictions provide that the Smith Barney Fund may not: (1) write or sell puts, calls, straddles, spreads or combinations thereof, except as permitted under the Fund's investment objective and policies; (2) purchase any security if as a result the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years; (3) make investments for the purpose of exercising control or management; (4) purchase or retain securities of any company if, to the knowledge of the trust of which the Fund is a series, any of the trust's officers or trustees or any officer or director of SSB Citi individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of the securities; (5) invest in warrants other than those acquired by the Fund as part of a unit or attached to securities at the time of purchase (except as permitted under the Fund's investment objective and policies) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets; (6) invest more than 2% of the Fund's net assets in warrants not listed on a recognized U.S. or foreign stock exchange; (7) purchase in excess of 5% of the voting securities of a public utility or public utility holding company, so as to become a public utility holding company as defined in the Public Utility Holding Company Act of 1935, as amended; or (8) purchase restricted securities, illiquid securities or other securities that are not readily marketable if more than 15% of the total assets of the Fund would be invested in such securities (each of the CitiSelect Portfolios is subject to a similar non-fundamental restriction with respect to illiquid securities).

     For additional information, you should consult the Prospectus and Statement of Additional Information of the Smith Barney Fund.

                            THE PROPOSED TRANSACTION

Description of the Plan

     As described above, the Plan provides that each of the CitiSelect Portfolios will receive a distribution of investment securities from the applicable Underlying Portfolios and that, immediately thereafter, substantially all of the assets and liabilities of each CitiSelect Portfolio will be transferred to the Smith Barney Fund. In exchange for the transfer of those assets and liabilities, each class of the CitiSelect Portfolios will receive voting shares of the corresponding class of the Smith Barney Fund ("Reorganization Shares"). Reorganization Shares of the Smith Barney Fund so received will then be distributed to the shareholders of the CitiSelect Portfolios in complete liquidation of the CitiSelect Portfolios, and each CitiSelect Portfolio will be terminated.

     As a result of the Reorganization, each shareholder of each class of the CitiSelect Portfolios will receive that number of full and fractional shares of the corresponding class of the Smith Barney Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the CitiSelect Portfolios held on the Closing Date. The Smith Barney Fund will establish an account for each CitiSelect shareholder that will reflect the number and class of shares of the Smith Barney Fund distributed to that shareholder. The Smith Barney Fund's shares issued in the Reorganization will be in uncertificated form.

     Until the closing of the Reorganization, shareholders of the CitiSelect Portfolios will, of course, continue to be able to redeem their shares at the net asset value next determined after receipt by the CitiSelect Portfolios' transfer agent of a redemption request in proper form. Redemption requests received by the CitiSelect Portfolios' transfer agent after the closing of the Reorganization will be treated as requests received for the redemption of shares of the Smith Barney Fund.

     The obligations of the CitiSelect Portfolios and the Smith Barney Fund under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the Securities and Exchange Commission and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. The CitiSelect Portfolios and the Smith Barney Fund are in the process of making the necessary filings. The Reorganization is also subject to the receipt of any necessary exemptive relief or non-action assurances requested from the Securities and Exchange Commission or its staff with respect to Section 17(a) of the 1940 Act.

     To provide against unforeseen events, the Plan may be terminated or amended prior to the Closing Date by action of the Trustees of either the CitiSelect Portfolios or the Smith Barney Fund, notwithstanding the approval of the Plan by the shareholders of the CitiSelect Portfolios. However, no amendment may be made that materially adversely affects the interests of the CitiSelect shareholders without obtaining the approval of the CitiSelect shareholders. The CitiSelect Portfolios and the Smith Barney Fund may at any time waive compliance with certain of the covenants and conditions contained in the Plan. The Plan provides that in the event the Plan is approved with respect to one but not both of the CitiSelect Portfolios, the failure of one CitiSelect Portfolio to consummate the transactions contemplated by the Plan shall not affect the consummation or validity of the Plan with respect to the other CitiSelect Portfolio.

     Citibank and SSB Citi will assume and pay all of the expenses that are solely and directly related to the Reorganization, which are estimated to be approximately $94,000 with respect to CitiSelect Folio 200 Conservative and $110,000 with respect to CitiSelect Folio 300 Balanced. Shareholders have no rights of appraisal.

Reasons for the Proposed Transaction

     At a meeting of the Board of Trustees of the CitiFunds Trust held on July 13, 2000, the Trustees of the CitiFunds Trust, including a majority of the Non-Interested Trustees, on behalf of the CitiSelect Portfolios, considered materials discussing the potential benefits to the CitiSelect shareholders if the CitiSelect Portfolios were to reorganize with and into the Smith Barney Fund. For the reasons discussed below, the Board of Trustees of the CitiFunds Trust, including a majority of the Non-Interested Trustees, has determined that the proposed Reorganization is in the best interests of the CitiSelect Portfolios and their shareholders and that the interests of the CitiSelect shareholders will not be diluted as a result of the proposed Reorganization.

     The proposed combination of the CitiSelect Portfolios into the Smith Barney Fund will allow the shareholders of the CitiSelect Portfolios to continue to participate in a professionally-managed portfolio governed by similar investment objectives and policies. The Trustees of the CitiFunds Trust believe that CitiSelect Portfolios will benefit from the proposed
Reorganization for the following reasons:

     Economies of Scale; Fees and Expenses

     Having determined that the offering of multiple funds with substantially similar objectives and identical portfolio managers is both repetitious and confusing, SSB Citi and Citibank believe that the combination of the CitiSelect Portfolios and the Smith Barney Fund which have substantially similar investment objectives and policies into a single larger fund may increase economic and other efficiencies for investors and may ultimately result in a lower total annual expense ratios. Some of the fixed expenses currently paid by the Smith Barney Fund, such as accounting, legal and printing costs, would be spread over a larger asset base upon the combination of the CitiSelect Portfolios and Smith Barney Fund. Other things being equal, shareholders may be expected to benefit from economies of scale through lower expense ratios and higher net income distributions over time. SSB Citi also believes that a larger asset base could provide portfolio management benefits such as greater diversification and the ability to command more attention from brokers and underwriters.

     In addition, CitiSelect shareholders will benefit from the lower total annual operating expenses of the Smith Barney Portfolios (as determined for each Fund's most recent fiscal year end). The total annual operating expenses for Class A and Class B shares of the Smith Barney Fund are lower than the total annual operating expenses of Class A and Class B shares of the CitiSelect Portfolios.

     Larger Family of Funds

     The Reorganization offers CitiSelect Portfolios shareholders the opportunity to become part of a larger and more diverse family of more than 60 mutual funds. CitiSelect shareholders will be able to exchange their shares among most or all of those Smith Barney funds. In addition, the Reorganization offers CitiSelect shareholders the opportunity to invest in a family of funds that has demonstrated the ability to attract new investors. Successful marketing and resulting fund growth, in turn, may afford investors the benefits of portfolio diversification and economies of scale.

     Performance Results

     While past performance is not necessarily indicative of future results, the Smith Barney Fund generally has higher total returns than the CitiSelect Portfolios. For more information about performance, see "The Proposed Transaction - Performance" below.

     Due to a combination of factors, including the benefits described above, the Board of Trustees of the CitiFunds Trust, on behalf of the CitiSelect Portfolios, believes that each CitiSelect Portfolio and its shareholders would benefit from a tax-free reorganization with the Smith Barney Fund. ACCORDINGLY, IT IS RECOMMENDED THAT THE CITISELECT SHAREHOLDERS APPROVE THE REORGANIZATION WITH THE SMITH BARNEY FUND.

     The Board of Trustees of the CitiFunds Trust, on behalf of the CitiSelect Portfolios, in recommending the proposed transaction, considered a number of factors, including the following:

     (a) the compatibility of the CitiSelect Portfolios' investment objectives, policies and restrictions with those of the acquiring Smith Barney Fund;

     (b) the benefits to CitiSelect shareholders of becoming shareholders of a larger fund family with a wide array of mutual funds;

     (c) the advisory, distribution, and other servicing arrangements of the Smith Barney Fund;

     (d)  the tax-free nature of the Reorganization;

     (e) the total lower annual expense ratios of the Smith Barney Fund as compared to the CitiSelect Portfolios;

     (f) the terms and conditions of the Reorganization and that it should not result in a dilution of CitiSelect shareholder interests;

     (g) the level of costs and expenses to the CitiSelect Portfolios of the proposed Reorganization; and

     (h) a variety of alternatives available to the CitiSelect Portfolios including maintaining the status quo or liquidating the CitiSelect Portfolios.

Description of the Securities to Be Issued

     Each CitiSelect Portfolio is a diversified series of the CitiFunds Trust, which was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984 and is registered with the Securities and Exchange Commission as an open-end management investment company. The Smith Barney Fund is a diversified series of Smith Barney Income Funds (the "Smith Barney Trust"), which was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a master trust agreement dated March 12, 1985, as amended from time to time, and is registered with the Securities and Exchange Commission as an open-end management investment company.

     Each Fund currently offers Class A and Class B shares, and the Smith Barney Fund also offers Class L, Class O and Class Y shares. Each share of each class of a Fund represents an interest in that class of the Fund that is equal to and proportionate with each other share of that class of the Fund. Each class of shares of each Fund has identical voting, dividend, liquidation and other rights (other than conversion) on the same terms and conditions except that expenses related to the distribution of each class of shares are borne solely by each class and each class of shares has exclusive voting rights with respect to the provisions of the Rule 12b-1 distribution plan that pertains to a particular class. Shareholders are entitled to one vote per share held on matters on which they are entitled to vote.

     The CitiFunds Trust is not required to hold annual meetings of shareholders but the CitiFunds Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Smith Barney Trust is also not required to hold annual meetings of shareholders but meetings of shareholders may be called by the Trustees from time to time for the purpose of taking action upon any matter requiring the vote or authority of the shareholders as provided in the master trust agreement or upon any other matter deemed by the Trustees to be necessary or desirable.

     Shareholders of the CitiFunds Trust have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. The Trustees of the Smith Barney Trust must promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee of the Smith Barney Trust when requested to do so in writing by shareholders holding not less than 10% of the shares then outstanding.

Federal Income Tax Consequences

     The Reorganization is conditioned upon the receipt by each of the Smith Barney Fund and the CitiSelect Portfolios of an opinion from Bingham Dana LLP, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the distribution of investment securities from each Underlying Portfolio in redemption of the applicable CitiSelect Portfolio's interest in the Underlying Portfolio will not result in the recognition of gain or loss; (ii) the transfer to the Smith Barney Fund of all or substantially all of the assets of each CitiSelect Portfolio in exchange solely for Reorganization Shares and the assumption by the Smith Barney Fund of all of the liabilities of the CitiSelect Portfolios, followed by the distribution of such Reorganization Shares to the shareholders of the CitiSelect Portfolios in exchange for their shares of the CitiSelect Portfolios in complete liquidation of the CitiSelect Portfolios, will constitute a "reorganization" within the meaning of Section 368(a)of the Code, and the Smith Barney Fund and the CitiSelect Portfolios will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(iii) no gain or loss will be recognized by the CitiSelect Portfolios upon the transfer of the CitiSelect Portfolios' assets to the Smith Barney Fund solely in exchange for the Reorganization Shares and the assumption by the Smith
Barney Fund of liabilities of the CitiSelect Portfolios or upon the distribution (whether actual or constructive) of the Reorganization Shares to the CitiSelect shareholders in exchange for their shares of the CitiSelect Portfolios; (iv) the basis of the assets of the CitiSelect Portfolios in the hands of the Smith Barney Fund will be the same as the basis of such assets in the hands of the CitiSelect Portfolios immediately prior to the transfer; (v) the holding period of the assets of the CitiSelect Portfolios in the hands of the Smith Barney Fund will include the period during which such assets were held by the CitiSelect Portfolios; (vi) no gain or loss will be recognized by the Smith Barney Fund upon the receipt of the assets of the CitiSelect Portfolios solely in exchange for Reorganization Shares and the assumption by the Smith Barney Fund of all of the liabilities of the CitiSelect Portfolios;
(vii) no gain or loss will be recognized by the shareholders of the CitiSelect Portfolios upon the receipt of Reorganization Shares solely in exchange for their shares of the CitiSelect Portfolios as part of the transaction; (viii) the basis of Reorganization Shares received by the shareholders of the CitiSelect Portfolios will be, in the aggregate, the same as the basis, in the aggregate, of the shares of the CitiSelect Portfolios exchanged therefor; and (ix) the holding period of Reorganization Shares received by the shareholders of the CitiSelect Portfolios will include the holding period during which the shares of the CitiSelect Portfolios exchanged therefor were held, provided that at the time of the exchange the shares of the CitiSelect Portfolios were held as capital assets in the hands of the shareholders of the CitiSelect Portfolios.

     As described above, although each CitiSelect Portfolio will, immediately prior to the Closing Date, distribute substantially all of its investment company taxable income and net realized capital gain to its shareholders as one or more taxable dividends, the Smith Barney Fund will not make such a distribution immediately prior to the Closing Date. As a result, when the Smith Barney Fund subsequently makes a similar distribution or distributions to its shareholders, including the former CitiSelect shareholders who receive Reorganization Shares of the Smith Barney Fund, those former CitiSelect shareholders will effectively be receiving a return of a portion of their capital invesmtent in the Smith Barney Fund (on which they may have already paid taxes) in the form of a taxable distribution.

     While the Smith Barney Fund is not aware of any adverse state or local tax consequences of the proposed Reorganization, the Fund has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

Liquidation and Termination of the CitiSelect Portfolios

     If the Reorganization is effected, the CitiSelect Portfolios will be liquidated and terminated, and the Funds' outstanding shares will be cancelled.

Portfolio Securities

     If the Reorganization is effected, each CitiSelect Portfolio will redeem its interest in its underlying funds and will receive its proportionate share of the portfolio securities of these underlying funds. Each CitiSelect Portfolio will then transfer these portfolio securities to the Smith Barney Fund. If the Reorganization is effected, SSB Citi will analyze and evaluate the portfolio securities of the CitiSelect Portfolios being transferred to the Smith Barney Fund. Consistent with the Smith Barney Fund's investment objectives and policies, any restrictions imposed by the Code and the best interests of the Smith Barney Fund's shareholders (including former shareholders of the CitiSelect Portfolios), SSB Citi will determine whether to maintain an investment in these portfolio securities. Subject to market conditions, the disposition of portfolio securities may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific securities being sold.

Portfolio Turnover

     The portfolio turnover rates of the underlying funds of the CitiSelect Portfolios have ranged from 26% to 646% for its fiscal year ended October 31, 1999. The portfolio turnover rate for the Smith Barney Fund for its fiscal year ended July 31, 1999 was 60%. Active and frequent trading may result in the realization and distribution to a Fund of higher capital gains, which could increase the tax liability for the Fund's shareholders. Frequent trading also increases transaction costs, which could detract from a Fund's performance.

Pro Forma Capitalization

     Because the CitiSelect Portfolios will be combined in the Reorganization of the CitiSelect Portfolios with the Smith Barney Fund, the total capitalization of the Smith Barney Fund after such Reorganization is expected to be greater than the current capitalization of the CitiSelect Portfolios. The following table sets forth as of June 30, 2000: (a) the capitalization of each of the CitiSelect Portfolios and the Smith Barney Fund, and (b) the pro forma capitalization of the Smith Barney Fund as adjusted to give effect to the Reorganization proposed with respect to the Smith Barney Fund. If the Reorganization is consummated, the capitalization of the CitiSelect Portfolios and the Smith Barney Fund is likely to be different at the effective time of their Reorganization as a result of daily share purchase and redemption activity.

     Additionally, as noted above, the Board of Trustees of the Smith Barney Fund has approved an Agreement and Plan of Reorganization pursuant to which CitiFunds Balanced Portfolio, which is a series of the CitiFunds Trust, is to merge with and into the Smith Barney Fund. This other merger will not be consummated until approved by the shareholders of the CitiFunds Balanced Portfolio. Although the consummation of the Reorganization is in no way dependent upon the consummation of this other merger, the table below includes the effects of the potential consummation of the other merger.

                                                    SHARES              NET ASSET VALUE
                              TOTAL NET ASSETS      OUTSTANDING         PER SHARE
---------------------------------------------------------------------------------------

CITISELECT FOLIO 200
CONSERVATIVE
    Class A                        $53,031,831           5,201,288          $10.20
    Class B                           $566,481              55,494          $10.21
    Class L                                N/A                 N/A          N/A
    Class O                                N/A                 N/A          N/a

CITISELECT FOLIO 300
BALANCED
    Class A                        $92,795,681           8,907,924          $10.42
    Class B                           $878,690              84,456          $10.40
    Class L                                N/A                 N/A          N/A
    Class O                                N/A                 N/A          N/a

CITIFUNDS BALANCED
PORTFOLIO
    Class A                       $170,174,790          13,392,394          $12.71
    Class B                         $1,718,656             134,144          $12.81
    Class L                                N/A                 N/A          N/A
    Class O                                N/A                 N/A          N/A



SMITH BARNEY BALANCED FUND
    Class A                       $412,707,815          28,127,372          $14.67
    Class B                       $374,649,371          25,619,418          $14.62
    Class L                        $14,293,377             976,523          $14.64
    Class O                         $5,672,904             387,657          $14.63

PRO FORMA SMITH BARNEY
BALANCED FUND
    Class A                       $728,710,117          49,668,088          $14.67
    Class B                       $377,813,198          25,835,822          $14.62
    Class L                        $14,293,377             976,523          $14.64
    Class O                         $5,672,904             387,657          $14.63
---------------------------------------------------------------------------------------



Performance

     Performance shown below is as of December 31, 1999 and based on historical earnings and is not predictive of future performance. Performance reflects reinvestment of dividends and other earnings, but does not reflect any applicable sales charges.

     The information below is for the Class A shares of the Funds. The total returns for the Class B shares of each Fund would be lower than the returns of the Class A shares of such Fund, because Class B shares have a higher total annual expense ratio. In addition, the information below does not reflect applicable sales charges. The sales charges applicable to the Class A (front-end load) and Class B (CDSC) shares of the Smith Barney Fund are the same as those applicable to the CitiSelect Portfolios, with the following exceptions: the front-end load for purchases of Class A shares in amounts less than $25,000 and in amounts greater than $100,000 and the CDSC payable in the first year after purchase applicable to shares of the Smith Barney Fund are higher than those applicable to the CitiSelect Portfolios. For more information about the applicable sales charges and other Fund expenses, please refer to "Overall Expenses" above.

     Prior to June 1998, the Smith Barney Fund was a utilities-sector fund rather than a balanced fund and it had different investment goals, policies and strategies and different portfolio managers. The following table shows the total returns of Class A shares of each Fund for the calendar years indicated.

                           CITISELECT FOLIO 200    CITISELECT FOLIO 300     SMITH BARNEY FUND
                               CONSERVATIVE              BALANCED
                          ---------------------------------------------------------------------

Year Ended:

12/31/99                          0.97%                   4.27%                   11.70%

12/31/98                          6.94%                   6.59%                   12.19%

12/31/97                          8.03%                   9.86%                   20.83%

Best Quarter                   6.71% (6/97)           8.71% (12/98)           14.45% (12/98)

Worst Quarter                 (4.27)% (9/98)          (7.51)% (9/98)          (7.51)% (9/98)


                              VOTING INFORMATION

     General Information

     The Board of Trustees of the CitiFunds Trust, on behalf of the CitiSelect Portfolios, is furnishing this combined Proxy Statement/Prospectus in connection with the solicitation of proxies for a Special Meeting of Shareholders of the CitiSelect Portfolios at which shareholders will be asked to consider and approve the proposed Plan with respect to the CitiSelect Portfolio of which such shareholder own shares. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the CitiSelect Portfolios and Smith Barney Fund may also solicit proxies by telephone or otherwise. Georgeson Shareholder Communications, Inc. has been retained to assist in the solicitation of proxies, at a cost of approximately $7,000 with respect to CitiSelect Folio 200 Conservative and approximately $14,000 with respect to CitiSelect Folio 300 Balanced. Shareholders may vote (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope, (2) by touch-tone voting over the telephone, or (3) by voting via the internet. Any shareholder of the CitiSelect Portfolios giving a proxy has the power to revoke it by submitting a written notice of revocation to the CitiSelect Portfolios or by attending the Special Meeting and voting in person. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the proposals referred to in the Proxy Statement.

     In cases where CitiSelect shareholders have purchased their shares through Service Agents, these Service Agents are the shareholders of record of the CitiSelect Portfolios. At the Special Meeting, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which that Service Agent is the holder of record.

     Quorum; Vote Required to Approve Proposal

     The holders of a majority of the outstanding shares entitled to vote of a CitiSelect Portfolio present in person or by proxy shall constitute a quorum at any meeting of shareholders for the transaction of business by that Fund. A shareholder vote may be taken with respect to one or both CitiSelect Portfolio on some or all matters if a quorum is present and sufficient votes have been received for approval with respect to such CitiSelect Portfolio.

     If the necessary quorum to transact business or the vote required to approve the Plan with respect to either CitiSelect Portfolio is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies with respect to the CitiSelect Portfolio that did not receive the vote necessary for approval of the Plan or did not obtain a quorum. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the CitiSelect Portfolio's shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of that proposal and will vote against any such adjournment those proxies to be voted against that proposal.

     For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by a CitiSelect Portfolio from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

     With respect to each CitiSelect Portfolio, the Plan must be approved by the vote of (a) 67% or more of the voting securities of the Fund present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund, whichever is less. Abstentions and broker non-votes will have the effect of a "no" vote on the proposal to approve the Plan. The Plan provides that in the event the Plan is approved with respect to one but not both of the CitiSelect Portfolios, the failure of one CitiSelect Portfolio to consummate the transactions contemplated by the Plan shall not affect the consummation or validity of the Plan with respect to the other CitiSelect Portfolio.

     Outstanding Shareholders

     Holders of record of the shares of the CitiSelect Portfolios at the close of business on August 11, 2000 (the "Record Date"), as to any matter on which they are entitled to vote, will be entitled to one vote per share on all business of the Special Meeting. As of August 11, 2000, there were ________ outstanding Class A shares and ________ outstanding Class B shares of CitiSelect Folio 200 Conservative entitled to vote and ________ outstanding Class A shares and ________ outstanding Class B shares of CitiSelect Folio 300 Balanced entitled to vote.

     Listed below are the name, address and share ownership of each person known to the CitiSelect Portfolios to own 5% or more of any class of shares of the CitiSelect Folio 200 Conservative or CitiSelect Folio 300 Balanced as of _________ __, 2000. The table also indicates the percentage of the Smith Barney Fund's shares to be owned by such persons upon consummation of the Reorganization on the basis of present holdings and commitments. The type of ownership of each person listed below is record ownership.

                                                    PRO FORMA
                                                    PERCENTAGE
                                 PERCENTAGE         OWNERSHIP
     NAME AND ADDRESS            OWNERSHIP          POST-REORGANIZATION
     ------------------------------------------------------------------

     Listed below are the name, address and share ownership of each person known to the Smith Barney Fund to own 5% or more of any class of shares of the Smith Barney Fund as of _________ __, 2000. The table also indicates the percentage of the Smith Barney Fund's shares to be owned by such persons upon consummation of the Reorganization on the basis of present holdings and commitments. The type of ownership of each person listed below is record ownership.


                                                    PRO FORMA
                                                    PERCENTAGE
                                 PERCENTAGE         OWNERSHIP
     NAME AND ADDRESS            OWNERSHIP          POST-REORGANIZATION
     ------------------------------------------------------------------






     [**If any shareholder beneficially owns more than 25% of the voting securities of a Fund, note that the shareholder may be presumed to control that Fund and provide jurisdiction of organization and list all parent companies, if applicable.**]

     As of _________ __, 2000, the officers and Trustees of the CitiFunds Trust as a group owned less than 1% of any class of either CitiSelect Portfolio's outstanding shares. As of _________ __, 2000, the officers and Trustees of the Smith Barney Trust as a group owned less than 1% of any class of the Smith Barney Fund's outstanding shares.

                    ADDITIONAL INFORMATION ABOUT THE FUNDS

     As noted above, additional information about the CitiSelect Portfolios, the Smith Barney Fund and the Reorganization has been filed with the Securities and Exchange Commission and may be obtained without charge by writing or calling the CitiSelect Portfolios, 21 Milk Street, 5th Floor, Boston, Massachusetts 02109, telephone number (617) 423-1679, or the Smith Barney Fund, 388 Greenwich Street, New York, New York 10013, telephone number (800) 451-2010. Information included in this Proxy Statement/Prospectus concerning the CitiSelect Portfolios was provided by the CitiFunds Trust, on behalf of the CitiSelect Portfolios, and information concerning the Smith Barney Fund was provided by Smith Barney Income Funds, on behalf of the Smith Barney Fund.

     Each Fund files reports, proxy materials and other information about the applicable Fund with the Securities and Exchange Commission. Such reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington D.C. 20549 at prescribed rates or without charge from the Commission at publicinfo@sec.gov.

                                 OTHER MATTERS

     No Trustee is aware of any matters that will be presented for action at the Special Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the CitiSelect Portfolios.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. YOU MAY ALSO CAST YOUR VOTE VIA THE INTERNET OR BY TELEPHONE.

                                                                      EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

        THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of ___________________, 2000, between CitiFundsSM Trust I, a Massachusetts business trust with its principal place of business at 21 Milk Street, Boston, Massachusetts 02109 (the "CitiFund Trust"), on behalf of its series, CitiSelect Folio 200 Conservative and CitiSelect Folio 300 Balanced (each a "CitiSelect Portfolio," and together, the "CitiSelect Portfolios"), and Smith Barney Income Funds, a Massachusetts business trust with its principal place of business at 388 Greenwich Street, New York, New York 10013 (the "Smith Barney Trust"), on behalf of its series, Smith Barney Balanced Fund (the "Smith Barney Fund," and together with the CitiSelect Portfolios, the "Funds"), and, solely for purposes of Section 10.2 below, Citibank, N.A., a national banking association ("Citibank"), and SSB Citi Fund Management LLC, a Delaware limited liability company ("SSB Citi").

        This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), with respect to the CitiSelect Portfolios and the Smith Barney Fund, with which each CitiSelect Portfolio will reorganize, as provided herein. Each reorganization will consist of the transfer of substantially all of the assets of a CitiSelect Portfolio to the Smith Barney Trust, on behalf of the Smith Barney Fund, in exchange solely for voting shares of the corresponding classes of shares of beneficial interest ($0.001 par value per share) of the Smith Barney Fund (the "Smith Barney Fund Shares"), the assumption by the Smith Barney Trust, on behalf of the Smith Barney Fund, of all of the liabilities of the CitiSelect Portfolio and the distribution of the Smith Barney Fund Shares to the shareholders of the CitiSelect Portfolio in complete liquidation of the CitiSelect Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (collectively, the "Reorganizations").

        NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF EACH CITISELECT PORTFOLIO TO THE SMITH BARNEY FUND IN EXCHANGE FOR SMITH BARNEY FUND SHARES, THE ASSUMPTION OF ALL LIABILITIES OF THE CITISELECT PORTFOLIOS AND THE LIQUIDATION OF THE CITISELECT PORTFOLIOS

        1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the CitiFund Trust, on behalf of the CitiSelect Portfolios, agrees to transfer to the Smith Barney Fund substantially all of the CitiSelect Portfolios' assets as set forth in section 1.2, and the Smith Barney Trust, on behalf of the Smith Barney Fund, agrees in exchange therefor (i) to deliver to the CitiSelect Portfolios that number of full and fractional Class A and Class B Smith Barney Fund Shares determined by dividing the value of the CitiSelect Portfolios' net assets allocated to each class, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Smith Barney Fund Share of the applicable class, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the CitiSelect Portfolios, as set forth in section 1.3. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

        1.2. The assets of the CitiSelect Portfolios to be acquired by the Smith Barney Fund (collectively, "Assets") shall consist of all property and assets of every kind and nature of the CitiSelect Portfolios, including, without limitation, all cash, cash equivalents, securities, commodities, futures, claims (whether absolute or contingent, known or unknown), receivables (including dividend, interest and other receivables), good will and other intangible property, any deferred or prepaid expenses, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in section 1.4 hereof and the CitiSelect Portfolios' rights under this Agreement.

        1.3. The Smith Barney Fund shall assume all liabilities of each CitiSelect Portfolio, whether accrued or contingent, existing at the Valuation Time as defined in section 2.1. Each CitiSelect Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.1, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.

        1.4. On or as soon as practicable prior to the Closing Date, each of the CitiSelect Portfolios will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

        1.5. Immediately after the transfer of its assets provided for in section 1.1, the CitiSelect Portfolios will distribute to their shareholders of record (the "CitiSelect Shareholders"), determined as of the Valuation Time as defined in section 2.1, on a pro rata basis, the Smith Barney Fund Shares received by the CitiSelect Portfolios pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Smith Barney Fund Shares then credited to the account of the CitiSelect Portfolios on the books of the Smith Barney Fund to open accounts on the share records of the Smith Barney Fund in the names of the CitiSelect Shareholders. The aggregate net asset value of each class of Smith Barney Fund Shares to be so credited to CitiSelect Shareholders shall be equal to the aggregate net asset value of the corresponding class of shares of the CitiSelect Portfolios (the "CitiSelect Shares") owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the CitiSelect Portfolios will simultaneously be cancelled on the books of the CitiSelect Portfolios. The Smith Barney Fund will not issue certificates representing Smith Barney Fund Shares in connection with such exchange.

        1.6. Ownership of Smith Barney Fund Shares will be shown on the Smith Barney Fund's books. Shares of the Smith Barney Fund will be issued in the manner described in the Smith Barney Fund's then-current prospectus and statement of additional information.

        1.7. Any reporting responsibility of the CitiSelect Portfolios, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the CitiSelect Portfolios.

        1.8. All books and records of the CitiSelect Portfolios, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Smith Barney Fund from and after the Closing Date and shall be turned over to the Smith Barney Fund as soon as practicable following the Closing Date.

2.      VALUATION

        2.1. The value of the net assets of each class of the CitiSelect Portfolios shall be computed as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") on the Closing Date (such time and date also being hereinafter called the "Valuation Time"), after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the Smith Barney Fund's then-current prospectus and statement of additional information.

        2.2. The net asset value of a Class A Smith Barney Fund Share shall be the net asset value of a Class A share of the Smith Barney Fund computed as of the Valuation Time using the valuation procedures set forth in the Smith Barney Fund's then-current prospectus and statement of additional information. The net asset value of a Class B Smith Barney Fund Share shall be the net asset value of a Class B share of the Smith Barney Fund computed as of the Valuation Time using the valuation procedures set forth in the Smith Barney Fund's then-current prospectus and statement of additional information.

        2.3. The number of Class A and Class B Smith Barney Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets of each CitiSelect Portfolio, less the value of the liabilities of that CitiSelect Portfolio assumed, shall be determined by dividing the value of the Assets allocated to each class of the CitiSelect Portfolio less the value of the liabilities allocated to that class of the CitiSelect Portfolio as determined in accordance with section 2.1, by the net asset value of a Smith Barney Fund Share of the corresponding class determined in accordance with section 2.2.

        2.4. All computations of value hereunder shall be made by or under the direction of each Fund's investment adviser in accordance with its regular practice and the requirements of the 1940 Act, and shall be subject to confirmation by each Fund's Board of Trustees and independent accountants.

3.      CLOSING AND CLOSING DATE

     3.1. The Closing of each Reorganization contemplated by this Agreement shall be ______________, 2000, or such earlier or later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 P.M., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the [**New York offices of Bingham Dana LLP**] or at such other place and time as the parties may agree.

        3.2. The CitiFund Trust shall furnish to the Smith Barney Trust a statement of each CitiSelect Portfolio's net assets, together with a list of portfolio holdings with values as determined in section 2.1, all as of the Valuation Time, certified by the CitiFund Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer).

        3.3. State Street Bank and Trust Company ("State Street"), as custodian for the CitiSelect Portfolios, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets of the CitiSelect Portfolios have been delivered in proper form to PNC Bank, National Association ("PNC Bank"), custodian for the Smith Barney Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of such Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The portfolio securities of the CitiSelect Portfolios represented by a certificate or other written instrument shall be presented by State Street to PNC Bank for examination no later than five business days preceding the Closing Date and transferred and delivered by the CitiSelect Portfolios as of the Closing Date for the account of the Smith Barney Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The CitiSelect portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and State Street. The cash to be transferred by the CitiSelect Portfolios shall be delivered by wire transfer of federal funds on the Closing Date.

        3.4. State Street, as transfer agent of the CitiSelect Portfolios, on behalf of the CitiSelect Portfolios, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the CitiSelect Shareholders and the number and percentage ownership (to three decimal places) of outstanding CitiSelect Shares of each class owned by each such shareholder immediately prior to the Closing. The Smith Barney Fund shall issue and deliver a confirmation evidencing the Smith Barney Fund Shares of each class to be credited on the Closing Date to the CitiSelect Portfolios or provide evidence satisfactory to the CitiSelect Portfolios that such Smith Barney Fund Shares have been credited to the CitiSelect Portfolios' accounts on the books of the Smith Barney Fund.

        3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Smith Barney Fund or the CitiSelect Portfolios shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the CitiFund Trust or the Smith Barney Trust, accurate appraisal of the value of the net assets with respect to the Smith Barney Fund Shares or the CitiSelect Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

        3.6. At the Closing, each party shall deliver to the other such bills of sale, checks, assumption agreements, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

4.      REPRESENTATIONS AND WARRANTIES

        4.1. The CitiFund Trust, on behalf of itself and each CitiSelect Portfolio, represents and warrants to the Smith Barney Trust and the Smith Barney Fund as follows:

               (a) The CitiFund Trust is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted. Each CitiSelect Portfolio has been duly established as a series of the CitiFund Trust;

               (b) The CitiFund Trust is registered with the Commission as an openend management investment company under the 1940 Act, and such registration is in full force and effect;

               (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the CitiFund Trust, on behalf of the CitiSelect Portfolios, of the transactions contemplated herein, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act, and state securities laws;

               (d) Other than with respect to contracts entered into in connection with the portfolio management of the CitiSelect Portfolios which shall terminate on or prior to the Closing Date, the CitiSelect Portfolios are not, and the execution, delivery and performance of this Agreement by the CitiFund Trust on behalf of the CitiSelect Portfolios will not result, in violation of Massachusetts law or of the CitiFund Trust's Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which either CitiSelect Portfolio is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the CitiFund Trust on behalf of the CitiSelect Portfolios will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which either CitiSelect Portfolio is a party or by which it is bound;

               (e) To the CitiFund Trust's knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against either CitiSelect Portfolio or any properties or assets held by it. The CitiFund Trust knows of no facts which might form the basis for the institution of such proceedings or which would materially and adversely affect its business or the business of the CitiSelect Portfolios, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the CitiSelect Portfolios' business or its or the CitiSelect Portfolios' ability to consummate the transactions herein contemplated;

               (f) The financial statements of the CitiSelect Portfolios at and for the year ended October 31, 1999 have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied. The financial statements of the CitiSelect Portfolios at and for the six-month period ended April 30, 2000, which are unaudited, are in accordance with GAAP consistently applied. All of such statements (copies of which have been furnished to the Smith Barney Fund) present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the CitiSelect Portfolios as of the dates thereof in accordance with GAAP, and there are no known contingent liabilities of either CitiSelect Portfolio required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such dates not disclosed therein;

               (g) Since April 30, 2000, there has not been any material adverse change in either CitiSelect Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by either CitiSelect Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Smith Barney Fund. For purposes of this subsection (g), a decline in net asset value per share of a CitiSelect Portfolio due to declines in market values of securities in the CitiSelect Portfolio's portfolio, the discharge of CitiSelect Portfolio liabilities, or the redemption of CitiSelect Shares by CitiSelect Shareholders shall not constitute a material adverse change;

               (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the CitiSelect Portfolios required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the CitiFund Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (i) For each taxable year of its operation, the CitiSelect Portfolios have met the requirements of Subchapter M of the Code for qualification as a regulated investment company and have elected to be treated as such, and have been eligible to and have computed their federal income tax under Section 852 of the Code. At Closing, each CitiSelect Portfolio will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued up to the Closing Date;

               (j) All issued and outstanding shares of the CitiSelect Portfolios (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the CitiSelect Portfolios' transfer agent, as provided in section 3.3. There are no outstanding options, warrants or other rights to subscribe for or purchase any CitiSelect Shares, nor is there outstanding any security convertible into any CitiSelect Share;

               (k) At the Closing Date, the CitiFund Trust, on behalf of each CitiSelect Portfolio, will have good and marketable title to such CitiSelect Portfolio's Assets and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Smith Barney Trust, on behalf of the Smith Barney Fund, has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Smith Barney Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except those restrictions as to which the Smith Barney Fund has received notice and necessary documentation at or prior to the Closing;

               (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trustees of the CitiFund Trust, and, subject to the approval of the CitiSelect Shareholders, this Agreement constitutes a valid and binding obligation of the CitiFund Trust, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general principles of equity;

               (m) The information to be furnished by the CitiFund Trust for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

               (n) The current combined prospectus and statement of additional information of the CitiSelect Portfolios conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

               (o) The combined proxy statement of the CitiSelect Portfolios to be included in the Registration Statement referred to in section 5.6 (the "Proxy Statement"), insofar as it relates to the CitiSelect Portfolios, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Smith Barney Trust for use therein.

        4.2. The Smith Barney Trust, on behalf of itself and the Smith Barney Fund, represents and warrants to the CitiFund Trust and the CitiSelect Portfolios as follows:

               (a) The Smith Barney Trust is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted. The Smith Barney Fund has been duly established as a series of the Smith Barney Trust;

               (b) The Smith Barney Trust is registered with the Commission as an openend management investment company under the 1940 Act, and such registration is in full force and effect;

               (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Smith Barney Trust, on behalf of the Smith Barney Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and state securities laws;

               (d) The Smith Barney Fund is not, and the execution, delivery and performance of this Agreement by the Smith Barney Trust on behalf of the Smith Barney Fund will not result, in violation of Massachusetts law or of the Smith Barney Trust's Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Smith Barney Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Smith Barney Trust on behalf of the Smith Barney Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Smith Barney Fund is a party or by which it is bound;

               (e) To the Smith Barney Trust's knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the Smith Barney Fund or any properties or assets held by it. The Smith Barney Trust knows of no facts which might form the basis for the institution of such proceedings or which would materially and adversely affect its business or the business of the Smith Barney Fund, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the Smith Barney Fund's business or its or the Smith Barney Fund's ability to consummate the transactions herein contemplated;

               (f) The financial statements of the Smith Barney Fund at and for the year ended July 31, 1999 have been audited by KPMG LLP, independent certified public accountants, and are in accordance with GAAP consistently applied. The financial statements of the Smith Barney Fund at and for the six-month period ended January 31, 2000, which are unaudited, are in accordance with GAAP consistently applied. All such statements (copies of which have been furnished to the CitiSelect Portfolios) present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Smith Barney Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Smith Barney Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

               (g) Since January 31, 2000, there has not been any material adverse change in the Smith Barney Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Smith Barney Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the CitiSelect Portfolios. For purposes of this subsection (g), a decline in net asset value per share of the Smith Barney Fund due to declines in market values of securities in the Smith Barney Fund's portfolio, the discharge of Smith Barney Fund liabilities, or the redemption of Smith Barney Fund Shares by Smith Barney Fund Shareholders shall not constitute a material adverse change;

               (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Smith Barney Fund required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Smith Barney Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (i) For each taxable year of its operation, the Smith Barney Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date. At Closing, the Smith Barney Fund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued up to the Closing Date;

               (j) All issued and outstanding shares of the Smith Barney Fund
        (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. There are no outstanding options, warrants or other rights to subscribe for or purchase any Smith Barney Fund Shares, nor is there outstanding any security convertible into any Smith Barney Fund Share. The Smith Barney Fund Shares to be issued and delivered to the CitiSelect Portfolios for the account of the CitiSelect Shareholders pursuant to the terms of this Agreement, at the Closing Date, will have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Smith Barney Fund Shares, and will be fully paid and non-assessable;

               (k) At the Closing Date, the Smith Barney Trust, on behalf of the Smith Barney Fund, will have good and marketable title to the Smith Barney Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the CitiFund Trust, on behalf of the CitiSelect Portfolios, has received notice at or prior to the Closing;

               (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trustees of the Smith Barney Trust, and this Agreement will constitute a valid and binding obligation of the Smith Barney Trust, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general principles of equity;

               (m) The information to be furnished by the Smith Barney Trust for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

               (n) The current prospectus and statement of additional information of the Smith Barney Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

               (o) The Proxy Statement, insofar as it relates to the Smith Barney Fund, and the Registration Statement will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the CitiFund Trust for use therein.

5.      COVENANTS

        5.1. Each Fund covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.

        5.2. Upon reasonable notice, the Smith Barney Fund's officers and agents shall have reasonable access to the CitiSelect Portfolios' books and records necessary to maintain current knowledge of the CitiSelect Portfolios and to ensure that the representations and warranties made by the CitiSelect Portfolios are accurate.

     5.3. The CitiFund Trust and the CitiSelect Portfolios covenant to call a meeting of the shareholders of the CitiSelect Portfolios to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than _____________, 2000 (or such other date as the parties may agree to in writing).

        5.4. The CitiFund Trust and the CitiSelect Portfolios covenant that the Smith Barney Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

        5.5. Subject to the provisions of this Agreement, the parties hereto will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

        5.6. The Smith Barney Trust will file a Registration Statement on Form N14 (the "Registration Statement") under the 1933 Act, and the CitiFund Trust will file the Proxy Statement contained therein, in connection with the meeting of CitiSelect Shareholders to consider approval of this Agreement and the transactions contemplated herein, with the Commission as promptly as practicable. The CitiFund Trust and the CitiSelect Portfolios will provide the Smith Barney Fund with information relating to it that is required by the 1933 Act, the 1934 Act and the 1940 Act to be included in the Registration Statement, including the Proxy Statement.

        5.7. The CitiFund Trust and each CitiSelect Portfolio covenants that it will, from time to time, as and when reasonably requested by the Smith Barney Trust, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Smith Barney Trust may reasonably deem necessary or desirable in order to vest in and confirm the Smith Barney Trust's title to and possession of the Assets and otherwise to carry out the intent and purpose of this Agreement.

        5.8. Each of the Smith Barney Trust and the Smith Barney Fund covenants that it will, from time to time, as and when reasonably requested by the CitiFund Trust, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases and other instruments, and will take or cause to be taken such further action, as the CitiFund Trust may reasonably deem necessary or desirable in order to (i) vest and confirm to the CitiFund Trust's title to and possession of all Smith Barney Fund Shares to be transferred to the CitiSelect Portfolios pursuant to this Agreement and (ii) assume the assumed liabilities of the CitiSelect Portfolios.

        5.9. The CitiFund Trust, the Smith Barney Trust and each Fund covenant to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it deems appropriate in order to consummate the transactions contemplated herein and, in the case of the Smith Barney Fund, to continue its operations after the Closing Date.

        5.10. As soon as reasonably practicable after the Closing, each CitiSelect Portfolio shall make a liquidating distribution to its shareholders consisting of the Smith Barney Fund Shares received at the Closing.

        5.11. Each of the Smith Barney Fund and the CitiSelect Portfolios shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE CITIFUND TRUST

        The obligations of the CitiFund Trust and the CitiSelect Portfolios to consummate the transactions provided for herein shall be subject, at the CitiFund Trust's election, to the performance by the Smith Barney Trust and the Smith Barney Fund of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

        6.1. All representations and warranties of the Smith Barney Trust, on behalf of itself and the Smith Barney Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person against the Smith Barney Trust or the Smith Barney Fund, the CitiFund Trust or the CitiSelect Portfolios, or the advisers, trustees or officers of any of the foregoing, arising out of this Agreement and (ii) no facts known to the CitiFund Trust or the CitiSelect Portfolios, or the Smith Barney Trust or the Smith Barney Fund, which any of such persons reasonably believes might result in such litigation.

        6.2. The Smith Barney Trust shall have delivered to the CitiFund Trust on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the CitiFund Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Smith Barney Trust and the Smith Barney Fund made in this Agreement are true and correct on and as of the Closing Date and as to such other matters as the CitiFund Trust shall reasonably request.

        6.3. The CitiFund Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher, in a form reasonably satisfactory to the CitiFund Trust, and dated as of the Closing Date, to the effect that:

               (a) The Smith Barney Trust has been established as a voluntary association with transferable shares of beneficial interest commonly referred to as a Massachusetts business trust, and is existing under the laws of the Commonwealth of Massachusetts, and the Smith Barney Fund has been duly designated as a series of the Smith Barney Trust;

               (b) The Smith Barney Trust, with respect to the Smith Barney Fund, has the power as a Massachusetts business trust to carry on its business as presently conducted in accordance with the description thereof in the Smith Barney Trust's registration statement under the 1940 Act;

               (c) the Agreement has been duly authorized, executed and delivered by the Smith Barney Trust, and constitutes a valid and legally binding obligation of the Smith Barney Trust, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium, marshaling, or other laws and rules of law affecting the enforcement generally of creditors' rights and remedies (including such as may deny giving effect to waivers of debtors' or guarantors' rights), and considerations of public policy.

               (d) the execution and delivery of the Agreement did not, and the exchange of the CitiSelect Portfolios' assets for Smith Barney Fund Shares pursuant to the Agreement will not, violate the Smith Barney Trust's Declaration of Trust or By-laws; and

               (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Smith Barney Trust under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the CitiSelect Portfolios' assets for Smith Barney Fund Shares pursuant to the Agreement have been obtained or made.

Such opinion may state that it is solely for the benefit of the CitiFund Trust, its Trustees and its officers, and counsel may rely as to matters governed by the laws of the Commonwealth of Massachusetts on an opinion of Massachusetts counsel. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the CitiFund Trust may reasonably request.

        6.4. The Smith Barney Trust and the Smith Barney Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by them on or before the Closing Date.

        6.5. The Smith Barney Trust, on behalf of the Smith Barney Fund, shall have executed and delivered an assumption agreement in form reasonably satisfactory to the CitiFund Trust pursuant to which the Smith Barney Trust, on behalf of the Smith Barney Fund, will assume all of the liabilities of the CitiSelect Portfolios existing at the Valuation Time.

     6.6. An endorsement to the CitiFund Trust's existing errors and omissions, and directors and officers liability insurance policy, or other evidence of insurance, satisfactory in all respects to the CitiFund Trust's Board of Trustees shall have been obtained at no cost to the CitiFund Trust or the CitiSelect Portfolios and shall be in full force and effect.

7.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SMITH BARNEY TRUST

        The obligations of the Smith Barney Trust and the Smith Barney Fund to consummate the transactions provided for herein shall be subject, at the Smith Barney Trust's election, to the performance by the CitiFund Trust and the

CitiSelect Portfolios of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

        7.1. All representations and warranties of the CitiFund Trust, on behalf of itself and the CitiSelect Portfolios, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person against the CitiFund Trust or the CitiSelect Portfolios, the Smith Barney Trust or the Smith Barney Fund or the advisers, trustees or officers of any of the foregoing, arising out of this Agreement and (ii) no facts known to the Smith Barney Trust or the Smith Barney Fund, or the CitiFund Trust or the CitiSelect Portfolios, which any of such persons reasonably believes might result in such litigation.

        7.2. The CitiFund Trust shall have delivered to the Smith Barney Trust the statements of net assets described in section 3.2.

        7.3. The CitiFund Trust shall have delivered to the Smith Barney Trust on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Smith Barney Trust and dated as of the Closing Date, to the effect that the representations and warranties of the CitiFund Trust and the CitiSelect Portfolios made in this Agreement are true and correct on and as of the Closing Date and as to such other matters as the Smith Barney Trust shall reasonably request.

        7.4. The Smith Barney Trust shall have received on the Closing Date an opinion of Bingham Dana LLP, in a form reasonably satisfactory to the Smith Barney Trust, and dated as of the Closing Date, to the effect that:

               (a) the CitiFund Trust has been established as a voluntary association with transferable shares of beneficial interest commonly referred to as a Massachusetts business trust, and is existing under the laws of the Commonwealth of Massachusetts, and each CitiSelect Portfolio has been duly designated as a series of the CitiFund Trust;

               (b) the CitiFund Trust, with respect to the CitiSelect Portfolios, has the power as a Massachusetts business trust to carry on their business as presently conducted in accordance with the description thereof in the CitiFund Trust's registration statement under the 1940 Act;

               (c) the Agreement has been duly authorized, executed and delivered by the CitiFund Trust, and constitutes a valid and legally binding obligation of the CitiFund Trust, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium, marshaling, or other laws and rules of law affecting the enforcement generally of creditors' rights and remedies (including such as may deny giving effect to waivers of debtors' or guarantors' rights), and considerations of public policy.

               (d) the execution and delivery of the Agreement did not, and the exchange of the CitiSelect Portfolios' assets for Smith Barney Fund Shares pursuant to the Agreement will not, violate the CitiFund Trust's Declaration of Trust or By-laws; and

               (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the CitiFund Trust under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the CitiSelect Portfolios' assets for Smith Barney Fund Shares pursuant to the Agreement have been obtained or made.

Such opinion may state that it is solely for the benefit of the Smith Barney Trust, its Trustees and its officers. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Smith Barney Trust may reasonably request.

        7.5. The CitiFund Trust and the CitiSelect Portfolios shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by them on or before the Closing Date.

8.      FURTHER CONDITIONS PRECEDENT

        If any of the conditions set forth below have not been met on or before the Closing Date with respect to a CitiSelect Portfolio or the Smith Barney Fund, the other party to this Agreement shall, at its option, not be required to consummate the applicable Reorganization of the Funds contemplated by this Agreement. Neither Reorganization is contingent upon the closing of the other Reorganization, and the failure to be consummated of one Reorganization shall not, without more, excuse the consummation of the other Reorganization.

        8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each CitiSelect Portfolio in accordance with the provisions of the CitiFund Trust's Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Smith Barney Fund. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this section 8.1.

        8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to either party's knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

        8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Smith Barney Trust and the Smith Barney Fund or the CitiFund Trust and the CitiSelect Portfolios to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Smith Barney Fund or the CitiSelect Portfolios.

        8.4. The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

        8.5. The CitiFund Trust and the Smith Barney Trust shall have received an order from the Commission exempting the Reorganizations from the provisions of Section 17(a) of the 1940 Act or a "no-action" letter from the staff of the

Commission to the effect that the staff will not recommend that the Commission take enforcement action under Section 17(a) of the 1940 Act if the parties were to proceed with the transaction described herein.

        8.6. The parties shall have received an opinion of Bingham Dana LLP addressed to the CitiFund Trust, the CitiSelect Portfolios, the Smith Barney Trust and the Smith Barney Fund substantially to the effect that, based upon certain facts, assumptions and representations, for Federal income tax purposes: (i) the transfer to the Smith Barney Fund of all or substantially all of the assets of each CitiSelect Portfolio in exchange solely for Smith Barney Fund Shares and the assumption by the Smith Barney Fund of all of the liabilities of the CitiSelect Portfolios, followed by the distribution of the Smith Barney Fund Shares to CitiSelect Shareholders in exchange for their shares of the CitiSelect Portfolios in complete liquidation of each CitiSelect Portfolio, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Smith Barney Fund and the CitiSelect Portfolios will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the CitiSelect Portfolios upon the transfer of the CitiSelect Portfolios' assets to the Smith Barney Fund solely in exchange for the Smith Barney Fund Shares and the assumption by the Smith Barney Fund of liabilities of the CitiSelect Portfolios or upon the distribution (whether actual or constructive) of the Smith Barney Fund Shares to the CitiSelect Portfolio's shareholders in exchange for their shares of the CitiSelect Portfolios; (iii) the basis of the assets of the CitiSelect Portfolios in the hands of the Smith Barney Fund will be the same as the basis of such assets in the hands of the CitiSelect Portfolios immediately prior to the transfer; (iv) the holding period of the assets of the CitiSelect Portfolios in the hands of the Smith Barney Fund will include the period during which such assets were held by the CitiSelect Portfolios; (v) no gain or loss will be recognized by the Smith Barney Fund upon the receipt of the assets of the CitiSelect Portfolios solely in exchange for Smith Barney Fund Shares and the assumption by the Smith Barney Fund of all of the liabilities of the CitiSelect Portfolios; (vi) no gain or loss will be recognized by the shareholders of the CitiSelect Portfolios upon the receipt of Smith Barney Fund Shares solely in exchange for their shares of the CitiSelect Portfolios as part of the transaction; (vii) the basis of Smith Barney Fund Shares received by the shareholders of the CitiSelect Portfolios will be, in the aggregate, the same as the basis, in the aggregate, of the shares of the CitiSelect Portfolios exchanged therefor; and (viii) the holding period of Smith Barney Fund Shares received by the shareholders of the CitiSelect Portfolios will include the holding period during which the shares of the CitiSelect Portfolios exchanged therefor were held, provided that at the time of the exchange the shares of the CitiSelect Portfolios were held as capital assets in the hands of the shareholders of the CitiSelect Portfolios. The delivery of such opinion is conditioned upon receipt by Bingham Dana LLP of representations it shall request of each Fund. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this section 8.6.

9.      INDEMNIFICATION

        9.1. The Smith Barney Trust agrees to indemnify and hold harmless the CitiFund Trust, its Trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Smith Barney Trust or the Smith Barney Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

        9.2. The CitiFund Trust agrees to indemnify and hold harmless the Smith Barney Trust, its Trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the CitiFund Trust or the CitiSelect Portfolios of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.     FEES AND EXPENSES

        10.1. The Smith Barney Trust and the CitiFund Trust each represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

        10.2. Expenses of each Reorganization will be borne equally by Citibank and SSB Citi.

11.     ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

        11.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

        11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

        The covenants to be performed after the Closing and the obligations of each of the CitiFunds Trust, on behalf of each of the CitiSelect Portfolios, and the Smith Barney Trust, on behalf of the Smith Barney Fund, in sections
11.1 and 11.2 shall survive the Closing.

12.     TERMINATION

        This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties,
(ii) by either party if the Closing shall not have occurred on or before January 1, 2001, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.     AMENDMENTS

        This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the CitiFund Trust and the Smith Barney Trust; provided, however, that following the meeting of CitiSelect Shareholders called by the CitiSelect Portfolios pursuant to section 5.3 of this Agreement, no such amendment may have the effect of reducing the number of the Smith Barney Fund Shares to be issued to the shareholders of either CitiSelect Portfolio under this Agreement to the detriment of such shareholders without their further approval.

14.     NOTICES

        Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the CitiFund Trust or the CitiSelect Portfolios, c/o CitiFunds Trust I, 21 Milk Street, 5th Floor, Boston, Massachusetts 02109, with a copy to Bingham Dana LLP, 150 Federal Street, Boston, Massachusetts 02110, Attention: Roger P. Joseph, Esq., or to the Smith Barney Trust or the Smith Barney Fund, c/o Smith Barney Income Funds, 388 Greenwich Street, New York, New York 10013, with a copy to Willkie Farr & Gallagher, 787 Seventh Avenue, New York, N.Y. 10019-6099, Attn.: Burton M. Leibert, Esq., or to any other address that the CitiFund Trust or the Smith Barney Trust shall have last designated by notice to the other party.

15.     HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

        15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

        15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

        15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation (including the shareholders of any Fund) any rights or remedies under or by reason of this Agreement, other than the parties hereto and their successor and permitted assigns. Nothing in this section is intended to limit the rights of shareholders of the CitiFund Trust to maintain derivative actions with respect to this Agreement, subject to and in accordance with applicable law.

        15.4. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

        15.5 The CitiFund Trust is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which, with amendments, is on file with the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law. It is expressly acknowledged and agreed that the obligations of CitiFunds Trust I entered into the name or on behalf of the CitiFund Trust by any of its Trustees, officers, employees or agents are not made individually, but in such capacities, that the CitiFund Trust's obligations under this Agreement bind only that portion of the trust estate consisting of assets of the CitiSelect Portfolios and not any Trustee, officer, employee, agent or shareholder individually, and that any liability of the CitiFund Trust under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the CitiSelect Portfolios.

        15.6 The Smith Barney Trust is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which, with amendments, is on file with the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law. It is expressly acknowledged and agreed that the obligations of Smith Barney Income Funds entered into the name or on behalf of the Smith Barney Trust by any of its Trustees, officers, employees or agents are not made individually, but in such capacities, that the Smith Barney Trust's obligations under this Agreement bind only that portion of the trust estate consisting of assets of the Smith Barney Fund and not any Trustee, officer, employee, agent or shareholder individually, and that any liability of the Smith Barney Trust under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Smith Barney Fund.

                              [Signatures follow]

        IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:                          CITIFUNDS TRUST I
                                 on behalf of CitiSelect Folio 200 Conservative and CitiSelect Folio 300 Balanced


                                 By:__________________________________________
                                    Name:
                                    Title:

Attest:                          SMITH BARNEY INCOME FUNDS
                                 on behalf of Smith Barney Balanced Fund


                                 By:__________________________________________
                                    Name:
                                    Title:


Solely for purposes of Section 10.2:

CITIBANK, N.A.


By:_________________________________
    Name:
    Title:


SSB CITI FUND MANAGEMENT LLC


By:_________________________________
    Name:
    Title:

                                    PART B


                      STATEMENT OF ADDITIONAL INFORMATION

                        RELATING TO THE ACQUISITION BY
         SMITH BARNEY BALANCED FUND (THE "SMITH BARNEY FUND"), A
                      SERIES OF SMITH BARNEY INCOME FUNDS

                             388 Greenwich Street
                           New York, New York 10013
                                (800) 451-2010

                               OF THE ASSETS OF
           CITISELECTFOLIO 200 CONSERVATIVE AND CITISELECT FOLIO 300
              BALANCED (THE "CITISELECT PORTFOLIOS"), EACH A SERIES OF
                    CITIFUNDS TRUST I ("CITIFUNDS TRUST").

                                21 Milk Street
                                   5th Floor
                               Boston, MA 02109
                                (617) 423-1679

                            Dated: August 16, 2000

     This Statement of Additional Information is not a prospectus. A Proxy Statement/ Prospectus, dated August 16, 2000, relating to the above-referenced matter may be obtained without charge by calling or writing the Smith Barney Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus. Each of the following documents accompanies this Statement of Additional Information and is incorporated herein by reference:

     1. Prospectus and Statement of Additional Information for the Smith Barney Fund, dated November 28, 1999.

     2. Prospectus and Statement of Additional Information for the CitiSelect Portfolios, dated March 1, 2000.

     3. Annual Report of the Smith Barney Fund for the year ended July 31, 1999 and Semi-Annual Report for the Smith Barney Fund for the six-month period ended January 31, 2000.

     4. Annual Report of the CitiSelect Portfolios for the year ended October 31, 1999 and Semi-Annual Report of the CitiSelect Portfolios for the six-month period ended April 30, 2000.

                               TABLE OF CONTENTS

                                                                           Page

General Information.........................................................__

Pro Forma Financial Statements..............................................__


                              GENERAL INFORMATION

     This Statement of Additional Information relates to the proposed transfer of substantially all of the assets and liabilities of the CitiSelect Portfolios to Smith Barney Income Funds, on behalf of the Smith Barney Fund, in exchange for shares of the corresponding class of the Smith Barney Fund (the "Reorganization"). The shares issued by the Smith Barney Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the CitiSelect Portfolios that were outstanding immediately before the effective time of the Reorganization.

     After the transfer of substantially all of its assets and liabilities in exchange for the Smith Barney Fund shares, the CitiSelect Portfolios will distribute such shares to their shareholders in liquidation of the CitiSelect Portfolios. Each shareholder owning shares of the CitiSelect Portfolios at the effective time of the Reorganization will receive shares of the corresponding class from the Smith Barney Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the effective time of the Reorganization on shares of the CitiSelect Portfolios. The Smith Barney Fund will establish an account for each former shareholder of the CitiSelect Portfolios reflecting the appropriate number of shares distributed to such shareholder. These accounts will be substantially identical to the accounts maintained by the CitiSelect Portfolios for each shareholder. Upon completion of the Reorganization with respect to the CitiSelect Portfolios, all outstanding shares of the CitiSelect Portfolios will have been redeemed and cancelled in exchange for shares distributed by the Smith Barney Fund, and the CitiSelect Portfolios will wind up their affairs and be terminated as a series of the CitiFunds Trust under Massachusetts law.

     For further information about the transaction, see the Combined Proxy Statement/Prospectus.


                  PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

     The following unaudited PRO FORMA information gives effect to the proposed transfer of substantially all of the assets and liabilities of the CitiSelect Portfolios, as well as CitiFunds Balanced Portfolio (which may also merger into the Smith Barney Fund) to the Smith Barney Fund as if such transfer had occurred as of April 30, 2000. In addition, the pro-forma combined statements have been prepared based upon the fee and expense structure of the Smith Barney Fund. The PRO FORMA financial information should be read in conjunction with the historical financial statements and notes thereto of the CitiSelect Portfolios and the Smith Barney Fund incorporated herein by reference in this Statement of Additional Information. The proposed transfer of the assets and liabilities of the CitiSelect Portfolios to the Smith Barney Fund will be accounted for as a tax-free reorganization.

MERGER OF CITIFUNDS BALANCED, CITISELECT 200, CITISELECT 300 INTO SMITH BARNEY BALANCED

                                        SMITH BARNEY      CITIFUNDS    CITISELECT     CITISELECT                       PRO FORMA
                                          BALANCED        BALANCED        200            300        ADJUSTMENTS        COMBINED
                                        ------------   ------------   -----------   ------------    ----------       --------------
PRO FORMA STATEMENT OF ASSETS AND
  LIABILITIES (UNAUDITED)                  AS OF           AS OF          AS OF           AS OF
                                          4/30/00         4/30/00        4/30/00         4/30/00
ASSETS:

Investments, at value                   $833,740,699   $199,351,143   $72,568,854   $126,701,182         --          $1,232,361,878
Cash                                             808           --            --             --           --                     808
Dividends & interest receivable            6,437,475           --            --             --           --               6,437,475
Receivable for Fund shares sold              176,836          2,266         1,194          2,006         --                 182,302
Receivable for securities sold             4,106,451           --            --             --           --               4,106,451
Receivable for tax reclaims                   11,133         31,734        43,471        152,894         --                 239,232
Receivable for open forward foreign
  currency contracts                         808,276           --            --             --           --                 808,276
                                        ------------   ------------   -----------   ------------   ----------        --------------
      TOTAL ASSETS                      $845,281,678   $199,385,143   $72,613,519   $126,856,082         --          $1,244,136,422
                                        ------------   ------------   -----------   ------------   ----------        --------------

LIABILITIES:
Allocation of assets and liabilities of
  Hubs (net)                                             18,360,688    12,988,610     21,400,841     (436,963) d         52,313,176
Payable for Fund shares redeemed              11,854        521,438       224,647        852,046         --               1,609,985
Payable for securities purchased          10,019,891           --            --             --           --              10,019,891
Management fees payable                      266,507           --           6,660         13,671     (833,911) a,g         (547,073)
Administration fees payable                  118,144           --            --             --        937,331  b          1,055,475
Distribution costs payable                   453,902           --            --             --       (708,904) c           (255,002)
Accrued expenses and other liabilities       401,028        135,563        84,659        289,195      (27,518) d,e,f        882,927
Payable for open forward foreign
  currency contracts                         257,982           --            --             --           --                 257,982
                                        ------------   ------------   -----------   ------------   ----------        --------------
      TOTAL LIABILITIES                   11,529,308     19,017,689    13,304,576     22,555,753   (1,069,965)           65,337,361
                                        ------------   ------------   -----------   ------------   ----------        --------------
      NET ASSETS                        $833,752,370   $180,367,454   $59,308,943   $104,300,329   $1,069,965        $1,178,799,061
                                        ------------   ------------   -----------   ------------   ----------        --------------

NET ASSETS:
Par value of capital shares                   56,748           --            --             --           --                  56,748
Capital paid in excess of par value      670,641,848    186,784,631    59,424,744     99,880,141         --           1,016,731,364
Undistributed net investment income
  (loss)                                   6,429,275        714,567       560,950        854,185    1,069,965             9,628,942
Accumulated net realized gain (loss)      22,701,144     (2,710,559)   (3,121,643)   (12,581,676)        --               4,287,266
Net unrealized appreciation
  (depreciation) of investments          133,923,355     (4,421,185)    2,444,892     16,147,679         --             148,094,741
                                        ------------   ------------   -----------   ------------   ----------        --------------
NET ASSETS                              $833,752,370   $180,367,454   $59,308,943   $104,300,329   $1,069,965        $1,178,799,061
                                        ============   ============   ===========   ============   ==========        ==============

OUTSTANDING SHARES:
CLASS A                                   26,687,714     13,899,397     5,748,896      9,976,963   (6,475,488)           49,837,482
                                        ============   ============   ===========   ============
CLASS B                                   28,712,849        135,786        62,650         84,162      (60,307)           28,935,140
                                        ============   ============   ===========   ============
CLASS L                                      952,830           --            --             --              0               952,830
                                        ============   ============   ===========   ============
CLASS O                                      394,608           --            --             --              0               394,608
                                        ============   ============   ===========   ============
NET ASSET VALUE
CLASS A (and redemption price)                $14.72         $12.85        $10.21         $10.37                             $14.73
                                        ============   ============   ===========   ============                     ==============
CLASS B                                       $14.67         $12.91        $10.18         $10.34                             $14.68
                                        ============   ============   ===========   ============                     ==============
CLASS L                                       $14.68         $ 0.00        $ 0.00         $ 0.00                             $14.69
                                        ============   ============   ===========   ============                     ==============
CLASS O                                       $14.68         $ 0.00        $ 0.00         $ 0.00                             $14.69
                                        ============   ============   ===========   ============                     ==============

CLASS A MAXIMUM OFFERING PRICE                $15.49         $13.53        $10.69         $10.86                             $15.50
                                        ============   ============   ===========   ============                     ==============
CLASS L MAXIMUM OFFERING PRICE                $14.83         $ 0.00        $ 0.00         $ 0.00                             $14.84
                                        ============   ============   ===========   ============                     ==============


See accompanying notes to unaudited pro forma financial statements.

MERGER OF CITIFUNDS BALANCED, CITISELECT 200, CITISELECT 300 INTO SMITH BARNEY BALANCED

                                        SMITH BARNEY      CITIFUNDS    CITISELECT     CITISELECT                       PRO FORMA
                                          BALANCED        BALANCED        200            300        ADJUSTMENTS        COMBINED
                                        ------------   ------------   -----------   ------------    ----------       --------------

PRO FORMA STATEMENT OF OPERATIONS          FOR THE        FOR THE       FOR THE        FOR THE
  (UNAUDITED)                             12 MONTHS      12 MONTHS     12 MONTHS      12 MONTHS
                                            ENDED          ENDED         ENDED         ENDED
                                           4/30/00        4/30/00       4/30/00       4/30/00

INVESTMENT INCOME:
Interest                                $ 30,905,024   $  4,783,976   $ 5,169,469   $  6,217,947         --          $   47,076,416
Dividends                                  6,931,434      1,847,168       453,637      1,208,381         --              10,440,620
Less: Foreign withholding tax               (327,078)          --            --             --           --                (327,078)
                                        ------------   ------------   -----------   ------------   ----------        --------------
         TOTAL INVESTMENT INCOME        $ 37,509,380      6,631,144     5,623,106      7,426,328         --              57,189,958

EXPENSES:
Allocated HUB  Management Expenes               --          818,702       420,092      1,039,830         --               2,278,624
Allocated HUB Expenes                           --          110,502       200,184        126,277     (436,963) d               --
Management fees                            3,926,843        476,507       208,411        259,397   (1,113,944) a          3,757,214
Distribution costs                         4,865,921        548,613       503,141        846,907     (708,904) c          6,055,678
Administration fees                        1,745,263           --            --             --        937,331  b          2,682,594
Shareholder servicing agent                  903,138         26,175        63,576         96,323      375,329  e          1,464,541
Shareholder communications                   248,100         92,362        47,820         45,847     (111,607) d            322,522
Registration fees                            246,437           --            --             --           --                 246,437
Custodian fees/Fund Accounting                60,111         36,328        29,229         26,140      (75,294) d             76,514
Legal and auditing fees                       54,326         91,961        69,615         70,820     (195,221) d             91,501
Directors' fees                               16,490         21,055         8,046          9,398      (30,725) d             24,264
Pricing Fees                                  23,610           --            --             --         10,000  f             33,610
Other                                        (48,634)        53,711        28,627         16,159         --                  49,863
                                        ------------   ------------   -----------   ------------   ----------        --------------
         Total Expenses                   12,041,605      2,275,916     1,578,741      2,537,098   (1,349,998)           17,083,362
         Less: Management Fee Waivers           --         (206,077)      (73,956)          --        280,033 g                --
                                        ------------   ------------   -----------   ------------   ----------        --------------
         NET EXPENSES                     12,041,605      2,069,839     1,504,785      2,537,098   (1,069,965)           17,083,362
                                        ------------   ------------   -----------   ------------   ----------        --------------
NET INVESTMENT INCOME                     25,467,775      4,561,305     4,118,321      4,889,230    1,069,965            40,106,596
                                        ------------   ------------   -----------   ------------   ----------        --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net Realized Gain (Loss) From:
    Security Transactions (excluding
      short term securities)              22,364,760     (5,024,320)     (328,246)     5,806,867         --          $   22,819,061
    Options written                                0              0             0              0         --
    Options purchased                              0              0             0              0         --
    Foreign currency transactions            301,466              0             0              0                            301,466
  Net Change in Unrealized Appreciation
    of Investments                        13,956,059     (8,788,984)   (3,715,335)    (4,491,924)        --              (3,040,184)
                                        ------------   ------------   -----------   ------------   ----------        --------------
      Net Gain (Loss) On Investments      36,622,285    (13,813,304)   (4,043,581)     1,314,943            0            20,080,343
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS             $ 62,090,060   ($ 9,251,999)  $    74,740   $  6,204,173   $1,069,965        $   60,186,939
                                        ============   ============   ===========   ============   ==========        ==============


(a) Reflects adjustment for lower managament fee of SB Balanced Fund.
(b) Reflects adjustment for SB Balanced Fund administration fee of 0.20%.
(c) Reflects adjustment for lower distribution costs of SB Balanced Fund.
(d) Reflects adjustment due to duplicate services.
(e) Reflects adjustment to transfer agent fees based on rates of SB Balanced Fund.
(f) Reflects adjustment for volume increase.
(g) Reflects adjustment to eliminate management fee waiver.

See accompanying notes to unaudited pro forma financial statements.

PORTFOLIO OF INVESTMENTS   SMITH BARNEY             CITIFUNDS              CITISELECT 200         CITISELECT 300
April 30, 2000            Balanced Fund        Balanced Portfolio

                                                                                                                         COMBINED
                       SHARES     VALUE        SHARES        VALUE       SHARES       VALUE      SHARES      VALUE         VALUE
                       ------     -----        ------        -----       ------       -----      ------      -----         -----
ISSUER
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS
Broadcasting -- 1.53%
CBS Corp. *           220,000   12,925,000        --           --          --           --          --           --       12,925,000
Infinity
  Broadcasting
  Corp.*              175,000    5,939,063        --           --          --           --          --           --        5,939,063
                               -----------                                                                             -------------
                         --     18,864,063        --           --          --           --          --           --       18,864,063
                               -----------                                                                             -------------
AIRLINES -- 0.86%
Southwest Airlines
  Co.                  47,000   10,561,813        --           --          --           --          --           --       10,561,813
                               -----------                                                                             -------------

CAPITAL GOODS/PRODUCER
  MANUFACTURER -- 4.58%
American Power
  Conversion Corp. *     --           --          --           --           300       10,594         700       24,719         35,313
Applied Power, Inc.      --           --          --           --           438       12,549       1,644       47,059         59,609
Alliant Techsystems,
  Inc. *                 --           --          --           --           182       12,700         684       47,623         60,323
Aptargroup, Inc.         --           --          --           --           944       26,899       3,539      100,873        127,772
Cleco Corp.              --           --          --           --           483       16,640       1,812       62,401         79,041
Deere & Co.*          216,000    8,721,000        --           --          --           --          --           --        8,721,000
Emerson Electronics
  Co.                    --           --        46,382    2,545,214       2,315      127,016       4,985      273,574      2,945,804
Flextronics
  International          --           --          --           --           364       25,560       1,364       95,849        121,409
General Electric Co.   95,000   14,938,750      12,882    2,025,651         643      101,088       1,385      217,728     17,283,218
Honeywell, Inc.          --           --        47,033    2,633,863       2,347      131,440       5,055      283,102      3,048,406
Illinois Tool Works,
  Inc.                135,000    8,648,438        --           --          --           --          --           --        8,648,438
Mettler Toledo
  International, Inc.*   --           --          --           --           720       24,840       2,700       93,150        117,990
National Instruments
  Corp. *                --           --          --           --           672       32,760       2,520      122,850        155,610
Newport Corp.            --           --          --           --           118       14,363         444       53,863         68,226
Shaw Group Inc. *        --           --          --           --           746       26,515       2,796       99,433        125,948
Tyco International
  Ltd.                260,000   11,943,750        --           --           984       45,203       2,296      105,473     12,094,425
United Technologies
  Corp.                  --           --        36,439    2,266,034       1,818      113,084       3,917      243,566      2,622,684
Verticalnet Inc.*        --           --          --           --           336       18,144       1,260       68,040         86,184
                               -----------              -----------              -----------              -----------  -------------
                         --     44,251,938        --      9,470,762        --        739,396        --      1,939,303     56,401,400
                               -----------              -----------              -----------              -----------  -------------
CHEMICALS -- 0.28%
Praxair Inc.           78,000    3,466,125        --           --          --           --          --           --        3,466,125
                               -----------                                                                             -------------

COMPUTER SOFTWARE -- 1.89%
America Online
  Inc.*               110,000    6,579,375        --           --         1,416       84,695       3,304      197,621      6,861,690
Microsoft Corp.*         --           --          --           --         2,680      186,902       6,252      436,105        623,007
National Instruments
  Corp.*                 --           --          --           --           228       11,115         532       25,935         37,050
Oracle Corp.*         172,000   13,749,250        --           --         1,842      147,245       4,298      343,571     14,240,066
Progress Software
  Corp.*               75,000    1,500,000        --           --          --           --          --           --        1,500,000
Yahoo Inc.*                                                                156       20,319         364       47,411         67,730
                            -  -----------                                       -----------              -----------  -------------
                                21,828,625                                           450,275                1,050,643     23,329,543
                               -----------                                       -----------              -----------  -------------

COMPUTER &
  TELECOMMUNICATIONS
  EQUIPMENT -- 5.74%
Cisco Systems
  Inc. *              297,000   20,590,453        --           --         4,037      279,905       9,421      653,113     21,523,471
Compaq Computer
  Corp.               100,000    2,925,000        --           --          --           --          --           --        2,925,000
Dell Computer
  Corp.*               55,000    2,756,875        --           --          --           --          --           --        2,756,875
Electronic Data
  Systems Corp.        99,000    6,806,250        --           --          --           --          --           --        6,806,250
EMC Corp. *           147,000   20,423,813        --           --           727      100,952       1,695      235,555     20,760,320
International
  Business Machines
  Corp.                  --           --          --           --         1,540      171,858       3,592      401,002        572,860
Lexmark
  International
  Group Inc. *           --           --          --           --           138       16,284         322       37,996         54,280
Network Appliance
  Inc. *                 --           --          --           --           318       23,512         742       54,862         78,374
Nortel Networks
  Corp                   --           --          --           --           936      106,002       2,184      247,338        353,340
Qualcomm Inc. *          --           --          --           --           528       57,255       1,232      133,595        190,850
SCI Systems Inc. *       --           --          --           --           216       11,502         504       26,838         38,340
Sun Microsystems
  Inc. *              155,000   14,250,313        --           --         1,188      109,222       2,772      254,851     14,614,386
Tellabs Inc. *           --           --          --           --           378       20,719         882       48,345         69,064
                               -----------                                       -----------              -----------  -------------
                                67,752,704                                           897,211                2,093,493     70,743,408
                               -----------                                       -----------              -----------  -------------

COMMERCIAL SERVICES -- 0.10%
Aeroflex Inc. *          --           --          --           --           365       13,589       1,368       50,958         64,547
Akamai Technologies
  Inc. *                 --           --          --           --            48        4,711         179       17,667         22,378
Art Technology
  Group Inc. *           --           --          --           --           240       14,580         900       54,675         69,255
Automatic Data
  Processing Inc.        --           --          --           --           426       22,924         994       53,490         76,414
Broadvision Inc. *       --           --          --           --           486       21,371       1,824       80,142        101,513
Clarus Corp. *           --           --          --           --           136        5,466         510       20,496         25,961
Cylink Corp. *           --           --          --           --           698        9,984       2,616       37,441         47,426
Concord Inc. *           --           --          --           --           504       11,277       1,176       26,313         37,590
Illinois Tool Works
  Inc.                   --           --          --           --           324       20,756         756       48,431         69,188
Interpublic Group
  of Companies Inc.      --           --          --           --           358       14,662         834       34,210         48,872
PayChex Inc.                                                                192       10,104         448       23,576         33,680
Reynolds & Reynolds
  Co.                    --           --          --           --         2,325       55,219       9,719      230,814        286,033
Source Information
  Management Co. *       --           --          --           --         1,418       20,913       5,317       78,425         99,339
Time Warner Inc.         --           --          --           --           636       57,200       1,484      133,467        190,668
                                                                                 -----------              -----------  -------------
                                                                                     282,756                  890,106      1,172,863
                                                                                 -----------              -----------  -------------

COMMUNICATION
  EQUIPMENT &
  SERVICES -- 4.50%
AT&T Corp.            140,000    6,536,250      67,001    3,128,091       3,344      156,104       7,202      336,225     10,156,670
AT&T Wireless
  Group*               99,000    3,149,438        --           --          --           --          --           --        3,149,438
Alltel Corp.             --           --        24,748    1,648,802       1,235       82,282       2,660      177,223      1,908,307
Bell Atlantic Corp.      --           --        29,124    1,725,591       1,453       86,114       3,130      185,476      1,997,181
Bellsourth Corp.         --           --        39,596    1,927,830       1,976       96,207       4,256      207,214      2,231,251
GTE Corp.              78,000    5,284,500        --           --          --           --          --           --        5,284,500
MCI Worldcom Inc.*    215,500    9,791,781        --           --          --           --          --           --        9,791,781
SBC Communications,
  Inc.                276,638   12,120,202      72,159    3,161,444       3,601      157,769       7,756      339,810     15,779,224
SBC Communications,
  Inc.                   --           --          --           --         2,022       88,589       4,718      206,707        295,296
Sprint Corp.             --           --        36,470    2,242,905       1,820      111,930       3,920      241,080      2,595,915
Sprint Corp.             --           --          --           --           564       31,020       1,316       72,380        103,400
Time Warner Telecom
  Inc., Class A
  Shares*              37,350    2,044,912        --           --          --           --          --           --        2,044,912
World Access Inc.       7,462      117,534        --           --          --           --          --           --          117,534
                               -----------              -----------              -----------              -----------  -------------
                                39,044,617               13,834,663                  810,014                1,766,114     55,455,408
                               -----------              -----------              -----------              -----------  -------------

CONGLOMERATES -- 0.36%
General Dynamics
  Corp.                  --           --          --           --           962       56,277       2,072      121,212        177,489
General Electric
  Co.                    --           --          --           --         8,512    1,338,575      18,334    2,883,084      4,221,659
                                                                                 -----------              -----------  -------------
                                                                                   1,394,852                3,004,296      4,399,148
                                                                                 -----------              -----------  -------------

CONSUMER CYCLICALS -- 0.23%
McGraw Hill
 Companies, Inc.         --           --        46,369    2,434,373       2,314      121,485       4,984      261,660      2,817,518
                                                        -----------              -----------              -----------  -------------

CONSUMER DURABLE GOODS -- 1.32%
Black & Decker
  Corp                120,000    5,047,500        --           --          --           --          --           --        5,047,500
D.R. Horton Inc.         --           --          --           --         4,125       53,367      17,243      223,075        276,442
Engle Homes Inc.         --           --          --           --         1,410       13,483       5,894       56,359         69,842
Flexsteel
  Industries Inc.        --           --          --           --         1,370       18,153       5,727       75,877         94,030
Ford Motor Co.         75,000    4,101,563                                                                                 4,101,563
General Motors
  Corp.                70,000    6,553,750        --           --          --           --          --           --        6,553,750
La-Z-Boy Inc.            --           --          --           --         1,745       27,375       7,294      114,426        141,801
                               -----------                                       -----------              -----------  -------------
                                15,702,813                                           112,378                  469,738     16,284,928
                               -----------                                       -----------              -----------  -------------

CONSUMER NON-DURABLES -- 2.57%
Block Drug Inc.          --           --          --           --           375       10,688       1,568       44,674         55,361
Colgate-Palmolive
  Co.                 228,000   13,024,500        --           --          --           --          --           --       13,024,500
Dimon Inc.               --           --          --           --         6,750       16,031      28,215       67,011         83,042
Kimberly Clark
  Corp.               159,000    9,231,938        --           --          --           --          --           --        9,231,938
Newell Rubbermaid,
  Inc.                 70,000    1,763,125        --           --          --           --          --           --        1,763,125
Pepsico Inc.             --           --          --           --         4,888      179,329      10,528      386,246        565,575
Proctor & Gamble
  Co.                 100,000    5,962,500        --           --          --           --          --           --        5,962,500
Standard Commercial
  Corp.                  --           --          --           --        15,345       46,994      64,142      196,435        243,429
Timberland Co.*          --           --          --           --           500       34,688       2,090      144,994        179,681
Tropical
  Sportswear
  International
  Corp.*                 --           --          --           --         2,290       40,361       9,572      168,710        209,071
Wolverine World
  Wide Inc.              --           --          --           --         6,145       73,740      25,686      308,233        381,973
                               -----------                                       -----------              -----------  -------------
                                29,982,063                                           401,830                1,316,302     31,700,196
                               -----------                                       -----------              -----------  -------------

CONSUMER SERVICES -- 0.10%
Aztar Corp.*             --           --          --           --         3,780       45,124      15,800      188,617        233,741
Beringer Wine
  Estate
  Holdings *             --           --          --           --           300       10,832       1,124       40,619         51,451
Callaway Golf Co.        --           --          --           --           723       12,023       2,712       45,087         57,110
Catalina Marketing
  Corp. *                --           --          --           --           406       41,116       1,523      154,183        195,299
Emmis
  Communications
  Corp. *                --           --          --           --           336       14,280       1,260       53,550         67,830
Ethan Allen
  Interiors, Inc.        --           --          --           --           392       10,462       1,470       39,231         49,692
Harley Davidson Inc.     --           --          --           --         1,612       64,178       3,472      138,229        202,407
Hispanic
  Broadcasting
  Corp. *                --           --          --           --           206       20,811         772       78,040         98,851
Houghton Mifflin
  Co.                    --           --          --           --           298       12,369       1,116       46,384         58,753
National
  Information
  Consortium,
  Inc. *                 --           --          --           --           160        1,975         599        7,407          9,383
PF Changes China
  Bistro Inc. *          --           --          --           --           362       12,656       1,356       47,460         60,116
Scholastic Corp. *       --           --          --           --           208        9,711         780       36,416         46,127
Westwood One,
  Inc. *                 --           --          --           --           331       11,723       1,243       43,961         55,684
XM Satellite Radio
  Holdings Inc. *        --           --          --           --           202        5,809         756       21,782         27,591
                                                                                 -----------              -----------  -------------
                                                                                     273,067                  940,968      1,214,035
                                                                                 -----------              -----------  -------------

CONSUMER STAPLES -- 0.63%
Kimberly-Clark
  Corp.                  --           --        58,756    3,411,507       2,932      170,248       6,315      366,688      3,948,443
PepsiCo, Inc.            --           --        90,198    3,309,144       4,501      165,140       9,695      355,685      3,829,969
                                                        -----------              -----------              -----------  -------------
                                                          6,720,651                  335,388                  722,373      7,778,412
                                                        -----------              -----------              -----------  -------------

ENERGY -- 3.84%
BP Amoco plc ADR      107,252    5,469,852      63,927    3,260,262       3,190      162,700       6,871      350,431      9,243,245
Chevron Corp.                                   37,512    3,193,209       1,872      159,354       4,032      343,224      3,695,787
Coastal Corp.         152,000    7,628,500        --           --          --           --          --           --        7,628,500
Conoco Inc., Class A     --           --        80,390    1,914,294       4,012       95,531       8,641      205,759      2,215,584
El Paso Energy Corp    86,000    3,655,000      26,050    1,107,125       1,300       55,250       2,800      119,000      4,936,375
Enron Corp.            35,000    2,439,063                                                                                 2,439,063
Exxon Corp.                                     45,796    3,557,769       2,285      177,547       4,922      382,409      4,117,725
Halliburton Co.       127,000    5,611,812      38,658    1,708,209       1,929       85,247       4,155      183,608      7,588,876
Schlumberger Ltd.      72,000    5,512,500        --           --          --           --          --           --        5,512,500
                               -----------              -----------              -----------              -----------  -------------
                                30,316,727               14,740,868                  735,629                1,584,431     47,377,655
                               -----------              -----------              -----------              -----------  -------------

ENERGY MINERALS -- 0.09%
Cal Dive
  Internationl,
  Inc. *                 --           --          --           --           832       41,392       3,120      155,220        196,612
Coflexip ADR             --           --          --           --           499       25,334       1,872       95,004        120,338
Hanover Compressor
  Co. *                  --           --          --           --           474       27,587       1,776      103,452        131,039
Nuevo Energy Co.*        --           --          --           --         2,030       35,525       8,485      148,495        184,020
Precision Drilling
  Corp. *                --           --          --           --           803       25,702       3,012       96,384        122,086
R & B Falcon
  Corp. *                --           --          --           --         3,309       68,658      12,408      257,466        326,124
                                                                                 -----------              -----------  -------------
                                                                                     224,199                  856,021      1,080,219
                                                                                 -----------              -----------  -------------

ELECTRONIC TECHNICAL
  SERVICES -- 0.80%
Ancor
  Communications,
  Inc. *                 --           --          --           --           320        9,660       1,200       36,225         45,885
CTS Corp.                --           --          --           --           195       12,310         732       46,162         58,472
C-Cube
  Microsystems,
  Inc. *                 --           --          --           --           550       35,353       2,063      132,573        167,926
Concentric Network
  Corp. *                --           --          --           --           250       10,858         936       40,716         51,574
Convergys Corp*       152,000    6,688,000                                                          --           --        6,688,000
Diebold Inc.             --           --          --           --         2,150       62,081       8,987      259,500        321,581
ESCO Electronics
  Corp.*                 --           --          --           --         1,535       25,040       6,416      104,666        129,706
E Piphany Inc. *         --           --          --           --           118        7,822         444       29,332         37,154
Emulex Corp. *           --           --          --           --           338       15,333       1,267       57,499         72,832
Intertrust
  Technologies
  Corp. *                --           --          --           --           147        3,386         552       12,696         16,082
Iona Technologies
  Plc.*ADR               --           --          --           --           230       13,090         864       49,086         62,176
MMC Networks Inc. *      --           --          --           --           598       15,858       2,244       59,466         75,324
Macromedia, Inc. *       --           --          --           --           608       52,854       2,278      198,203        251,058
Macrovision Corp. *      --           --          --           --           298       14,545       1,116       54,544         69,090
Methode
  Electronics
  inc                    --           --          --           --         1,133       47,206       4,248      177,022        224,228
Mercury
  Interactive
  Corp. *                --           --          --           --           836       75,226       3,134      282,096        357,322
Network Appliance,
  Inc. *                 --           --          --           --           253       18,691         948       70,093         88,784
Power One Inc. *         --           --          --           --           230       15,725         864       58,968         74,693
Powerwave
  Technologies,
  Inc. *                 --           --          --           --           266       55,261         996      207,230        262,492
Remedy Corp. *           --           --          --           --           448       23,800       1,680       89,250        113,050
Sandisk Corp. *          --           --          --           --           349       31,959       1,308      119,846        151,804
Sawtek Inc. *            --           --          --           --           323       15,453       1,212       57,949         73,402
Semtech Corp. *          --           --          --           --           410       27,930       1,536      104,736        132,666
Silicon Storage
  Technology Inc.*       --           --          --           --           160       15,600         600       58,500         74,100
Spacehab Inc.*           --           --          --           --         3,805       19,501      15,905       81,513        101,013
Usinternet Working
  Inc. *                 --           --          --           --           296        7,363       1,110       27,611         34,974
WatchGuard
  Tecnologies
  Inc. *                 --           --          --           --           134        6,476         504       24,287         30,763
Wink Communications
  Inc. *                 --           --          --           --           362        7,142       1,356       26,781         33,923
                                            ----------                           -----------              -----------  -------------
                                             6,688,000                               645,521                2,466,549      9,800,070
                                            ----------                           -----------              -----------  -------------

FINANCE -- 10.07%
Acceptance
  Insurance
  Co.*                   --           --          --           --         2,665       11,826      11,140       49,432         61,258
American Express
  Co.                  60,000    9,003,750        --           --         1,534      230,196       3,304      495,806      9,729,752
American
  International
  Group,
  Inc.                118,750   13,025,391        --           --          --           --          --           --       13,025,391
American National
  Insurance Co.          --           --          --           --         1,390       71,759       5,810      299,952        371,710
Associates First
  Capital Corp.       247,000    5,480,312        --           --          --           --          --           --        5,480,312
Bank of America
  Corp.                  --           --        55,434    2,716,286       2,766      135,554       5,958      291,962      3,143,801
Bank of New York       90,000    3,695,625        --           --         3,695      151,710       7,958      326,759      4,174,093
Bisys Group, Inc. *      --           --          --           --           423       26,466       1,586       99,249        125,716
Charles Schwab
  Corp.               200,000    8,900,000        --           --         2,106       93,717       4,536      201,852      9,195,569
Chase Manhattan
  Corp.               268,000   19,312,750      38,294    2,759,525       1,911      137,711       4,116      296,609     22,506,596
Chubb Corp.              --           --        46,369    2,950,228       2,314      147,228       4,984      317,107      3,414,563
Chittenden Corp.         --           --          --           --           845       22,440       3,168       84,150        106,590
Cullen Frost
  Bankers, Inc.          --           --          --           --         1,045       25,801       3,919       96,755        122,557
Federal Home Loan
  Mortgage Corp.      169,000    7,763,437        --           --         1,664       77,071       3,584      165,998      8,006,506
Federal National
  Mortgage
  Association            --           --          --           --         2,574      157,047       5,544      338,255        495,302
Fleet Boston
  Financial Corp.     124,362    4,407,078        --           --          --           --          --           --        4,407,078
Hartford Financial
  Services Group         --           --        58,248    3,039,807       2,907      151,699       6,261      326,736      3,518,241
Harleysville Group
  Inc                    --           --          --           --         2,925       46,983      12,227      196,388        243,371
J.P. Morgan & Co.      25,000    3,209,375        --           --           --          --           --          --        3,209,375
Marsh & McLennan
  Company Inc.         53,000    5,223,813        --           --           520       51,253       1,120      110,390      5,385,456
Marsh & McLennan
  Company Inc.           --           --          --      3,382,751       1,713      168,813       3,689      363,597      3,915,161
Matrix Bancorp *         --           --          --           --         2,645       19,838      11,056       82,921        102,758
MBNA Corp.               --           --          --           --         3,536       93,925       7,616      202,300        296,225
Mellon Bank Corp.        --           --       100,501    3,228,591       5,015      161,120      10,802      347,027      3,736,738
Merrill Lynch &
  Co, Inc                --           --        23,393    2,384,613       1,167      119,002       2,514      256,312      2,759,926
Morgan Stanley Dean
  Witter & Co.           --           --          --           --         2,548      195,559       5,488      421,204        616,763
Northern Trust
  Corp.                  --           --          --           --         2,002      128,378       4,312      276,507        404,885
Peoples Heritage
  Financial Group        --           --          --           --         1,449       18,933       5,435       71,000         89,933
PBOC Holdings Inc.*      --           --          --           --         2,730       23,888      11,411       99,850        123,737
PMI Group Inc.           --           --          --           --           793       38,387       3,313      160,456        198,843
Penn-America Group
  Inc                    --           --          --           --         3,165       28,287      13,230      118,240        146,528
Presidential Life
  Corp                   --           --          --           --         7,410      117,981      30,974      493,161        611,142
Professionals Group
  Inc.*                  --           --          --           --         4,906       86,775      20,507      362,719        449,494
Reinsurance Group
  of America Inc.        --           --          --           --           130        3,234         543       13,517         16,751
Stancorp Financial
  Group Inc.             --           --          --           --           945       27,523       3,950      115,047        142,570
S1 Corp. *               --           --          --           --           128        6,952         480       26,070         33,022
SEI Investments Co.      --           --          --           --           195       23,302         732       87,383        110,685
State Street Corp.    107,000   10,365,625        --           --          --           --          --           --       10,365,625
U.S. Trust Corp.         --           --          --           --           125       19,253         469       72,198         91,451
West America
  Bancorporation         --           --          --           --           240        6,015         900       22,556         28,571
XL Capital Ltd.,
  Class A Shares       65,000    3,095,625        --           --          --           --          --           --        3,095,625
                               -----------              -----------              -----------              -----------  -------------
                                93,482,781               20,461,801                2,825,623                7,289,465    124,059,670
                               -----------              -----------              -----------              -----------  -------------

HEALTHCARE -- 6.01%
Abbott Labs              --           --          --           --         4,524      173,891       9,744      374,535        548,426
Affymetrix Inc.*         --           --          --           --            51        6,915         192       25,932         32,847
Alpharma, Inc.           --           --          --           --           384       14,832       1,440       55,620         70,452
Amgen Inc. *          226,000   12,656,000        --           --         3,406      190,736       7,336      410,816     13,257,552
American Home
  Products Corp.         --           --        51,006    2,865,894       2,545      143,020       5,482      308,042      3,316,956
Andrx Corp. *            --           --          --           --           253       12,940         948       48,526         61,466
Apria Healthcare
  Group, Inc. *          --           --          --           --         1,040       14,495       3,900       54,356         68,851
Bristol-Myers
  Squibb Co.           77,000    4,037,687      50,146    2,629,544       2,503      131,225       5,390      282,638      7,081,094
Biogen Inc. *            --           --          --           --           884       51,990       1,904      111,979        163,969
Cardinal Health
  Inc.                   --           --          --           --         1,066       58,697       2,296      126,423        185,120
Corixa Corp. *           --           --          --           --           448       13,776       1,680       51,660         65,436
Curagen Corp. *          --           --          --           --           134        3,578         504       13,419         16,997
Eli Lilly & Co.          --           --          --           --         2,200      170,057       4,738      366,276        536,332
Enzon Inc. *             --           --          --           --           342       12,754       1,284       47,829         60,583
Gilead Sciences,
  Inc. *                 --           --          --           --           333       18,034       1,248       67,626         85,660
Genset SA.*ADR           --           --          --           --           336        9,576       1,260       35,910         45,486
Idec
  Pharmaceuticals
  Corp. *                --           --          --           --           214       13,722         804       51,456         65,178
Incyte
  Pharmaceuticals
  Inc. *                 --           --          --           --           118        9,117         444       34,188         43,305
Johnson & Johnson      95,000    7,837,500        --           --         4,412      364,007       9,503      784,014      8,985,521
Lifepoint
  Hospitals Inc. *       --           --          --           --           592       10,138       2,220       38,018         48,156
Medarex Inc. *           --           --          --           --           125        6,614         468       24,804         31,418
Medimmune, Inc. *     203,000   10,543,313        --           --            96       15,405         361       57,769     10,616,488
Medtronic Inc.           --           --          --           --         4,420      238,233       9,520      513,117        751,349
Merck & Co., Inc.     270,000   18,765,000        --           --          --           --          --           --       18,765,000
Millennium
  Pharmaceuticals *      --           --          --           --           336       26,675       1,260      100,032        126,707
Nanogen Inc. *           --           --          --           --           147        3,597         552       13,489         17,087
Pharmacyclics *          --           --          --           --           202        9,148         756       34,303         43,451
Pfizer Inc.              --           --          --           --        11,440      481,910      24,640    1,037,960      1,519,870
Pharmacia & Upjohn,
  Inc.                   --           --        62,520    3,122,093       3,120      155,805       6,720      335,580      3,613,478
Schering-Plough
  Corp.                54,000    2,176,875        --           --         4,737      190,968      10,203      411,317      2,779,160
Shire
  Pharmaceuticals
  Group Pl. ADR          --           --          --           --           657       26,425       2,462       99,092        125,517
Transkaryotic
  Therapies Inc. *       --           --          --           --            96        2,874         360       10,778         13,652
Triad Hospitals
  Inc. *                 --           --          --           --           397        6,820       1,488       25,575         32,395
Warner Lambert Co.       --           --          --           --         2,410      274,255       5,190      590,702        864,957
                               -----------              -----------              -----------              -----------  -------------
                                56,016,375                8,617,530                2,862,228                6,543,781     74,039,915
                               -----------              -----------              -----------              -----------  -------------

HEALTH TECHNOLOGY -- 0.03%
Skyepharma PLC           --           --          --           --           639       10,218       2,670       42,713         52,931
West Pharmaceutical
  Services Inc.          --           --          --           --         2,540       62,071      10,617      259,458        321,529
                                                                                                                       -------------
                         --           --          --           --          --         72,290        --        302,171        374,460
                                                                                 -----------              -----------  -------------

INDUSTRIAL SERVICES -- 0.11%
Atwood Oceanics Inc.     --           --          --           --           820       49,713       3,428      207,798        257,511
ENSCO International Inc. --           --          --           --         1,825       60,567       7,629      253,171        313,738
Gentex Corp. *           --           --          --           --           413       13,313       1,548       49,923         63,236
Harmonic, Inc. *         --           --          --           --           115        8,503         432       31,887         40,390
R&B Falcon Corp.*        --           --          --           --         2,655       55,091      11,098      230,281        285,373
Rowan Companies  Inc.*   --           --          --           --         1,920       53,640       8,026      224,215        277,855
Santa Fe
  International
  Corp.                  --           --          --           --           985       33,859       4,117      141,532        175,392
                                                                                 -----------              -----------  -------------
                                                                                     274,686                1,138,808      1,413,494
                                                                                 -----------              -----------  -------------

LEISURE -- 0.35%
The Walt Disney
  Co.                 100,000    4,331,250        --           --          --           --          --           --        4,331,250
                               -----------                                                                             -------------

NON-ENERGY MINERALS -- 0.04%
LTV Corp.                --           --          --           --        15,865       56,519      66,316      236,250        292,769
Lone Star
  Technologies
  Inc.*                  --           --          --           --           940       43,358       3,929      181,234        224,592
                                                                                 -----------              -----------  -------------
                                                                                      99,877                  417,484        517,361
                                                                                 -----------              -----------  -------------

PROCESS INDUSTRIES -- 0.05%
Lancaster Colony
 Corp.                   --           --          --           --         2,100       55,125       8,778      230,423        285,548
RPM Inc.                 --           --          --           --         3,860       39,083      16,135      163,365        202,447
Tuscarora Inc.           --           --          --           --         1,535       19,475       6,416       81,407        100,882
                                                                                 -----------              -----------  -------------
                                                                                     113,683                 475,194        588,877
                                                                                 -----------              -----------  -------------

PRODUCER MANUFACTURING -- 0.26%
Baldor Electric Co.      --           --          --           --         2,045       37,960       8,548      158,674        196,634
Circor
  International
  Inc.                   --           --          --           --         1,078       12,324       4,504       51,514         63,838
Commonwealth
  Industries Inc.        --           --          --           --         3,980       29,850      16,636      124,773        154,623
Graco Inc.               --           --          --           --           250        8,469       1,045       35,399         43,868
JLG Industries Inc.      --           --          --           --        10,430       99,085      43,597      414,175        513,260
Kaydon Corp.             --           --          --           --         2,025       47,334       8,465      197,858        245,192
Myers Industries
  Inc.                   --           --          --           --         4,257       59,591      17,792      249,090        308,681
Patrick Industries
  Inc.                   --           --          --           --         1,760       13,090       7,357       54,716         67,806
Superior
  Industries
  International
  Inc.                   --           --          --           --         1,650       53,109       6,897      221,997        275,106
Teleflex  Inc.           --           --          --           --         1,880       64,978       7,858      271,606        336,583
Timken Co.               --           --          --           --         4,555       84,268      19,040      352,238        436,506
Tower Automotive
  Inc.*                  --           --          --           --         3,540       55,313      14,797      231,206        286,519
Watts Industries
  Inc                    --           --          --           --         2,595       34,708      10,847      145,080        179,788
Woodhead Industries      --           --          --           --           490        8,208       2,048       34,307         42,515
                                                                                 -----------              -----------  -------------
                                                                                     608,286                2,542,635      3,150,921
                                                                                 -----------              -----------  -------------

RETAIL -- 2.15%
Bed Bath & Beyond Inc. * --           --          --           --         1,511       55,420       3,254      119,366        174,787
Circuit City
  Stores, Inc.         40,000    2,352,500        --           --          --           --          --           --        2,352,500
Cost Plus, Inc. *        --           --          --           --           766       23,423       2,874       87,837        111,260
GAP Inc.                 --           --          --           --         3,276      120,393       7,056      259,308        379,701
Home Depot               --           --          --           --         5,941      333,067      12,796      717,376      1,050,443
Kohl's Corp. *           --           --          --           --         2,392      114,816       5,152      247,296        362,112
Linens N Things,
  Inc. *                 --           --          --           --           650       20,066       2,437       75,249         95,315
Lowes Co. Inc.        203,000   10,048,500        --           --         1,482       73,359       3,192      158,004     10,279,863
O'Reilly
  Automotive, Inc. *     --           --          --           --         1,568       21,168       5,880       79,380        100,548
Office Depot Inc.     100,000    1,056,250        --           --          --           --          --           --        1,056,250
Schultz Sav-O
  Stores Inc.            --           --          --           --         4,278       48,657      17,880      203,384        252,041
Staples, Inc.*        404,500    7,710,781        --           --          --           --          --           --        7,710,781
Syms Corp.*              --           --          --           --         5,100       20,400      21,318       85,272        105,672
WalGreen Co.             --           --          --           --         3,354       94,331       7,224      203,175        297,506
Wal-Mart Stores Inc.     --           --          --           --        12,121      671,211      26,107    1,445,686      2,116,898
Zale Corp. *             --           --          --           --           541       22,308       2,028       83,655        105,963
                                ----------                                       -----------              -----------  -------------
                                21,168,031                                         1,618,620                3,764,988     26,551,639
                                ----------                                       -----------              -----------  -------------

RAW & INTERMEDIATE MATERIALS -- 1.08%
Alcoa Inc.             58,000    3,762,750      39,961    2,592,450       1,994      129,374       4,295      278,651      6,763,225
Dow Chemical Co.         --           --        15,461    1,747,056         772       87,185       1,662      187,783      2,022,025
E. I. du Pont
  de Nemours & Co.       --           --        31,738    1,505,585       1,584       75,135       3,411      161,829      1,742,548
International Paper
  Co.                    --           --        64,422    2,367,496       3,215      118,148       6,924      254,472      2,740,115
                               -----------              -----------              -----------              -----------  -------------
                                 3,762,750                8,212,587                  409,841                  882,735     13,267,913
                               -----------              -----------              -----------              -----------  -------------

SEMI-CONDUCTORS -- 2.89%
Applied Materials
  Inc. *                 --           --          --           --         2,327      236,918       5,012      510,284        747,202
Alpha Industries
  Inc. *                 --           --          --           --           448       23,296       1,680       87,360        110,656
Amkor Technology,
  Inc. *                 --           --          --           --           899       55,020       3,372      206,324        261,344
Anadigics Inc. *         --           --          --           --           323       24,321       1,212       91,203        115,524
Cree Inc. *              --           --          --           --            51        7,450         192       27,936         35,386
Cypress
  Semiconductor
  Corp. *                --           --          --           --           480       24,930       1,800       93,488        118,418
Dallas Semiconductor
  Corp.                  --           --          --           --         1,040       44,655       2,240       96,180        140,835
Emcore Corp. *           --           --          --           --           419       36,327       1,570      136,225        172,552
Intel Corp.           140,000   17,753,750        --           --         8,934    1,132,892      19,242    2,440,075     21,326,718
Linear Technologies
  Corp.                  --           --          --           --         1,352       77,233       2,912      166,348        243,581
Micrel Inc. *            --           --          --           --           364       31,486         784       67,816         99,302
Micrel Inc. *            --           --          --           --           480       41,520       1,800      155,700        197,220
Microchip
  Technology *         30,000    1,861,875        --           --           374       23,191       1,401       86,964      1,972,030
Motorola Inc.          65,000    7,739,062        --           --          --           --          --           --        7,739,062
Novellus Systems,
  Inc. *                 --           --          --           --           441       29,417       1,654      110,314        139,732
Qlogic Corp. *           --           --          --           --           546       54,771       1,176      117,967        172,738
Texas Instruments
  Inc.                   --           --          --           --         2,418      393,832       5,208      848,253      1,242,085
Transwitch Corp. *       --           --          --           --           445       39,170       1,668      146,888        186,058
Triquint
  Semiconductor
  Inc. *                 --           --          --           --           346       35,532       1,296      133,245        168,777
Varian Inc. *            --           --          --           --         1,046       38,063       3,924      142,736        180,798
Xilinx Inc. *            --           --          --           --           871       63,801       1,876      137,417        201,218
                               -----------                                       -----------              -----------  -------------
                                27,354,687                                         2,413,823                5,802,725     35,571,235
                               -----------                                       -----------              -----------  -------------

SOFTWARE -- 0.03%
Active Software *        --           --          --           --           269       10,836       1,008       40,635         51,471
Activision, Inc. *       --           --          --           --         2,218       13,860       8,316       51,975         65,835
Bindview Dev
  Corp. *                --           --          --           --           602        4,850       2,256       18,189         23,039
HNC Software *           --           --          --           --           134        6,653         504       24,948         31,601
Manugistics Group
  Inc. *                 --           --          --           --           355       15,207       1,332       57,026         72,233
Microstrategy,
  Inc. *                 --           --          --           --           224        5,796         840       21,735         27,531
Virata Corp. *           --           --          --           --            64        8,016         240       30,060         38,076
                                                                                 -----------              -----------  -------------
                                                                                      65,218                  244,568        309,786
                                                                                 -----------              -----------  -------------

TECHNOLOGY -- 1.24%
Idex Corp.               --           --          --           --           509       15,900       1,908       59,625         75,525
Nextel Partners
  Inc. *                 --           --          --           --           257        5,629         962       21,107         26,736
Pitney Bowes Inc.        --           --        72,159    2,949,479       3,601      147,191       7,756      317,027      3,413,696
Solectron Corp.*       80,000    3,745,000        --           --          --           --          --           --        3,745,000
Ultrak Inc.*             --           --          --           --         6,000       54,000      25,080      225,720        279,720
Western Wireless
  Corp. *                --           --          --           --           642       31,879       2,406      119,548        151,428
Xerox Corp.           231,000    6,107,062      47,932    1,267,202       2,392       63,239       5,152      136,206      7,573,709
                               -----------              -----------              -----------              -----------  -------------
                                 9,852,062                4,216,681                  317,838                  879,233     15,265,813
                               -----------              -----------              -----------              -----------  -------------

TELECOMMUNICATIONS -- 0.31%
ATMI Inc *               --           --          --           --           269       10,349       1,008       38,808         49,157
Covad
  Communications
  Group, Inc. *          --           --          --           --           436       12,093       1,634       45,348         57,441
Digital Lightwave
  Inc. *                 --           --          --           --            90        6,138         336       23,016         29,154
Digital Microware
  Corp. *                --           --          --           --           714       26,359       2,676       98,845        125,203
Dobson
  Communications
  Corp. *                --           --          --           --           416       10,660       1,560       39,975         50,635
Exar Corp. *             --           --          --           --           227       18,215         852       68,306         86,521
Exodus
  Communications,
  Inc. *                 --           --          --           --           112        9,905         420       37,144         47,049
Intermedia
  Communications,
    Inc.*              33,000    1,344,750        --           --          --           --          --           --        1,344,750
MGC Communications
  Inc.*                25,000    1,225,000        --           --          --           --          --           --        1,225,000
P C Telephone Inc. *     --           --          --           --           109        3,645         408       13,668         17,313
Pinnicle Holdings,
  Inc. *                 --           --          --           --           951       53,419       3,565      200,320        253,738
Powertel, Inc. *         --           --          --           --           211       14,203         792       53,262         67,465
Remic Inc. *             --           --          --           --           782       29,682       2,934      111,309        140,991
Research in Motion
  Ltd. *                 --           --          --           --           106        4,507         398       16,901         21,408
Tele 1 Europe
  Holding AB, ADR*     18,026      279,403        --           --          --           --          --           --          279,403
                               -----------                                       -----------              -----------  -------------
                                 2,849,153                                           199,174                  746,902      3,795,228
                               -----------                                       -----------              -----------  -------------
TRANSPORTATION -- 0.70%
Atlantic Coast
  Airlines
  Holdings *             --           --          --           --         1,280       38,240       5,350      159,843        198,083
CH Robinson
  Worldwide              --           --          --           --           288       14,400       1,080       54,000         68,400
EGL Inc. *               --           --          --           --           207        4,743         775       17,787         22,530
Kenan Transport Co.      --           --          --           --         2,760       55,200      11,537      230,736        285,936
Midwest Express
  Holdings Inc.*         --           --          --           --         1,050       26,578       4,389      111,096        137,675
Motor Cargo
  Industries Inc.*       --           --          --           --         2,655       12,113      11,098       50,634         62,748
Tidewater Inc.           --           --          --           --         1,315       39,121       5,497      163,527        202,648
Union Pacific Corp.      --           --        41,232    1,736,895       2,058       86,678       4,432      186,691      2,010,265
United Parcel
  Service,
  Class B Shares       85,100    5,659,150        --           --          --           --          --           --        5,659,150
                               -----------              -----------              -----------              -----------  -------------
                                 5,659,150                1,736,895                 277,074                   974,315      8,647,434
                               -----------              -----------              -----------              -----------  -------------

UTILITIES -- 2.29%
AES Corp.             154,000   13,850,375        --           --          --           --          --           --       13,850,375
Duke Energy Co.          --           --        52,103    2,995,900       2,600      149,507       5,600      322,016      3,467,424
Unicom Corp.             --           --        71,950    2,860,016       3,591      142,726       7,734      307,411      3,310,153
Williams Companies
  Inc.                100,000    3,731,250      88,752    3,311,572       4,429      165,261       9,540      355,946      7,564,029
                               -----------              -----------              -----------              -----------  -------------
                                17,581,625                9,167,489                  457,495                  985,373     28,191,981
                               -----------              -----------              -----------              -----------  -------------

TOTAL COMMON
  STOCK  --  57.01%            530,517,352               99,614,300               20,039,755               52,352,374    702,523,781
                               ===========               ==========               ==========               ==========    ===========
Identified Cost                382,026,540              104,966,823               12,884,149               37,138,052    537,015,564

INTERNATIONAL COMMON STOCKS
ISSUER

COMMON STOCKS
AUSTRIA --  0.01%
Boehler-Uddeholm         --           --          --           --           848       33,052       2,757      107,420        140,472
                                                                                 -----------              -----------  -------------

AUSTRALIA -- 0.02%
Australia & New
  Zealand Banking
  Group                  --           --          --           --         9,509       65,752      30,905      213,695        279,447
                                                                                 -----------              -----------  -------------

CANADA -- 0.03%
Manulife Financial
  Corp                   --           --          --           --         5,113       80,275      16,618      260,895        341,170
                                                                                 -----------              -----------  -------------

FINLAND -- 0.01%
UPM-Kymmene Oy           --           --          --           --         1,465       37,957       4,761      123,361        161,318
                                                                                 -----------              -----------  -------------

FRANCE -- 0.13%
Aventis                  --           --          --           --         1,592       87,557       5,174      284,560        372,117
BIC                      --           --          --           --         1,146       45,627       3,724      148,288        193,915
BQE National Paris       --           --          --           --         1,098       88,717       3,568      288,329        377,046
Pernod-Ricard            --           --          --           --           899       40,661       2,922      132,148        172,809
Total Fina Elf           --           --          --           --           659       99,997       2,142      324,989        424,985
                                                                                 -----------              -----------  -------------
                                                                                     362,558                1,178,314      1,540,872
                                                                                 -----------              -----------  -------------

GERMANY -- 0.06%
Depfadeutsche
  Pfandbriefban          --           --          --           --            23        2,351          76        7,640          9,990
Draegerwerk              --           --          --           --         3,943       34,050      12,813      110,662        144,712
Dyckerhoff               --           --          --           --         1,591       34,712       5,171      112,813        147,525
SGL Carbon *             --           --          --           --           293       22,632         952       73,554         96,186
Veba                     --           --          --           --         1,217       61,070       3,955      198,476        259,546
Vossloh                  --           --          --           --         1,830       27,947       5,947       90,827        118,774
                                                                                 -----------              -----------  -------------
                                                                                     182,761                  593,972        776,733
                                                                                 -----------              -----------  -------------

GREAT BRITAIN -- 0.39%
Allied Domecq            --           --          --           --         9,732       47,652      31,628      154,868        202,519
Allied Zurich            --           --          --           --         3,052       30,360       9,918       98,669        129,029
BAA                      --           --          --           --        11,845       76,903      38,496      249,935        326,838
British Aerospace        --           --          --           --        15,743       96,821      51,166      314,669        411,491
British American
  Tobacco                --           --          --           --         7,101       44,226      23,079      143,733        187,959
British
  Telecommunications     --           --          --           --         2,962       53,035       9,627      172,363        225,398
CGU                      --           --          --           --         2,877       41,248       9,349      134,056        175,304
Celltech Group           --           --          --           --         2,480       40,927       8,060      133,013        173,940
Cookson Group            --           --          --           --        15,580       45,846      50,635      149,000        194,846
Hanson                   --           --          --           --        10,894       79,803      35,405      259,360        339,163
Lex Service              --           --          --           --         5,572       35,267      18,110      114,619        149,886
Lloyds TSB Group         --           --          --           --         3,254       31,763      10,575      103,231        134,994
Reckitt & Colman         --           --          --           --         4,982       51,256      16,193      166,582        217,838
Reed International       --           --          --           --         8,843       61,544      28,740      200,019        261,563
Royal Bank               --           --          --           --         3,276       51,109      10,647      166,105        217,215
Safeway                  --           --          --           --         8,010       27,000      26,032       87,749        114,749
TI Group                 --           --          --           --        10,338       56,173      33,598      182,564        238,737
Tomkins                  --           --          --           --        15,326       47,068      49,811      152,973        200,041
Unilever                 --           --          --           --         9,937       59,720      32,295      194,089        253,809
United News & Media      --           --          --           --         5,218       67,836      16,958      220,467        288,303
Williams                 --           --          --           --        12,701       71,636      41,279      232,816        304,452
                                                                                 -----------              -----------  -------------
                                                                                   1,117,194                3,630,881      4,748,075
                                                                                 -----------              -----------  -------------

HONG KONG -- 0.06%
Henderson Land
  Development            --           --          --           --         8,528       37,334      27,716      121,337        158,671
Hong Kong Electric       --           --          --           --        20,280       63,398      65,910      206,043        269,441
New World
  Development Co.        --           --          --           --        22,609       30,623      73,480       99,524        130,146
South China
  Morning Post           --           --          --           --        36,165       38,537     117,537      125,245        163,782
                                                                                 -----------              -----------  -------------
                                                                                     169,892                  552,148        722,040
                                                                                 -----------              -----------  -------------

IRELAND -- 0.05%
Allied Irish Banks       --           --          --           --         6,348       63,364      20,631      205,932        269,296
Greencore Group          --           --          --           --        14,485       40,164      47,077      130,532        170,696
Jefferson Smurfit
  Group                  --           --          --           --        16,576       36,165      53,870      117,537        153,702
                                                                                 -----------              -----------  -------------
                                                                                     139,693                  454,001        593,693
                                                                                 -----------              -----------  -------------

ITALY -- 0.03%
Telecom Italia SPA       --           --          --           --         5,824       81,431      18,928      264,650        346,081
                                                                                 -----------              -----------  -------------

JAPAN -- 0.14%
Canon Inc.               --           --          --           --         1,716       78,480       5,577      255,061        333,541
Circle Japan Co.         --           --          --           --           993       38,711       3,228      125,811        164,522
Komatsu                  --           --          --           --        14,196       68,342      46,137      222,110        290,452
Nintendo Co.             --           --          --           --           681      113,518       2,214      368,932        482,450
Promise Co.              --           --          --           --           702       56,867       2,282      184,818        241,685
Sanyo Shipan Financial   --           --          --           --         1,430       43,688       4,648      141,987        185,676
Yodogawa Steel Works     --           --          --           --         3,380        8,668      10,985       28,171         36,838
                                                                                 -----------              -----------  -------------
                                                                                     408,274                1,326,890      1,735,164
                                                                                 -----------              -----------  -------------

NETHERLANDS -- 0.77%
ABN-Amro Holdings        --           --          --           --         1,641       33,795       5,334      109,833        143,627
Akzo Nobel               --           --          --           --         1,594       65,262       5,181      212,102        277,364
ING Groep                --           --          --           --         1,099       59,947       3,571      194,829        254,776
KPN                      --           --          --           --           661       66,635       2,149      216,563        283,198
Philips Electronics  182,200     8,130,675        --           --         1,824       81,347       5,926      264,378      8,476,400
                               -----------                                       -----------              -----------  -------------
                                 8,130,675                                           306,986                  997,704      9,435,365
                               -----------                                       -----------              -----------  -------------

NEW ZEALAND -- 0.03%                                                             -----------              -----------  -------------
Telecom Corp.            --           --          --           --        19,759       83,474      64,215      271,291        354,766
                                                                                 -----------              -----------  -------------

PORTUGAL -- 0.02%
Portugal                                                                         -----------              -----------  -------------
  Telecommunications     --           --          --           --         5,922       66,056      19,246      214,681        280,737
                                                                                 -----------              -----------  -------------

SINGAPORE -- 0.06%
Creative Technology
  Ltd                    --           --          --           --         3,587       98,204      11,659      319,164        417,369
United Overseas Bank     --           --          --           --        10,868       75,786      35,321      246,305        322,091
                                                                                 -----------              -----------  -------------
                                                                                     173,991                  565,470        739,460
                                                                                 -----------              -----------  -------------

SPAIN -- 0.04%
Respol                   --           --          --           --         3,052       62,425       9,919      202,883        265,308
Telefonica S.A.*         --           --          --           --         3,029       67,400       9,843      219,051        286,452
                                                                                 -----------              -----------  -------------
                                                                                     129,826                  421,934        551,760
                                                                                 -----------              -----------  -------------

SWEDEN -- 0.02%
Electrolux AB            --           --          --           --         2,357       39,829       7,661      129,445        169,275
Getinge Industrier       --           --          --           --         3,487       32,283      11,334      104,921        137,204
                                                                                 -----------              -----------  -------------
                                                                                      72,113                  234,366        306,479
                                                                                 -----------              -----------  -------------

SWITZERLAND -- 0.07%
Forbo Holdings           --           --          --           --            28       10,109          91       32,854         42,963
Geberit                  --           --          --           --           223       72,242         724      234,787        307,030
Novartis                 --           --          --           --            44       61,452         143      199,718        261,170
Schweizerische
 Industrie-
 Gesellschaft
 Holding                 --           --          --           --            67       33,490         217      108,841        142,330
Sulzer                   --           --          --           --            44       28,062         142       91,203        119,265
                                                                                 -----------              -----------  -------------
                                                                                     205,355                  667,403        872,758
                                                                                 -----------              -----------  -------------

Total International
  Common Stocks -- 1.94%         8,130,675                                         3,716,639               12,079,076     23,926,390
                               ===========                                       ===========              ===========  =============
Identified Cost                  3,386,293                                         3,542,541               11,513,259     18,442,093

WARRANTS
INTERNET SERVICES -- 0.05%
Cybernet Internet
  Service,
  Expire 7/1/09^          505       53,025        --           --          --           --          --           --           53,025
SplitRock Service,
    Expire 7/15/08      1,950      445,073        --           --          --           --          --           --          445,073
Wam!Net Inc.,
  Expire 3/1/05         5,490       63,821        --           --          --           --          --           --           63,821
                               -----------                                                                             -------------
                                   561,919                                                                                   561,919
                               -----------                                                                             -------------

TELECOMMUNICATIONS -- 0.09%
Versatel
  Telecommunications,
  Expire 5/15/08        1,655      885,425        --           --          --           --          --           --          885,425
Airgate PCS Inc.,
    Expire 10/01/09       995      176,613        --           --          --           --          --           --          176,613
                               -----------                                                                             -------------
                                 1,062,038                                                                                 1,062,038
                               -----------                                                                             -------------

                               -----------                                                                             -------------
Total Warrants                   1,623,957                                                                                 1,623,957
                               -----------                                                                             -------------
Identified Cost                    289,354                                                                                   289,354
                               ===========                                                                             =============

                                                                        PRINCIPAL                PRINCIPAL
ISSUER                                                                  AMOUNT       VALUE       AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE -- 0.30%
Dunlop Stand Aero Holdings
  11.875% due
  5/15/09             575,000      566,375        --           --          --           --          --           --          566,375
Hexcel Corp. +
 9.75% due
 1/15/09                 --           --          --           --       238,000      199,920     317,000      266,280        466,200
Raytheon Co.
 6.450% due
 8/15/02            2,500,000    2,425,000        --           --          --           --          --           --        2,425,000
Sequa Corp.
 9.00% due 8/01/09       --           --          --           --       102,340       94,920     136,310      126,428        221,348
                               -----------                                       -----------              -----------  -------------
                                 2,991,375                                           294,840                  392,708      3,678,923
                               -----------                                       -----------              -----------  -------------

AUTOMOTIVE -- 0.41%
Collins & Aikman
  Products
  11.500% due
  4/15/06           1,600,000    1,576,000        --           --          --           --          --           --        1,576,000
Dura Operating Corp.
 Series B,
 9.000% due 5/1/09    170,000      152,150        --           --          --           --          --           --          152,150
Ford Motor Co.
 7.400% due
 11/1/46            2,500,000    2,306,250        --           --          --           --          --           --        2,306,250
J.L. French
  Automotive
  Castings +
  11.50% due
  6/01/09                --           --          --           --       238,000      229,670     317,000      305,905        535,575
Lear Corp. +
 8.11% due 5/15/09       --           --          --           --       119,000      106,099     158,500      141,316        247,415
Tenneco Automotive
 Inc. 11.625%
 due 10/15/09^       295,000       296,475        --           --          --           --          --           --           96,475
                               -----------                                       -----------              -----------  -------------
                                 4,330,875                                           335,769                  447,221      5,113,865
                               -----------                                       -----------              -----------  -------------
BROADCASTING -- 0.25%
AMFM Operating Inc.
 12.625% due
 10/31/06             791,000      907,673        --           --          --           --          --           --          907,673
Capstar Broadcasting
 step bond to yield
 11.002% due
 2/1/09               260,000      230,100        --           --          --           --          --           --          230,100
Diamond Holding Inc.
 10.000% due
 2/1/08             1,160,000    1,764,675        --           --          --           --          --           --        1,764,675
Young Broadcasting
 Corp. 11.750%
 due 11/15/04         160,000      161,200        --           --          --           --          --           --          161,200
                               -----------                                                                             -------------
                                 3,063,648                                                                                 3,063,648
                               -----------                                                                             -------------

CABLE & OTHER MEDIA -- 2.00%
Adelphia
 Communications
 9.875% due 3/1/07    415,000      401,512        --           --          --           --          --           --          401,512
 8.375% due
 11/15/17             505,000      397,687        --           --          --           --          --           --          397,687
Cable & Wireless
 Communications
 6.750%
 due 12/1/08        2,500,000    2,471,875        --           --          --           --          --           --        2,471,875
Cable Satisfaction
   International
 12.750% due 3/1/10   260,000      249,600        --           --          --           --          --           --          249,600
Century
 Commuications
 Zero Coupon due
 1/15/08               20,000        8,450        --           --          --           --          --           --            8,450
CSC Holdings Inc. +
 9.875% due 2/15/13      --           --          --           --       119,000      120,785     158,500      160,878        281,663
10.500% due
5/15/16             1,695,000    1,839,075        --           --          --           --          --           --        1,839,075
Charter
 Communications
 Holdings +
 10.000% due
 4/1/09^              230,000      222,525        --           --          --           --          --           --          222,525
 step bond to
 yield
 11.713% due
 11/5/10            2,490,000    1,375,725        --           --          --           --          --           --        1,375,725
 9.92% due 4/01/11       --           --          --           --       416,500      229,075     554,750      305,113        534,188
Federal Mogul Corp.
 7.50% due 1/15/09       --           --          --           --       119,000       90,679     158,500      120,779        211,458
Frontiervision
 Holdings LP
 11.875% due 9/15/07     --           --          --           --       535,500      472,579     713,250      629,443      1,102,022
Heafner JH Inc.
 10.00% due
 05/15/08                --           --          --           --       327,250      261,800     435,875      348,700        610,500
NTL Inc. +
 Zero Coupon due
 4/01/08                 --           --          --           --       476,000      301,070     634,000      401,005        702,075
11.500% due
 10/1/08            2,025,000    2,065,500        --           --          --           --          --           --        2,065,500
Owens Illinois
 Inc. 7.50% due
 5/15/10                 --           --          --           --       119,000      104,005     158,500      138,527        242,532
Roger Cablesystems
 Ltd. 11.000%
 due 12/1/15        1,760,000    1,980,000        --           --          --           --          --           --        1,980,000
Telewest plc
 Zero Coupon
 due 10/01/07            --           --          --           --       202,300      190,668     269,450      253,957        444,624
Telewest
 Communications
 11.250% due
 11/1/08            1,500,000    1,545,000        --           --          --           --          --           --        1,545,000
 Zero Coupon due
 04/15/09                --           --          --           --        89,250       50,426     118,875       67,164        117,591
United
 International
 Holdings step
 bond to yield
 11.515% due
 2/15/08            6,950,000    4,552,250        --           --          --           --          --           --        4,552,250
United Pan Europe
 Communications
 step bond to
 yield 12.500%
 due 8/1/09         6,600,000    3,267,000        --           --          --           --          --           --        3,267,000
                               -----------                                       -----------              -----------  -------------
                                20,376,199                                         1,821,087                2,425,565     24,622,851
                               -----------                                       -----------              -----------  -------------

CAPITAL GOODS/ BUILDING PRODUCTS -- 0.16%
Columbus McKinnon
 Corp. 8.500%
 due 4/1/08         1,335,000    1,188,150        --           --          --           --          --           --        1,188,150
Jordan Industries
 Inc. - Series D
 10.375%
 due 8/01/07             --           --          --           --       267,750      249,008     356,625      331,661        580,669
Packard Bioscience
 Inc. - Series B
 9.375%
 due 3/01/07             --           --          --           --       119,000      107,100     158,500      142,650        249,750
                               -----------                                       -----------              -----------  -------------
                                 1,188,150                                           356,108                  474,311      2,018,569
                               -----------                                       -----------              -----------  -------------

CHEMICALS -- 0.33%
Huntsman ICI
 Chemicals
 zero coupon
 due 12/31/09^      5,165,000    1,652,800        --           --          --           --          --           --        1,652,800
 10.125%
 due 7/1/09^        1,000,000    1,005,000        --           --          --           --          --           --        1,005,000
Lyondell Chemical
 Co. 9.875%
 due 5/01/07             --           --          --           --       119,000      116,918     158,500      155,726        272,644
Radnor Holdings
 Corp. 10.00%
 due 12/01/03            --           --          --           --        59,500       52,360      79,250       69,740        122,100
Terra Industries
 Inc. 10.500%
 due 6/15/05          670,000      492,450        --           --          --           --          --           --          492,450
Zeneca Specialty
 Chemical PLC
 11.000% due 7/1/09^  550,000      561,000        --           --          --           --          --           --          561,000
                               -----------                                       -----------              -----------  -------------
                                 3,711,250                                           169,278                  225,466      4,105,994
                               -----------                                       -----------              -----------  -------------

CONSUMER PRODUCTS/TOBACCO -- 0.75%
Black & Decker
 6.625%
 due 11/15/00       3,000,000    2,985,000        --           --          --           --          --           --        2,985,000
French Fragrances
 Inc. 10.375%
 due 5/15/07             --           --          --           --       183,260      175,013     244,090      233,106        408,119
Global Crossing
 Holdings Ltd
 9.50%
 due 11/15/09         255,000      249,900        --           --        29,750       29,006      39,625       38,634        317,541
Home Interiors Gifts Inc.
 10.125% due 6/01/08     --           --          --           --       168,980      133,494     225,070      177,805        311,300
Mail Well Corp.
 8.75% due 12/15/08      --           --          --           --       238,000      207,060     317,000      275,790        482,850
Proctor & Gamble
 Corp
 6.875% due 9/15/09 2,000,000    1,932,500        --           --          --           --          --           --        1,932,500
Revlon Consumer
 Products Corp.
 9.00% due 11/01/06      --           --          --           --       238,000      171,360     317,000      228,240        399,600
 8.625% due 2/01/08      --           --          --           --       119,000       57,715     158,500       76,873        134,588
Simmons Co.
 10.25% due 3/15/09      --           --          --           --        29,750       25,064      39,625       33,384         58,448
Triarc Consumer
 Products Group +
 10.25% due 2/15/09      --           --          --           --       238,000      220,150     317,000      293,225        513,375
Tropical Sportswear
 International Inc.
 Series A, 11.000%
 due 6/15/08          265,000      250,425        --           --          --           --          --           --          250,425
United Industries
 Corp. +
 9.875% due 4/01/09      --           --          --           --       238,000      167,790     317,000      223,485        391,275
United
 International
 Holdings Inc.
 10.75% due 2/15/08      --           --          --           --       476,000      314,160     634,000      418,440        732,600
Windmere-Durable
 Holdings Inc.
 10.00% due 7/31/08      --           --          --           --       119,000      114,835     158,500      152,953        267,788
                               -----------                                       -----------              -----------  -------------
                                 5,417,825                                         1,615,648                2,151,935      9,185,408
                               -----------                                       -----------              -----------  -------------

CONTAINERS/PACKAGING -- 0.42%
Huntsman Packaging
 Corp
 9.125% due 10/1/07 1,000,000    1,045,000        --           --          --           --          --           --        1,045,000
Stone Container
 Finance
 11.500%
 due 8/15/06^       1,610,000    1,670,375        --           --          --           --          --           --        1,670,375
Sweetheart Cup Co.
 10.500%
 due 9/1/03           930,000      860,250        --           --          --           --          --           --          860,250
Tekni-Plex, Inc.
 11.250% due 4/1/07 1,480,000    1,531,800        --           --          --           --          --           --        1,531,800
 9.250% due 3/1/08     45,000       43,425        --           --          --           --          --           --           43,425
                               -----------                                                                             -------------
                                 5,150,850                                                                                 5,150,850
                               -----------                                                                             -------------

DIVERSIFIED MANUFACTURING -- 0.42%
Blount Inc.
 13.000%
 due 8/1/09^          580,000      571,300        --           --          --           --          --           --          571,300
Celestica
 International Inc.
 10.500%
 due 12/31/06       1,000,000    1,042,500        --           --          --           --          --           --        1,042,500
FMC Corp.
 7.000%
 due 5/15/08        2,500,000    2,287,500        --           --          --           --          --           --        2,287,500
Park Ohio
 Industries Inc.
 9.250%
 due 12/1/07        1,500,000    1,320,000        --           --          --           --          --           --        1,320,000
                               -----------                                                                             -------------
                                 5,221,300                                                                                 5,221,300
                               -----------                                                                             -------------

ENERGY -- 1.14%
Belco Oil & Gas
 Corp
 10.500% due 4/1/06   350,000      355,250        --           --          --           --          --           --          355,250
 8.875% due 9/15/07   635,000      587,375        --           --          --           --          --           --          587,375
Bellwether
 Exploration Co.
 10.875%
 due 4/01/07             --           --          --           --       113,050      101,745     150,575      135,518        237,263
Canadian Forest
 Oil Ltd
 8.75% due 9/15/07    930,000      871,875        --           --       238,000      222,530     317,000      296,395      1,390,800
Clark USA Inc.
 10.875%
 due 12/1/05        1,210,000      647,350        --           --          --           --          --           --          647,350
Enron Corp.
 6.450%
 due 11/15/01       1,500,000    1,477,500        --           --          --           --          --           --        1,477,500
Forest Oil Corp.
 10.500%
 due 1/15/06          790,000      805,800        --           --          --           --          --           --          805,800
Key Energy
 Services Inc.
 14.00% due 1/15/09      --           --          --           --        71,400       78,005      95,100      103,897        181,901
Leviathan Gas
 Pipelines
 10.375% due 6/1/09   400,000      407,500        --           --          --           --          --           --          407,500
Lomak Petroleum Inc.
 8.75% due 1/15/07       --           --          --           --       119,000      102,043     158,500      135,914        237,956
Nuevo Energy Co.
 9.500% due 6/1/08    980,000      967,750        --           --          --           --          --           --          967,750
Parker Drilling Co.
 9.750%
 due 11/15/06         780,000      737,100        --           --          --           --          --           --          737,100
Polaroid Corp.
 11.50% due 2/15/06 1,075,000    1,091,125        --           --        59,500       60,839      79,250       81,033      1,232,997
Pride International
 Inc
 10.000%
 due 6/1/09         1,595,000    1,606,963        --           --          --           --          --           --        1,606,963
R & B Falcon Corp.
 12.250%
 due 3/15/06        1,000,000    1,085,000        --           --          --           --          --           --        1,085,000
RBF Finance Co.
 11.375%
 due 3/15/09          900,000      963,000        --           --          --           --          --           --          963,000
Synder Oil Corp.
 8.75% due 6/15/07       --           --          --           --        59,500       58,905      79,250       78,458        137,363
Western Gas
 Resources +
 10.00% due 6/15/09      --           --          --           --       238,000      240,380     317,000      320,170        560,550
Vintage Petroleum
 9.750% due 6/30/09   445,000      449,450        --           --          --           --          --           --          449,450
                               -----------                                       -----------              -----------  -------------
                                12,053,038                                           864,446                1,151,384     14,068,867
                               -----------                                       -----------              -----------  -------------

FINANCIAL -- 3.08%
American General
 Finance Corp.
 5.875% due 7/15/01 2,000,000    1,965,000        --           --          --           --          --           --        1,965,000
Amresco Inc.
 10.000%
 due 3/15/04          600,000      399,000        --           --          --           --          --           --          399,000
 9.875% due 3/15/05 2,265,000    1,506,225        --           --          --           --          --           --        1,506,225
Associates
 Corp., NA
 5.750%
 due 10/15/03       2,790,000    2,636,550        --           --          --           --          --           --        2,636,550
AT&T Capital Corp.
 6.250% due 5/15/01 2,500,000    2,478,125        --           --          --           --          --           --        2,478,125
Avis Rent A
 Car Inc. +
 11.00% due 5/01/09    95,000       99,512        --           --       238,000      248,115     317,000      330,473        678,100
Contifinancial
 Corp.
 8.375% due 8/15/03      --           --          --           --       476,000       47,600     634,000       63,400        111,000
Countrywide Home
 Loan
 7.200% due
 10/30/0           62,525,000    2,401,906        --           --          --           --          --           --        2,401,906
Derby Cycle Corp.
 Lyon Investments
 10.00% due 5/15/08      --           --          --           --       119,000       72,888     158,500       97,081        169,969
Donaldson, Lufkin
 & Jenrette
 6.375% due 5/26/00 2,000,000    1,999,600        --           --          --           --          --           --        1,999,600
 6.170% due 7/15/03 2,500,000    2,387,500        --           --          --           --          --           --        2,387,500
General Electric
 Capital Corp.
 7.000% due 2/3/03  2,000,000    1,980,000        --           --          --           --          --           --        1,980,000
Household Finance
 Corp.
 6.750% due 6/1/00  2,000,000    1,999,980        --           --          --           --          --           --        1,999,980
International Lease
 Finance Corp.
 5.950% due 6/1/01  2,500,000    2,465,625        --           --          --           --          --           --        2,465,625
Madison River
 Capital^
 13.250% due 3/1/10   535,000      505,575        --           --          --           --          --           --          505,575
Mass Mutual Life
 7.625%
 due 11/15/23       2,000,000    1,922,500        --           --          --           --          --           --        1,922,500
NationsBank Corp.
 6.500% due 8/15/03 2,500,000    2,418,750        --           --          --           --          --           --        2,418,750
Nations Rent Inc.
 10.375%
 due 12/15/08          75,000       54,375        --           --          --           --          --           --           54,375
Ocwen Asset
 Investment
 11.500% due 7/1/05   900,000      706,500        --           --          --           --          --           --          706,500
Ocwen Capital
 Trust I
 10.875% due 8/1/27 1,250,000      706,250        --           --          --           --          --           --          706,250
Plains Resources
 Inc. +
 10.25% due 3/15/06      --           --          --           --       102,340       98,374     136,310      131,028        229,402
Private Export
 Funding Corp.
 7.010% due 4/30/04 1,000,000      993,750        --           --          --           --          --           --          993,750
 6.670% due 9/15/09 2,500,000    2,400,000        --           --          --           --          --           --        2,400,000
St. Paul Cos., Inc.
 7.875% due 4/15/05 1,000,000      983,750        --           --          --           --          --           --          983,750
SunAmerica Inc.
 6.580% due 1/15/02 1,300,000    1,283,750        --           --          --           --          --           --        1,283,750
Transamerica
 Financial Corp.
 6.750% due 6/1/00  2,000,000    1,999,900        --           --          --           --          --           --        1,999,900
United
 Rentals, Inc.
 9.000% due 4/1/09    250,000      222,500        --           --          --           --          --           --          222,500
 9.250% due 1/15/09   420,000      381,150        --           --          --           --          --           --          381,150
                               -----------                                       -----------              -----------  -------------
                                36,897,773                                           466,977                  621,982     37,986,731
                               -----------                                       -----------              -----------  -------------

FOOD/BEVERAGE/BOTTLING -- 1.08%
Agrilink Foods Inc.
 11.875%
 due 11/1/08          185,000      164,650        --           --          --           --          --           --          164,650
B & G Foods
 Indications Corp.
 9.625% due 8/01/07      --           --          --           --       238,000      186,830     317,000      248,845        435,675
Conagra Inc.
 5.500%
 due 10/15/02       2,265,000    2,151,750        --           --          --           --          --           --        2,151,750
Carrols Corp.
 9.500% due 12/1/08 1,945,000    1,658,113        --           --          --           --          --           --        1,658,113
Coca-Cola
 Enterprises
 6.750% due 1/15/38 2,500,000    2,121,875        --           --          --           --          --           --        2,121,875
Diageo PLC
 8.625% due 8/15/01 2,400,000    2,436,000        --           --          --           --          --           --        2,436,000
Imperial Holly
 9.750%
 due 12/15/07       1,495,000      306,475        --           --          --           --          --           --          306,475
International
 Home Foods
 10.375%
 due 11/1/06          530,000      524,700        --           --          --           --          --           --          524,700
Premier
 International
 Foods PLC
 12.000%
 due 9/1/09           490,000      465,500        --           --          --           --          --           --          465,500
Quaker Oats
 7.440% due 3/2/26  1,000,000      921,250        --           --          --           --          --           --          921,250
SC International
 Services
 Inc.,  Series B
 9.250% due 9/1/07    985,000      901,275        --           --          --           --          --           --          901,275
Triarc Consumer
 Beverage
 10.250%
 due 2/15/09^       1,315,000    1,242,675        --           --          --           --          --           --        1,242,675
                               -----------                                       -----------              -----------  -------------
                                12,894,263                                           186,830                  248,845     13,329,938
                               -----------                                       -----------              -----------  -------------

GAMING -- 0.30%
Circus Circus
 Enterprises
 7.625% due 7/15/13   205,000      164,000        --           --          --           --          --           --          164,000
Harvey Casinos
 Resorts
 10.625% due 6/1/06   515,000      525,300        --           --          --           --          --           --          525,300
Hollywood Casino
 Shreveport
 13.000% due 8/1/06^  245,000      259,700        --           --          --           --          --           --          259,700
Hollywood Casino
 Corp.
 11.250% due 5/1/07   155,000      158,100        --           --          --           --          --           --          158,100
Jazz Casino Co.
 5.867%
 due 11/15/09         570,000      180,262        --           --          --           --          --           --          180,262
Majestic Star
 Casino LLC. +
 10.875%
 due 7/01/06             --           --          --           --       238,000      221,340     317,000      294,810        516,150
Sun International
 Ltd
 9.00% due 3/15/07    220,000      198,550        --           --       238,000      214,795     317,000      286,093        699,438
 8.625%
 due 12/15/07         445,000      398,275        --           --          --           --          --           --          398,275
Venetian Casino Co.
 12.250%
 due 11/15/04         250,000      245,000        --           --          --           --          --           --          245,000
Waterford Gaming
 Finance Corp.,
 LLC +
 9.50% due 3/15/10       --           --          --           --       233,478      222,971     310,977      296,983        519,955
                               -----------                                       -----------              -----------  -------------
                                 2,129,187                                           659,106                  877,886      3,666,179
                               -----------                                       -----------              -----------  -------------

HEALTHCARE -- 0.66%
Alaris Medical
 Systems Inc.
 9.75% due 12/01/06      --           --          --           --        89,250       71,400     118,875       95,100        166,500
Columbia/HCA
 Healthcare
 zero coupon
 due 6/1/02         2,500,000    2,055,350        --           --          --           --          --           --        2,055,350
Frensenuis Medical
 Care Capital Trust
 9.00% due 12/01/06     4,200      395,850        --           --       238,000      223,720     317,000      297,980        917,550
Hangar Orthopedic
 Group
 11.250%
 due 6/15/09          590,000      469,050        --           --          --           --          --           --          469,050
Harrahs
 Operations Inc.
 7.875%
 due 12/15/05            --           --          --           --        53,550       49,802      71,325       66,332        116,134
ICN Pharmaceuticals
 Inc.
 9.250% due 8/15/05 2,205,000    2,155,387        --           --          --           --          --           --        2,155,387
King Pharmaceutical
 Inc.
 10.750%
 due 2/15/09          415,000      425,375        --           --          --           --          --           --          425,375
Magellan Health
 Services
 9.000% due 2/15/08 2,825,000    1,878,625        --           --          --           --          --           --        1,878,625
                               -----------                                       -----------              -----------  -------------
                                 7,379,637                                           344,922                  459,412      8,183,971
                               -----------                                       -----------              -----------  -------------

HOUSING RELATED -- 0.38%
Amatek Industries
 12.000%
 due 2/15/08          555,000      518,925        --           --          --           --          --           --          518,925
American Plumbing
 & Mechanical
 11.625%
 due 10/15/08         390,000      346,125        --           --          --           --          --           --          346,125
Atrium Cos., Inc.
 Series B, 10.500%
 due 5/1/09           580,000      542,300        --           --          --           --          --           --          542,300
CB Richards Ellis
 Services Inc.
 8.875% due 6/01/06      --           --          --           --       238,000      208,250     317,000      277,375        485,625
Falcon Products
 Inc., Series B
 11.375%
 due 6/15/09          610,000      573,400        --           --          --           --          --           --          573,400
Integrated
 Electrical
 Services
 9.375% due 2/1/09    745,000      584,825        --           --          --           --          --           --          584,825
Nortek Inc.
 9.250% due 3/15/07 1,045,000      979,688        --           --          --           --          --           --          979,688
 9.125% due 9/1/07     60,000       55,800        --           --          --           --          --           --           55,800
Orius Capital Corp.
 12.750%
 due 2/1/10^          640,000      649,600        --           --          --           --          --           --          649,600
                               -----------                                       -----------              -----------  -------------
                                 4,250,663                                           208,250                  277,375      4,736,288
                               -----------                                       -----------              -----------  -------------

INTERNET SERVICES -- 0.69%
Cybernet Internet
 Services
 14.000% due 7/1/09   505,000      391,375        --           --          --           --          --           --          391,375
Exodus
 Communications
 10.750%
 due 12/15/09^      1,155,000    1,157,888        --           --          --           --          --           --        1,157,888
Globix Corp.
 12.500%
 due 2/1/10^          130,000      115,050        --           --          --           --          --           --          115,050
Rhythms
 Netconnections
 14.000%
 due 2/15/10^         665,000      591,850        --           --          --           --          --           --          591,850
Splitrock
 Services Inc.
 11.750%
 due 7/15/08        1,950,000    2,076,750        --           --          --           --          --           --        2,076,750
Verio Inc.
 10.375% due 4/1/05   695,000      668,937        --           --          --           --          --           --          668,937
 11.250%
 due 12/1/08        1,915,000    1,895,850        --           --          --           --          --           --        1,895,850
 10.625%
 due 11/15/09^      1,010,000      972,125        --           --          --           --          --           --          972,125
Wam!Net Inc.
 step bond to
 yield 13.724%
 due 3/1/05         1,225,000      679,875        --           --          --           --          --           --          679,875
                               -----------                                                                             -------------
                                 8,549,700                                                                                 8,549,700
                               -----------                                                                             -------------

LODGING LEISURE -- 1.12%
Carnival Corp.
 6.150% due 4/15/08 2,500,000    2,234,375        --           --          --           --          --           --        2,234,375
Courtyard by
 Marriott,
 Series B
 10.750% due 2/1/08 1,915,000    1,886,275        --           --          --           --          --           --        1,886,275
Hasbro Inc.
 6.600% due 7/15/28 2,000,000    1,657,500        --           --          --           --          --           --        1,657,500
HMH Properties
 Inc. - Series C
 8.45% due 12/01/08    50,000       44,875        --           --       238,000      212,415     317,000      282,923        540,213
Intrawest Corp.
 9.750% due 8/15/08   555,000      532,800        --           --          --           --          --           --          532,800
 10.500% due 2/1/10 1,040,000    1,032,200        --           --          --           --          --           --        1,032,200
LTV Corp. +
 11.75%
 due 11/15/09            --           --          --           --       119,000      117,215     158,500      156,123        273,338
Moll Industries Inc.
 10.50% due 6/01/08      --           --          --           --       178,500       57,120     237,750       76,080        133,200
Premier Parks Inc.
 step bond to yield
 10.819% due 4/1/08   560,000      371,700        --           --          --           --          --           --          371,700
Psinet Inc.
 10.500%
 due 12/1/06^         420,000      370,650        --           --          --           --          --           --          370,650
 11.500%
 due 11/01/08       2,500,000    2,237,500        --           --        89,250       80,325     118,875      106,988      2,424,813
 11.000%
 due 8/1/09         1,205,000    1,066,425        --           --          --           --          --           --        1,066,425
SFX Entertainment
 Inc.
 9.125% due 2/1/08  1,250,000    1,256,250        --           --          --           --          --           --        1,256,250
                               -----------                                       -----------              -----------  -------------
                                12,690,550                                           467,075                  622,113     13,779,738
                               -----------                                       -----------              -----------  -------------

METALS/MINING/STEEL -- 0.27%
AEI Holding
 10.500%
 due 12/15/05^      1,100,000      170,500        --           --          --           --          --           --          170,500
Kaiser Aluminum &
 Chemicals
 Series B, 10.875%
 due 10/15/06         250,000      240,000        --           --          --           --          --           --          240,000
 Series D, 10.875%
 due 10/15/06         220,000      211,200        --           --          --           --          --           --          211,200
 12.750% due 2/1/03   890,000      845,500        --           --          --           --          --           --          845,500
P&L Coal Holdings
 Corp.
 8.875% due 5/15/08      --           --          --           --       119,000      107,100     158,500      142,650        249,750
Russel Metals Inc.
 10.000% due 6/1/09   685,000      698,700        --           --          --           --          --           --          698,700
WCI Steel Inc.,
 Series B
 10.000%
 due 12/1/04          755,000      747,450        --           --          --           --          --           --          747,450
WHX Corp.
 10.500%
 due 4/15/05          225,000      209,813        --           --          --           --          --           --          209,813
                               -----------                                       -----------              -----------  -------------
                                 3,123,163                                           107,100                  142,650      3,372,913
                               -----------                                       -----------              -----------  -------------

PAPER/FOREST PRODUCTS -- 0.34%
Ainsworth Lumber
 12.500%
 due 7/15/07          865,000      908,250        --           --          --           --          --           --          908,250
Doman Industries
 Ltd
 8.750% due 3/15/04   150,000      132,750        --           --          --           --          --           --          132,750
Millar Western
 Forest
 9.875% due 5/15/08   585,000      568,912        --           --          --           --          --           --          568,912
Repap New
 Brunswick
 10.625%
 due 4/15/05          235,000      222,663        --           --          --           --          --           --          222,663
Riverwood
 International
 10.625% due 8/1/07   625,000      628,125        --           --          --           --          --           --          628,125
 10.875% due 4/1/08 1,250,000    1,206,250        --           --          --           --          --           --        1,206,250
Tembec Finance
 Corp.
 9.875% due 9/30/05   220,000      226,600        --           --       119,000      120,190     158,500      160,085        506,875
                               -----------                                       -----------              -----------  -------------
                                 3,893,550                                           120,190                  160,085      4,173,825
                               -----------                                       -----------              -----------  -------------

PUBLISHING/PRINTING -- 0.30%
Garden State
 Newspapers
 8.625% due 7/1/11    485,000      424,375        --           --          --           --          --           --          424,375
Hollinger
 International
 Publishing Inc.
 9.25% due 3/15/07       --           --          --           --       238,000      229,670     317,000      305,905        535,575
Merrill Corp.
 12.000% due 5/1/09   505,000      482,275        --           --          --           --          --           --          482,275
News America
 Holdings
 7.750% due 2/1/24  2,500,000    2,212,500        --           --          --           --          --           --        2,212,500
                               -----------                                       -----------              -----------  -------------
                                 3,119,150                                           229,670                  305,905      3,654,725
                               -----------                                       -----------              -----------  -------------

RETAIL -- 0.63%
Acetex
 9.75% due 10/01/03      --           --          --           --        59,500       54,145      79,250       72,118        126,263
Advance Stores Inc.
 10.25% due 4/15/08 1,260,000    1,008,000        --           --       208,250      165,559     277,375      220,513      1,394,072
Ames Department
 Stores
 10.000% due
 4/15/06            1,455,000    1,353,150        --           --          --           --          --           --        1,353,150
Cole National
 Group Inc.
 8.625% due 8/15/07      --           --          --           --       119,000       82,408     158,500      109,761        192,169
Finlay Fine
 Jewelry Corp.
 8.375% due 5/01/08      --           --          --           --       238,000      214,200     317,000      285,300        499,500
Home Depot, Inc.
 6.500%
 due 9/15/04        2,500,000    2,418,750        --           --          --           --          --           --        2,418,750
J.C. Penney Co.,
 Inc.
 7.250% due 4/1/02    500,000      472,500        --           --          --           --          --           --          472,500
Key Plastics
 Inc.++
 10.25% due 3/15/07      --           --          --           --       119,000        4,760     158,500        6,340         11,100
Kmart Corp.
 12.500% due 3/1/05   850,000      949,875        --           --          --           --          --           --          949,875
Stater Brothers
 Holding
 10.750%
 due 8/15/06          395,000      394,012        --           --          --           --          --           --          394,012
                               -----------                                       -----------              -----------  -------------
                                 6,596,287                                           521,071                  694,032      7,811,390
                               -----------                                       -----------              -----------  -------------

SEMICONDUCTORS -- 0.16%
Fairchild
 Semiconductor
 10.125%
 due 3/15/07        2,000,000    1,995,000        --           --          --           --          --           --        1,995,000
                               -----------

SERVICES/OTHER -- 0.63
Allied Waste North
 American Inc. +
 10.00% due 8/01/09 2,460,000    1,678,950        --           --       238,000      163,625     317,000      217,938      2,060,513
Buhrmann US Inc.
 12.250%
 due 11/1/09          505,000      520,150        --           --          --           --          --           --          520,150
Integrated
 Electrical
 Service +
 9.375% due 2/01/09      --           --          --           --       140,420      109,528     187,030      145,883        255,411
Intertek Financial
 PLC 10.250%
 due 11/1/06          750,000      630,000        --           --          --           --          --           --          630,000
IT Group Inc.
 11.250%
 due 4/1/09           795,000      719,475        --           --          --           --          --           --          719,475
Metal Management
 Inc.
 10.000%
 due 5/15/08          330,000      239,250        --           --          --           --          --           --          239,250
Pierce Leahy
 Command Co.
 8.125% due 5/15/08      --           --          --           --       119,000      102,638     158,500      136,706        239,344
Safety Kleen
 Services Inc.
 9.25% due 6/01/08       --           --          --           --       238,000       26,775     317,000       35,663         62,438
URS Corp.
 12.250% due 5/1/09   745,000      756,175        --           --          --           --          --           --          756,175
USA Waste Services
 6.500%
 due 12/15/02       2,500,000    2,303,125        --           --          --           --          --           --        2,303,125
                               -----------                                       -----------              -----------  -------------
                                 6,847,125                                           402,565                  536,190      7,785,880
                               -----------                                       -----------              -----------  -------------

TELECOMMUNICATIONS -- 3.44%
Airgate PCS Inc.
 step bond yield
 16.049%
 due 10/1/09        1,315,000      762,700        --           --          --           --          --           --          762,700
Alamosa PCS
 Holdings Inc.
 step bond yield
 12.726%
 due 2/15/10          320,000      168,000        --           --          --           --          --           --          168,000
Call-Net
 Enterprises Inc.
 9.375% due 5/15/09   455,000      311,675        --           --          --           --          --           --          311,675
Centennial
  Cellular
 10.750%
 due 12/15/08       1,355,000    1,355,000        --           --          --           --          --           --        1,355,000
Crown Castle
 International
 Corp. step bond
 yield 11.057%
 due 5/15/11        2,305,000    1,394,525        --           --          --           --          --           --        1,394,525
Dobson/Sygnet
 Communications
 12.250%
 due 12/15/08         505,000      527,725        --           --          --           --          --           --          527,725
Esprit Telecom
 Group PLC
 11.500%
 due 12/15/097      1,500,000    1,312,500        --           --          --           --          --           --        1,312,500
 10.875%
 due 6/15/08          750,000      626,250        --           --          --           --          --           --          626,250
Energis plc +
 9.75% due 6/15/09       --           --          --           --       238,000      235,620     317,000      313,830        549,450
Focal
 Communication
 Corp., Series B
 step bond to yield
 12.978%
 due 2/15/08          510,000      334,050        --           --          --           --          --           --          334,050
 11.875% due 1/15/10^ 405,000      407,531        --           --          --           --          --           --          407,531
GT Group Telecom
 step bond to
 yield 13.25%
 due 2/1/10^          740,000      395,900        --           --          --           --          --           --          395,900
Hermes Europe
 Railtel BV
 11.500%
 due 8/15/07        2,250,000    2,036,250        --           --          --           --          --           --        2,036,250
 10.375%
 due 1/15/09          350,000      302,750        --           --          --           --          --           --          302,750
Intermedia
 Communications
 Inc. +
 9.50% due 3/01/09       --           --          --           --       238,000      226,100     317,000      301,150        527,250
Jazz PLC
 13.250%
 due 12/15/09^      1,000,000      922,694        --           --          --           --          --           --          922,694
KMC Telecom
 Holdings Inc.
 step bond to
 yield 15.834%
 due 2/15/08          450,000      223,313        --           --          --           --          --           --          223,313
 13.500%
 due 5/15/09          935,000      836,825        --           --          --           --          --           --          836,825
Leap Wireless
 International
 Inc. +
 12.50%
 due 4/15/10             --           --          --           --        59,500       57,418      79,250       76,476        133,894
Level 3
 Communications
 step bond to
 yield 12.875%
 due 12/1/08        2,750,000    1,436,875        --           --          --           --          --           --        1,436,875
 11.250%
 due 3/15/10        1,700,000    1,479,500        --           --          --           --          --           --        1,479,500
Microcell
 Telecommunication,
 series B step
 bond to yield
 11.843%
 due 6/1/06           475,000      431,063        --           --          --           --          --           --          431,063
 step bond to
 yield 11.785%
 due 6/1/09           985,000      635,325        --           --          --           --          --           --          635,325
Millicom
 International
 Cellular
 step bond to
 yield 14.382%
 due 6/1/06         1,835,000    1,550,575        --           --          --           --          --           --        1,550,575
Nextel
 Communications
 Inc.
 Zero Coupon
 due 10/31/07            --           --          --           --       357,000      255,255     475,500      339,983        595,238
 9.375% due 11/15/09  265,000      254,400        --           --          --           --          --           --          254,400
 step bond to
 yield 10.988%
 due 9/15/07        1,135,000      865,438        --           --          --           --          --           --          865,438
 step bond to
 yield 10.743%
 due 2/15/08        1,635,000    1,158,806        --           --          --           --          --           --        1,158,806
Nextlink
 Communications
 12.500%
 due 4/15/06        2,400,000    2,520,000        --           --          --           --          --           --        2,520,000
 10.750% due 6/1/09 1,285,000    1,268,937        --           --          --           --          --           --        1,268,937
 step bond to
 yield 12.053%
 due 6/1/09         2,030,000    1,197,700        --           --          --           --          --           --        1,197,700
 step bond to
 yield 12.125%
 due 12/1/09        1,380,000      765,900        --           --          --           --          --           --          765,900
Omnipoint Corp.,
 Series A 11.625%
 due 8/15/06          500,000      532,500        --           --          --           --          --           --          532,500
Orange plc +
 9.00% due 6/01/09       --           --          --           --       238,000      236,810     317,000      315,415        552,225
Price
 Communications
 Wireless Inc. -
 Series B 9.125%
 due 12/15/06            --           --          --           --       178,500      176,269     237,750      234,778        411,047
Primus Telecomm
 Group
 11.750% due 8/1/04 2,000,000    1,880,000        --           --          --           --          --           --        1,880,000
Rogers Cantel
 9.375% due 6/01/08      --           --          --           --       238,000      236,810     317,000      315,415        552,225
Spectrasite
 Holdings Inc.
 step bond to
 yield 11.250%
 due 4/15/09          495,000      274,725        --           --          --           --          --           --          274,725
Tele 1 Europe B.V.
 13.000%
 due 5/15/09          490,000      504,700        --           --          --           --          --           --          504,700
 13.000%
 due 5/15/09          500,000      480,712        --           --          --           --          --           --          480,712
Telephone and Data
 Systems
 7.000% due 8/1/06  2,500,000    2,362,500        --           --          --           --          --           --        2,362,500
Telesystem
 International
 Wireless
 Series B, step
 bond to yield
 13.345%
 due 6/30/07          935,000      593,725        --           --          --           --          --           --          593,725
 Series C, step
 bond to yield
 12.706%
 due 11/1/07        1,080,000      588,600        --           --          --           --          --           --          588,600
Triton PCS Inc.
 step bond to
 yield 11.564%
 due 5/1/08         1,000,000      722,500        --           --          --           --          --           --          722,500
Versatel Telecom BV
 13.250%
 due 05/15/08       1,655,000    1,688,100        --           --          --           --          --           --        1,688,100
Viatel Inc.
 11.250%
 due 4/15/08        1,065,000      974,475        --           --          --           --          --           --          974,475
Voicestream Wirless
 Co
 step bond to
 yield 11.875%
 due 11/15/09         720,000      446,400        --           --          --           --          --           --          446,400
Winstar
 Communications
 Inc
 12.750%
 due 4/15/10          370,000      355,200        --           --          --           --          --           --          355,200
World Access Inc.,
 Series B
 13.250%
 due 1/15/08        2,375,000    2,161,250        --           --          --           --          --           --        2,161,250
                               -----------                                       -----------              -----------  -------------
                                39,047,594                                         1,424,281                1,897,047     42,368,922
                               -----------                                       -----------              -----------  -------------

TRANSPORTATION -- 0.78%
Continental
 Airlines Inc.
 8.00% due 12/15/05      --           --          --           --       238,000      210,435     317,000      280,285        490,720
 6.900% due 1/2/18  2,140,973    1,964,728        --           --          --           --          --           --        1,964,728
Holt Group Inc. +
 9.75% due 1/15/06       --           --          --           --       238,000      107,100     317,000      142,650        249,750
ICG Holdings Inc.
 Zero Coupon
 due 5/01/06             --           --          --           --       119,000       95,200     158,500      126,800        222,000
 step bond to yield
 12.932%
 due 9/15/05          705,000      669,750        --           --          --           --          --           --          669,750
 step bond to yield
 12.644%
 due 5/1/06           595,000      478,975        --           --          --           --          --           --          478,975
Norfolk Southern
 Corp
 7.875% due 2/15/04 3,000,000    3,015,000        --           --          --           --          --           --        3,015,000
Oglebay Norton Co.
 10.000% due 2/1/09   615,000      568,875        --           --          --           --          --           --          568,875
Union Pacific Co.
 7.875% due 2/15/02 2,000,000    1,990,000        --           --          --           --          --           --        1,990,000
                               -----------                                       -----------              -----------  -------------
                                 8,687,328                                           412,735                  549,735      9,649,798
                               -----------                                       -----------              -----------  -------------
UTILITIES -- 0.48%
AES Corp.
 10.250%
 due 7/15/06        1,345,000    1,328,188        --           --          --           --          --           --        1,328,188
 9.500% due 6/1/09  1,635,000    1,610,475        --           --          --           --          --           --        1,610,475
Azurix Corp. +
 10.75% due 2/15/10      --           --          --           --       119,000      119,595     158,500      159,293        278,888
Calpine Corp.
 7.875% due 4/01/08      --           --          --           --       238,000      224,018     317,000      298,376        522,394
 10.500%
 due 5/15/06        2,000,000    2,115,000        --           --          --           --          --           --        2,115,000
Laidlaw +
 6.65% due 10/01/04      --           --          --           --        59,500       22,610      79,250       30,115         52,725
                               -----------                                       -----------              -----------  -------------
                                 5,053,663                                           366,223                  487,784      5,907,669
                               -----------                                       -----------              -----------  -------------

MORTGAGE OBLIGATIONS -- 0.26%
MORTGAGE BACKED
 SECURITIES/PASSTHROUGHS
Airplane Trust
 10.875%
 due 3/15/19        2,750,744    2,308,865        --           --       476,000      394,621     634,000      525,609      3,229,095
                               -----------                                       -----------              -----------  -------------

TOTAL HIGH YIELD
 BONDS -- 20.81%               228,968,008        --           --          --     11,768,790        --     15,675,238    256,412,036
                                                                                 -----------  ----------  -----------  -------------
Identified Cost          --    245,686,014        --          --           --     13,882,475        --     18,490,524    278,059,013

US FIXED INCOME                                                                               PRINCIPAL
                                             PRINCIPAL                PRINCIPAL                AMOUNT
ISSUER                                         AMOUNT       VALUE      AMOUNT       VALUE   (000'S OMITTED)    VALUE
--------------------------------

ASSET BACKED SECURITIES -- 2.80%
Aames Mortgage
 Trust 6.59%
 due 6/15/24             --           --     1,314,932    1,305,544     386,346      383,588     420,236      417,236      2,106,367
Aircraft Financial
 Trust, 8.000%
 due 5/15/24             --           --     1,940,000    1,774,596     570,000      521,402     620,000      567,139      2,863,136
Amresco Residential
 Securities, 6.245%
 due 4/25/22             --           --     1,153,524    1,144,153     338,922      336,169     368,652      365,657      1,845,979
Asset
 Securitization
 Corp., Series 95,
 7.384% due 8/13/29      --           --     1,358,000    1,326,725     399,000      389,811     434,000      424,005      2,140,541
Asset
 Securitization
 Corp., Series 97,
 6.500% due 2/14/41      --           --       888,908      872,505     261,174      256,355     284,084      278,842      1,407,701
First Union, Lehman
 Brothers,
 6.479% due 3/18/04      --           --     1,236,944    1,210,603     363,432      355,693     395,312      386,894      1,953,190
GE Capital Mortgage
 Services, Inc.,         --           --       776,000      764,057     228,000      224,491     248,000      244,183      1,232,732
 5.905%
 due 10/25/13
 7.000%
 due 10/25/23            --           --       767,852      720,792     225,606      211,779     245,396      230,356      1,162,927
GMAC Commercial
 Mortgage Inc.           --           --       430,680      396,445     126,540      116,481     137,640      126,699        639,626
 6.420% due 8/15/08
 6.73% due 12/15/03      --           --     1,178,356    1,173,014     346,218      344,648     376,588      374,881      1,892,543
 7.724%
 due 12/15/09            --           --     1,746,000    1,744,485     513,000      512,555     558,000      557,516      2,814,556
Green Tree Financial
 Corp                    --           --     1,493,800    1,386,471     438,900      407,365     477,400      443,099      2,236,935
 6.710% due 8/15/29
 8.05% due 10/15/27      --           --     1,940,000    1,907,253     570,000      560,378     620,000      609,534      3,077,166
 8.41% due 12/1/30       --           --     1,164,000    1,103,251     342,000      324,151     372,000      352,585      1,779,987
IMC Home Equity
 Loan Trust, 6.16%
 due 5/20/14             --           --       559,108      556,368     164,274      163,469     178,684      177,808        897,645
JP Morgan
 Commercial
 Mortgage
 Financial Corp.,
 6.373% due 1/15/30      --           --       747,676      726,136     219,678      213,349     238,948      232,064      1,171,549
Merrill Lynch
 Mortgage Co.,
 6.950%
 due 6/18/29             --           --       604,504      595,412     177,612      174,941     193,192      190,286        960,638
Morgan Stanley
 Capital Investment
 Inc., 6.44%
 due 11/15/02            --           --     1,265,656    1,243,497     371,868      365,357     404,488      397,406      2,006,260
Nissan Auto
 Receivables
 Grantor,
 6.15% due 2/15/03       --           --       284,404      282,232      83,562       82,924      90,892       90,198        455,354
Nomura Asset
 Securitization
 Corp.,
 8.15% due 3/4/20        --           --     1,164,000    1,175,384     342,000      345,345     372,000      375,638      1,896,367
                                                        -----------              -----------              -----------  -------------
                                                         21,408,922                6,290,250                6,842,026     34,541,198
                                                        -----------              -----------              -----------  -------------

FOREIGN CORPORATIONS -- 0.57%
Merita Bank PLC,
 6.50% due 4/1/09        --           --       937,020      845,211     275,310      248,335     299,460      270,119      1,363,665
Pemex Financial
 Ltd., 9.03%
 due 2/15/11             --           --       843,900      859,673     247,950      252,584     269,700      274,741      1,386,998
Quebec Providence
 CDA, 7.50%
 due 9/15/29             --           --       867,180      847,972     254,790      249,146     277,140      271,001      1,368,120
Telefonica de
 Argentina, 9.125%
 due 5/7/08              --           --       915,680      869,896     269,040      255,588     292,640      278,008      1,403,492
YPF Sociedad
 Anonima, 7.25%
 due 3/15/03             --           --       940,900      907,477     276,450      266,630     300,700      290,019      1,464,126
                                                        -----------              -----------              -----------  -------------
                                                          4,330,229                1,272,284                1,383,887      6,986,400
                                                        -----------              -----------              -----------  -------------

DOMESTIC CORPORATIONS -- 2.05%
Abitibi
 Consolidated Inc.,
 8.50%
 due 8/1/29              --           --     1,032,080      948,306     303,240      278,626     329,840      303,067      1,529,999
Ahold Financial
 U.S.A Inc.,
 6.875% due 5/1/29       --           --       692,580      580,999     203,490      170,706     221,340      185,680        937,384
BB&T Corp., 6.375%
 due 6/30/05             --           --       884,640      826,059     259,920      242,708     282,720      263,998      1,332,765
Conseco Inc., 6.40%
 due 6/15/01             --           --       256,080      181,817      75,240       53,420      81,840       58,106        293,344
Dayton Hudson
 Corp., 6.65%
 due 8/1/28              --           --       853,600      716,059     250,800      210,389     272,800      228,844      1,155,292
Delta Airlines
 Inc., 8.30%
 due 12/15/29            --           --     1,164,000    1,041,047     342,000      305,875     372,000      332,706      1,679,627
Donaldson, Lufkin
 & Jenrette,
 5.875% due 4/1/02       --           --       731,380      705,409     214,890      207,259     233,740      225,440      1,138,108
Dynegy Inc., 7.45%
 due 7/15/06             --           --       812,860      776,771     238,830      228,227     259,780      248,247      1,253,244
Ford Motor Co.,
 7.375%
 due 10/28/09            --           --       898,220      868,237     263,910      255,101     287,060      277,478      1,400,816
Knight Ridder Inc.,
 6.875% due 3/15/29      --           --       913,740      792,917     268,470      232,971     292,020      253,407      1,279,294
Lehman Brothers
 Holdings, Inc.,
 7.75% due 1/15/05       --           --       810,920      811,423     238,260      238,408     259,160      259,321      1,309,151
Lockheed Martin
 Corp., 7.95%
 due 12/1/05             --           --       843,900      826,651     247,950      242,882     269,700      264,187      1,333,720
MCI Communications
 Corp., 6.50%
 due 4/15/10             --           --       892,400      812,450     262,200      238,710     285,200      259,649      1,310,808
Morgan Stanley
 Dean Witter & Co.,
 5.625% due 1/20/04      --           --       911,800      854,949     267,900      251,196     291,400      273,231      1,379,377
National Rural
 Utilities, 6.20%
 due 2/1/08              --           --       791,520      723,394     232,560      212,544     252,960      231,188      1,167,125
Osprey Trust Inc.,
 8.31% due 1/15/03       --           --       861,360      854,125     253,080      250,954     275,280      272,968      1,378,046
Popular North
 America, Inc.,
 6.875% due 6/15/01      --           --       851,660      842,592     250,230      247,566     272,180      269,282      1,359,440
Raytheon Co., 7.90%
 due 3/1/03              --           --       874,940      859,856     257,070      252,638     279,620      274,799      1,387,294
St. Paul Cos Inc.,
 7.875% due 4/15/05      --           --       834,200      816,548     245,100      239,914     266,600      260,959      1,317,421
Saks Inc., 8.25%
 due 11/15/08            --           --       937,020      845,661     275,310      248,467     299,460      270,263      1,364,391
                                                        -----------              -----------              -----------  -------------
                                                         15,685,270                4,608,559                5,012,818     25,306,647
                                                        -----------              -----------              -----------  -------------

MORTGAGE OBLIGATIONS
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.06%
Asset Backed
 Securitization
 Corp.,
 6.64% due 12/25/27      --           --       970,000      879,974     285,000      258,549     310,000      281,229      1,419,752
CMC Securitization
 Corp., Series 97,
 7.00% due 10/25/27      --           --       209,908      208,255      61,674       61,188      67,084       66,556        335,999
CWMBS Inc., Series
 98, 6.50%
 due 7/25/13             --           --       823,336      761,187     241,908      223,648     263,128      243,266      1,228,101
Chase Mortgage
 Financal Trust,
 6.50% due 9/25/13       --           --       764,360      705,751     224,580      207,360     244,280      225,549      1,138,660
Chase Mortgage
 Financal Trust,
 7.25% due 2/25/30       --           --       970,000      916,330     285,000      269,231     310,000      292,848      1,478,409
Credit Suisse First
 Boston Mortgage,
 7.29% due 9/15/09       --           --     1,513,200    1,469,782     444,600      431,843     483,600      469,724      2,371,350
Federal Home Loan
 Mortgage Corp.          --           --       388,000      357,445     114,000      105,023     124,000      114,235        576,703
 6.00% due 1/15/24
 6.25% due 6/15/24       --           --     1,334,720    1,259,188     392,160      369,968     426,560      402,421      2,031,577
Federal National
 Mortgage
 Association,
 7.412% due 8/17/21      --           --     1,141,108    1,125,721     335,274      330,753     364,684      359,767      1,816,241
Government National
 Mortgage
 Association, 7.25%
 due 10/16/22            --           --       329,024      328,215      96,672       96,434     105,152      104,894        529,543
Residential Asset
 Securitization
 Trust, 7.00%
 due 2/25/08             --           --       105,536      105,224      31,008       30,916      33,728       33,628        169,769
                                                        -----------              -----------              -----------  -------------
                                                          8,117,074                2,384,914                2,594,116     13,096,104
                                                        -----------              -----------              -----------  -------------

MORTGAGE BACKED SECURITIES/PASSTHROUGHS -- 0.70%
Federal Home Loan
 Mortgage Corp.
 5.750% due 7/15/03 5,000,000    4,790,650        --           --          --           --          --           --        4,790,650
 6.00% due TBA           --           --       388,000      351,989     114,000      103,419     124,000      112,491        567,900
 6.00% due 8/1/00        --           --       597,908      593,755     175,674      174,454     191,084      189,757        957,965
 7.50% due TBA           --           --     1,435,600    1,402,624     421,800      412,111     458,800      448,261      2,262,997
 8.50% due 4/1/01        --           --         1,164        1,320       1,000          388       1,000          422          2,129
                               -----------              -----------              -----------              -----------  -------------
                                 4,790,650                2,349,688                  690,372                  750,931      8,581,641
                               -----------              -----------              -----------              -----------  -------------

Federal National
 Mortgage
 Association -- 2.21%
 4.625%
 due 10/15/01       5,000,000    4,841,550        --           --          --           --          --           --        4,841,550
 5.50% due TBA           --           --     1,940,000    1,689,619     570,000      496,434     620,000      539,981      2,726,035
 6.50% due TBA           --           --     2,716,000    2,534,354     798,000      744,630     868,000      809,948      4,088,932
 6.50% due 4/1/29        --           --     1,481,384    1,383,684     435,252      406,546     473,432      442,208      2,232,438
 6.50% due 5/1/29        --           --     1,673,832    1,561,762     491,796      458,868     534,936      499,120      2,519,751
 7.00% due 6/1/03        --           --        65,184       64,529      19,152       18,960      20,832       20,623        104,112
 7.00% due 7/1/03        --           --       105,924      104,628      31,122       30,741      33,852       33,438        168,807
 7.50% due TBA           --           --     2,211,600    2,193,642     649,800      644,524     706,800      701,061      3,539,226
 7.50% due TBA           --           --     4,423,200    4,327,825   1,299,600    1,271,577   1,413,600    1,383,119      6,982,522
 8.00% due 6/1/02        --           --         1,552        1,657       1,000          487       1,000          530          2,674
                               -----------              -----------              -----------              -----------  -------------
                                 4,841,550               13,861,700                4,072,768                4,430,028     27,206,046
                               -----------              -----------              -----------              -----------  -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.68%
 6.50% due TBA           --           --     4,811,200    4,505,990   1,413,600    1,323,925   1,537,600    1,440,059      7,269,973
 7.00% due 2/15/24       --           --     1,341,316    1,294,935     394,098      380,471     428,668      413,845      2,089,251
 8.00% due TBA           --           --       776,000      777,698     228,000      228,499     248,000      248,543      1,254,739
 8.00% due 12/15/07      --           --        13,192       13,248       3,876        3,893       4,216        4,234         21,375
 8.00% due 6/1/27
 (TBA)              5,000,000    5,015,600        --           --          --           --          --           --        5,015,600
 8.00% due 2/15/30  4,992,976    5,008,554        --           --          --           --          --           --        5,008,554
                               -----------              -----------              -----------              -----------  -------------
                                10,024,154                6,591,871                1,936,787                2,106,680     20,659,491
                               -----------              -----------              -----------              -----------  -------------

TOTAL MORTGAGE
 OBLIGATIONS -- 5.64%           19,656,354               30,920,333                9,084,840                9,881,756     69,543,282
                               -----------              -----------              -----------              -----------  -------------

YANKEE BONDS -- 0.34%
Corporacion Andina
 de Fomento,
 7.75% due 3/1/04        --           --       845,840      832,273     248,520      244,534     270,320      265,984      1,342,791
Empresa Nacional,
 7.75% due 7/15/08       --           --       428,740      398,295     125,970      117,025     137,020      127,290        642,610
Imperial Tobacco
 Overseas, 7.125%
 due 4/1/09              --           --     1,049,540      917,109     308,370      269,460     335,420      293,097      1,479,666
TPSA Financial,
 7.75% due 12/10/08      --           --       506,340      483,294     148,770      141,999     161,820      154,455        779,747
                                                        -----------              -----------              -----------  -------------
                                                          2,630,971                  773,017                  840,826      4,244,814
                                                        -----------              -----------              -----------  -------------
UNITED STATES GOVERNMENT AND
OTHER GOVERNMENT OBLIGATIONS
UNITED STATES TREASURY BONDS -- 2.28%
 8.125% due 8/15/19      --           --     2,101,020    2,524,501     617,310      741,735     671,460      806,799      4,073,036
 7.875% due 2/15/21 2,500,000    2,962,275        --           --          --           --          --           --        2,962,275
 6.25% due 8/15/23 16,000,000   16,017,600        --           --          --           --          --           --       16,017,600
 3.625% due 4/15/28      --           --     1,587,308    1,521,391     466,374      447,007     507,284      486,218      2,454,615
 3.875% due 4/15/29      --           --     1,001,040    1,003,310     294,120      294,787     319,920      320,646      1,618,743
 6.125% due 8/15/29      --           --       611,100      612,530     179,550      179,970     195,300      195,757        988,257
                               -----------              -----------              -----------              -----------  -------------
                                18,979,875                5,661,732                1,663,499                1,809,420     28,114,526
                               -----------              -----------              -----------              -----------  -------------

UNITED STATES TREASURY NOTES -- 1.81%
 5.50% due 12/31/00      --           --        42,680       42,400      12,540       12,458      13,640       13,550         68,408
 6.50% due 5/31/01       --           --       446,200      445,919     131,100      131,017     142,600      142,510        719,446
 6.25% due 2/15/03  2,500,000    2,476,450        --           --          --           --          --           --        2,476,450
 5.875% due
 11/15/04                --           --       116,400      113,326      34,200       33,297      37,200       36,218        182,840
 6.500% due 8/15/05 6,700,000    6,687,270        --           --          --           --          --           --        6,687,270
 6.875% due 5/15/06      --           --     1,350,240    1,372,181     396,720      403,167     431,520      438,532      2,213,880
 6.625% due 5/15/07      --           --     1,761,520    1,773,075     517,560      520,955     562,960      566,653      2,860,684
 6.50% due 2/15/10  3,000,000    3,060,540   2,428,880    2,477,069     713,640      727,799     776,240      791,641      7,057,048
                               -----------              -----------              -----------              -----------  -------------
                                12,224,260                6,223,970                1,828,692                1,989,104     22,266,026
                               -----------              -----------              -----------              -----------  -------------
TOTAL UNITED STATES

 GOVERNMENT & OTHER
 GOVERNMENT
 OBLIGATIONS -- 5.68%           50,860,489               11,885,703                3,492,191                3,798,523     70,036,906
                               -----------              -----------              -----------              -----------  -------------

TOTAL FIXED
 INCOME -- 34.08%              279,828,497               86,861,426               25,521,141               27,759,837    419,970,901
                               -----------              -----------              -----------              -----------  -------------

PREFERRED STOCK -- 0.32%
California Federal
 Preferred
 Capital Corp.            600       13,350        --           --          --           --          --           --           13,350
Comed Financing I        --           --          --      3,121,752      15,732      355,880      17,112      387,097      3,864,729
Dobson
 Communications           250       25,656        --           --          --           --          --           --           25,656
                               -----------              -----------              -----------              -----------  -------------
                                    39,006                3,121,752                  355,880                  387,097      3,903,735
                               -----------              -----------              -----------              -----------  -------------

Total US Fixed
 Securities -- 34.40%          279,867,503               89,983,178               25,877,020               28,146,934    423,874,636
                               -----------              -----------              -----------              -----------  -------------
Identified Cost                297,891,399               91,251,385               26,810,974               29,162,814    445,116,572

FOREIGN BONDS                                                         PRINCIPAL                PRINCIPAL
ISSUER         CURRENCY                                                AMOUNT       VALUE       AMOUNT      VALUE
----------------------------                                         --------------------------------------------

FIXED INCOME

CANADA -- 0.07%
Canadian Government Bonds
 1.90%
 due 3/23/09     JPY     --           --          --           --     33,294,000     313,737  59,334,000      559,118        872,855
                                                                                 -----------              -----------  -------------

DENMARK -- 0.17%
Commerzbank AG
 13.75%
 due 1/18/02     PLN     --           --          --           --      1,790,000     381,226   3,190,000      679,392      1,060,617
Nykredit
 5.00%
 due 10/01/29    DKK     --           --          --           --        363,012      38,878     646,932       69,285        108,163
Oester
 Kontrollbank
 1.80%
 due 3/22/10     JPY     --           --          --           --     28,461,000     264,084  50,721,000      470,630        734,714
Unikredit
 Realkred
 5.00%
 due 10/01/29    DKK     --           --          --           --        445,352      47,686     793,672       84,982        132,667
                                                                                 -----------              -----------  -------------
                                                                                     731,874                1,304,289      2,036,162
                                                                                 -----------              -----------  -------------
FINLAND -- 0.00%
Finnish Export Credit Corp.
 6.625%
 due 5/15/00     USD     --           --          --           --         21,480      21,480      38,280       38,280         59,760
                                                                                 -----------              -----------

FRANCE -- 0.09%
Government of
 France O.A.T.
 3.00%
 due 7/25/09     EURO    --           --          --           --        172,927     149,049     308,177      265,623        414,672
 5.50%
 due 4/25/29     EURO    --           --          --           --        291,770     258,803     519,970      461,218        720,021
                                                                                 -----------              -----------  -------------
                                                                                     407,851                  726,841      1,134,693
                                                                                 -----------              -----------  -------------
GREAT BRITAIN -- 0.41%
Abbey National
 Treasury Services
 6.25%
 due 6/30/00     USD     --           --          --           --         78,223      78,168     139,403      139,305        217,474
 8.50%
 due 7/17/00     USD     --           --          --           --        179,000     179,428     319,000      319,762        499,190
 7.95%
 due 10/26/29    USD 2,000,000   1,954,212                                                                                 1,954,212
European Investment
 Bank
 7.00%
 due 12/08/03    GBP     --           --          --           --        537,000     841,977     957,000    1,500,506      2,342,483
                               -----------                                       -----------              -----------  -------------
                                 1,954,212                                         1,099,573                1,959,574      5,013,359
                               -----------                                       -----------              -----------  -------------
GERMANY -- 0.16%
Bundesrepublik
 Deutschland
 4.25%
 due 11/26/04    EURO    --           --          --           --        737,480     650,766   1,314,280    1,159,746      1,810,512
Republic of
 Germany
 5.625%
 due 1/04/28     EURO    --           --          --           --         42,960      38,656      76,560       68,891        107,547
                                                                                 -----------              -----------  -------------
                                                                                     689,423                1,228,636      1,918,059
                                                                                 -----------              -----------  -------------
GREECE -- 0.04%
Republic of Greece
 10.18%
 due 6/17/03     GRD     --           --          --           --     11,599,200      32,428  20,671,200       57,791         90,219
 10.24%
 due 10/23/03    GRD     --           --          --           --     52,626,000     148,265  93,786,000      264,227        412,492
                                                                                 -----------              -----------  -------------
                                                                                     180,693                  322,018        502,711
                                                                                 -----------              -----------  -------------
ITALY -- 0.00%
SCCR Limited
 3.50%
 due 5/15/00     EURO    --           --          --           --     35,800,000      16,806  63,800,000       29,951         46,757
                                                                                 -----------              -----------  -------------

JAPAN -- 0.32%
Government of Japan
 4.10%
 due 6/21/04     JPY     --           --          --           --     32,578,000     339,428  58,058,000      604,902        944,330
International Bank
 Reconstruction
 and Development
 4.75%
 due 12/20/04    JPY     --           --          --           --     59,070,000     640,711 105,270,000    1,141,826      1,782,537
Nippon Telephone
 and Telegraph
 2.50%
 due 7/25/07     JPY     --           --          --           --     42,960,000     421,228  76,560,000      750,680      1,171,908
                                                                                 -----------              -----------  -------------
                                                                                   1,401,367                2,497,408      3,898,775
                                                                                 -----------              -----------  -------------
NETHERLANDS -- 0.08%
Bank Netherlands
 Gemeenten
 6.00%
 due 5/12/00     USD     --           --          --           --         67,125      67,135     119,625      119,643        186,778
Kingdom of
 Netherlands
 6.00%
 due 1/15/06     EURO    --           --          --           --        289,980     273,507     516,780      487,422        760,929
                                                                                 -----------              -----------  -------------
                                                                                     340,642                  607,065        947,707
                                                                                 -----------              -----------  -------------
PORTUGAL -- 0.04%
Republic of Portugal
 6.50%
 due 5/08/00     USD     --           --          --           --        179,000     179,036     319,000      319,064        498,100
                                                                                 -----------              -----------  -------------

SPAIN -- 0.03%
Government of Spain
 6.00%
 due 1/31/29     EURO    --           --          --           --        122,791     114,554     218,828      204,149        318,702
                                                                                 -----------              -----------  -------------

UNITED STATES -- 0.24%
Bank One Auto
 Grantor Trust
 6.27%
 due 11/20/03    USD     --           --          --           --         30,779      30,644      54,851       54,612         85,256
Chase Manhattan
 Grantor Trust
 6.61%
 due 9/15/02     USD     --           --          --           --         21,531      21,470      38,371       38,262         59,733
Federal National
 Mortgage
 Association
 7.25%
 due 1/15/10     USD     --           --          --           --         46,540      46,402      82,940       82,694        129,096
Government National
 Mortgage
 Association
 6.125%
 due 4/20/25     USD     --           --          --           --         81,878      82,544     145,916      147,103        229,646
 6.75%
 due 9/20/25     USD     --           --          --           --         78,036      78,671     139,070      140,201        218,871
 6.75%
 due 9/20/26     USD     --           --          --           --         44,177      44,335      78,729       79,010        123,344
 7.125%
 due 12/20/25    USD     --           --          --           --         20,969      21,143      37,370       37,679         58,822
 7.125%
 due 11/20/26    USD     --           --          --           --        135,679     136,761     241,798      243,725        380,485
Inter American
 Development Bank
 7.375%
 due 1/15/10     USD     --           --          --           --         44,750      44,943      79,750       80,094        125,037
KFW International
 Finance
 5.875%
 due 6/28/00     USD     --           --          --           --         32,220      32,178      57,420       57,345         89,523
United States
 Treasury
 Inflationary
 Index Notes
 6.50%
 due 2/28/02     USD     --           --          --           --        544,160     542,119     969,760      966,123      1,508,243
                                                                                 -----------              -----------  -------------
                                                                                   1,081,209                1,926,848      3,008,057
                                                                                 -----------              -----------  -------------

TOTAL FOREIGN
 BONDS -- 1.64%                  1,954,212                                         6,578,244               11,723,240     20,255,696
                               -----------                                       -----------              -----------  -------------
IDENTIFIED COST                  2,093,620                                         7,034,047               12,542,665     21,670,332

Total Long Term
  Investments -- 97.35%        822,093,699              189,597,478               67,980,449              119,976,862  1,199,648,488
                               -----------              -----------              -----------              -----------  -------------
Identified  Cost               685,687,206              196,218,208               64,154,186              108,847,314  1,054,906,914
                               -----------              -----------              -----------              -----------  -------------

SHORT TERM -- 2.65%
First Union
 National
 Bank                    --           --          --           --          --        708,422        --      1,525,832      2,234,254
First Union
 National
 Bank                    --           --          --           --          --        135,392        --        507,720        643,112
First Home Loan
 Bank                    --           --          --           --          --         27,100        --        113,278        140,378
First Union
 National
 Bank                    --           --          --           --          --        367,308        --        654,588      1,021,896
Deutche Australia        --           --          --           --          --        356,610        --        635,523        992,133
First Home Loan
 Bank                    --           --          --           --          --        127,806        --        170,229        298,035
First Union
 National
 Bank                    --           --          --      9,488,928        --      2,787,984        --      3,032,544     15,309,456
Goldman Sachs      11,647,000   11,647,000        --           --          --           --          --           --       11,647,000
US T Bill                --           --          --        264,737        --         77,783        --         84,607        427,127
                               -----------              -----------              -----------              -----------  -------------
                                11,647,000                9,753,665                4,588,405                6,724,320     32,713,390
                               -----------              -----------              -----------              -----------  -------------
Total Investments -- 100.00%   833,740,699              199,351,143               72,568,854              126,701,182  1,232,361,878
                               -----------              -----------              -----------              -----------  -------------
Identified  Cost               697,334,206              205,971,873               68,742,591              115,571,634  1,087,620,305

Pro Forma Footnotes of Merger Between Smith Barney Balanced Fund and CitiFunds Balanced Fund, CitiSelect 200 Fund and CitiSelect 300 Fund April 30, 2000 (unaudited)

1.     General

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed acquisition of substantially all of the assets of the CitiFunds Balanced Fund, the CitiSelect 200 Fund and the CitiSelect 300 Fund ("the Acquired Funds") by the Smith Barney Balanced Fund ("Fund" or "Balanced Fund") in exchange for shares of Balanced Fund and the assumption by Balanced Fund of substantially all of the liabilities of the Acquired Funds as described elsewhere in this proxy statement/prospectus.

Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of the Acquired Funds for shares of the Balanced Fund will be treated as a tax-free reorganization and accordingly will be accounted for as a tax-free merger. The acquisition would be accomplished by an acquisition of the net assets of the Acquired Funds in exchange for shares of Balanced Fund at net asset value. The unaudited pro forma schedule of investments and the unaudited pro forma statement of assets and liabilities have been prepared as though the acquisition had been effective on April 30, 2000. The unaudited pro forma statement of operations has been prepared as though the acquisition had been effective May 1, 1999. The unaudited pro forma financial statements are as of the semi-annual period end of the Acquired Funds as that date is more recent than the most recently filed financial statements for Balanced Fund.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquired Funds and Balanced Fund which are included in their respective annual reports dated October 31, 1999 and July 31, 1999, respectively. The expense of the reorganization, including the cost of the proxy solicitation, will be borne by SSB Citi Fund Management LLC ("SSBC"), Balanced Fund's Investment Manager. SSBC is a subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a subsidiary of Citigroup Inc.

2.     Significant Accounting Policies

Balanced Fund, a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by Balanced Fund are:

     (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported and U.S. government and agency obligations are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are recorded on the identified cost basis; (f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled. The Fund from time to time may also enter into options and/or futures contracts to hedge market risk.

3.     Pro-Forma Adjustments

The accompanying unaudited pro forma portfolio of investments and pro forma financial statements reflect changes in shares and fund expenses as if the merger had taken place on May 1, 1999. Adjustments were made to certain expenses to reflect the merged entities' operations, and to reflect new investment advisory and administration agreements as if they had been in place as of May 1, 1999.

4.     Investment Advisory Agreement and Other Transactions

SSBC acts as investment advisor of Balanced Fund. Balanced Fund pays SSBC an advisory fee calculated at an annual rate of 0.45%. This fee is calculated daily and paid monthly.

Under an administration agreement, SSBC also acts as Balanced Fund's administrator for which Balanced Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is also calculated daily and paid monthly.

Under these agreements, Balanced Fund pays SSBC a maximum annual combined fee of 0.65% of average net assets for both investment advisory and administration services. Under the agreements between Citibank, N. A., a subsidiary of Citigroup, and the Acquired Funds, Citibank, N. A. receives a combined annual fee of 0.75% for such services from CitiSelect 200 Fund and CitiSelect 300 Fund, and .70% for such services from CitiFunds Balanced.

Citi Fiduciary Trust Company ("CFTC"), a subsidiary of Citigroup, is Balanced Fund's transfer agent. Salomon Smith Barney Inc., another subsidiary of Citigroup, acts as Balanced Fund's distributor.

                           PART C: OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

     The response to this item is incorporated by reference to section 9 of the Agreement and Plan of Reorganization and Post-Effective Amendment No. 2 to the Registrant Statement filed on Form N-1A with the SEC on March 13, 1985 (the "Registration Statement").

ITEM 16.  EXHIBITS

     (1)(a) Amendment No. 1 to the Registrant's Master Trust Agreement dated July 30, 1993 and First Amended and Restated Master Trust Agreement dated November 5, 1993 are incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

     (1)(b)   Amendment to the Registrant's Amended and Restated Master
              Trust Agreement dated June 12, 1998 is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement.

     (2) Registrant's By-Laws are incorporated by reference to the Registration Statement.

     (3)      Not Applicable.

     (4) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A.

     (5)      Not Applicable.

     (6)(a) Transfer of Investment Advisory Agreements between the Registrant and Smith Barney Mutual Funds Management with respect to Smith Barney Diversified Strategic Income Fund, Smith Barney Balanced Fund (formerly Smith Barney Utilities Fund), Smith Barney Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund (formerly Smith Barney Tax-Exempt Income Fund) and Smith Barney Exchange Reserve Fund are incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement.

     (6)(b) Form of Transfer and Assumption of Advisory Agreement is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement.

     (7)(a) Form of Distribution Agreement between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to the Registration Statement on Form N-14, filed by the Registrant on July 14, 2000.

     (7)(b) Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement.

     (8)      Not Applicable.

     (9)(a) Custodian Agreement between the Registrant and PNC Bank, National Association is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

     (9)(b)   Form of Custodian Agreement between the Registrant and
              Chase Manhattan Bank is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

     (10)(a) Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Diversified Strategic Income Fund, Smith Barney Balanced Fund (formerly Smith Barney Utilities Fund), Smith Barney Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund (formerly Smith Barney Tax-Exempt Income Fund) and Smith Barney Exchange Reserve Fund and Salomon Smith Barney Inc. are incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement.

     (10)(b) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement.

     (10)(c) Amended Plan pursuant to Rule 18f-3(d) is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement.

     (11) Opinion and Consent of Willkie Farr & Gallagher is incorporated by reference to the Registration Statement on Form N-14, filed by the Registrant on July 14, 2000.

     (12) Opinion of Bingham Dana LLP supporting the tax matters and consequences to shareholders discussed in the prospectus will be filed by amendment.

      13)(a)  Administration Agreement between the Registrant and
              Mutual Management Corp. is incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement.

     (13)(b) Transfer Agency and Registrar Agreement between the Registrant and First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement.

     (14)     Consent of Independent Public Accountants is filed herewith.

     (15)     Not Applicable.

     (16)     Not Applicable.

     (17)(a) Forms of proxy cards are incorporated by reference to the Registration Statement on Form N-14, filed by the Registrant on July 14, 2000.

     (17)(b) Annual Report of the CitiSelect Portfolios (File Nos. 2-90518 and 811-4006) filed on December 29, 1999.

     (17)(c) Semi-Annual Report of the CitiSelect Portfolios (File Nos. 2-90518 and 811-4006) filed on June 23, 2000.

     (17)(d) Prospectus and statement of additional information of the CitiSelect Portfolios (File Nos. 2-90518 and 811-4006) filed on March 30, 2000.

     (17)(e) Annual Report of Registrant, dated March1, 2000, is incorporated herein by reference.

     (17)(f) Semi-Annual Report of Registrant, January 31, 2000, is incorporated herein by reference.

     (17)(g) Prospectus and statement of additional information of Registrant, dated November 28, 1999, are incorporated herein by reference.

ITEM 17.  UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 C.F.R. 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed on behalf of the Registrant in the City of New York and the State of New York on the 13th day of July, 2000.

                                      SMITH BARNEY INCOME FUNDS

                                      By: /s/ Heath B. McLendon
                                          --------------------------
                                           Heath B. McLendon
                                           Chairman of the Board

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacity on the date indicated.

 /s/ Heath B. McLendon           Chairman of the Board,           July 13, 2000
-------------------------         President and Chief
Heath B. McLendon                  Executive Officer

 /s/ Lewis E. Daidone            Senior Vice President,           July 13, 2000
-------------------------       Treasurer, Chief Financial
Lewis E. Daidone                  and Accounting Officer

  /s/ Lee Abraham*                      Trustee                   July 13, 2000
-------------------------
Lee Abraham

/s/ Allan J. Bloostein*                 Trustee                   July 13, 2000
-------------------------
Allan J. Bloostein

/s/ Richard E. Hanson*                  Trustee                   July 13, 2000
-------------------------
Richard E. Hanson

/s/ Jane F. Dasher**                    Trustee                   July 13, 2000
-------------------------
Jane F. Dasher

/s/ Donald R. Foley**                   Trustee                   July 13, 2000
-------------------------
Donald R. Foley

/s/ Paul Hardin**                       Trustee                   July 13, 2000
-------------------------
Paul Hardin

/s/ Roderick Rasmussen**                Trustee                   July 13, 2000
Roderick Rasmussen

/s/ John P. Toolan**                    Trustee                   July 13, 2000
-------------------------
John P. Toolan

*, **By: /s/ Heath B. McLendon
         ---------------------
         Heath B. McLendon
         Executed by Heath B. McLendon, Attorney-in-Fact on behalf of those indicated, pursuant to Powers of Attorney dated September 4, 1996 and May 20, 1999, respectively.

                                 EXHIBIT INDEX

Exhibit No.   Description

(14)          Consent of Independent Public Accountants